UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 11 of its series:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: January 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

January 31, 2019

Wells Fargo Capital Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Capital Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Capital Growth Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Capital Growth Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Capital Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFCGX)	7-31-2007	-3.24	10.05	14.45	2.64	11.36	15.13	1.27	1.12

Class C (WFCCX)	7-31-2007	0.97	10.54	14.28	1.97	10.54	14.28	2.02	1.87

Class R6 (WFCRX)[3]	11-30-2012	–	–	–	2.91	11.84	15.67	0.84	0.61

Administrator Class (WFCDX)	6-30-2003	–	–	–	2.80	11.53	15.37	1.19	0.95

Institutional Class (WWCIX)	4-8-2005	–	–	–	3.04	11.82	15.65	0.94	0.71

Russell 1000® Growth Index[4]	–	–	–	–	0.24	12.97	16.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Capital Growth Fund	7

Ten largest holdings (%) as of January 31, 2019[5]

Amazon.com Incorporated	7.87

Microsoft Corporation	7.09

Alphabet Incorporated Class A	6.02

UnitedHealth Group Incorporated	5.26

Visa Incorporated Class A	4.69

Waste Connections Incorporated	3.55

Union Pacific Corporation	3.03

The Home Depot Incorporated	2.90

First Data Corporation Class A	2.51

Salesforce.com Incorporated	2.39

Sector distribution as of January 31, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.11% for Class A, 1.86% for Class C, 0.60% for Class R6, 0.94% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$976.75	$5.28	1.06%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class C

Actual	$1,000.00	$973.67	$9.00	1.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.08	$9.20	1.81%
Class R6

Actual	$1,000.00	$978.95	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class

Actual	$1,000.00	$977.35	$4.68	0.94%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class

Actual	$1,000.00	$979.03	$3.49	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Capital Growth Fund	9

Security name	Shares	Value

Common Stocks: 98.42%

Communication Services: 11.39%

Entertainment: 3.85%

Activision Blizzard Incorporated	21,300	$1,006,212

Netflix Incorporated †	4,400	1,493,800

Nintendo Company Limited ADR	33,500	1,247,540

		3,747,552

Interactive Media & Services: 7.54%

Alphabet Incorporated Class A †	5,208	5,863,635

Tencent Holdings Limited ADR	33,050	1,474,361

		7,337,996

Consumer Discretionary: 16.07%

Auto Components: 1.56%

Aptiv plc	19,200	1,519,296

Automobiles: 1.18%

Ferrari NV	9,100	1,149,330

Internet & Direct Marketing Retail: 10.43%

Alibaba Group Holding Limited ADR †	6,050	1,019,365

Amazon.com Incorporated †	4,455	7,656,938

MercadoLibre Incorporated †	4,050	1,474,200

		10,150,503

Specialty Retail: 2.90%

The Home Depot Incorporated	15,383	2,823,242

Energy: 0.77%

Oil, Gas & Consumable Fuels: 0.77%

Pioneer Natural Resources Company	5,250	747,180

Financials: 5.28%

Capital Markets: 5.28%

Intercontinental Exchange Incorporated	28,075	2,155,037

Raymond James Financial Incorporated	21,000	1,690,500

S&P Global Incorporated	6,763	1,296,129

		5,141,666

Health Care: 16.21%

Biotechnology: 2.69%

Celgene Corporation †	19,350	1,711,701

Exact Sciences Corporation †	10,050	905,304

		2,617,005

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 7.05%

Align Technology Incorporated †	4,600	$1,145,170

Boston Scientific Corporation †	53,200	2,029,580

Edwards Lifesciences Corporation †	8,850	1,508,217

Intuitive Surgical Incorporated †	1,400	733,096

Medtronic plc	16,400	1,449,596

		6,865,659

Health Care Providers & Services: 5.26%

UnitedHealth Group Incorporated	18,947	5,119,479

Life Sciences Tools & Services: 1.21%

Illumina Incorporated †	4,200	1,175,118

Industrials: 10.78%

Aerospace & Defense: 0.99%

Teledyne Technologies Incorporated †	4,300	964,146

Commercial Services & Supplies: 5.50%

Cintas Corporation	10,100	1,893,851

Waste Connections Incorporated	41,330	3,453,535

		5,347,386

Electrical Equipment: 1.26%

Rockwell Automation Incorporated	7,250	1,229,020

Road & Rail: 3.03%

Union Pacific Corporation	18,550	2,950,749

Information Technology: 31.20%

Communications Equipment: 1.80%

Motorola Solutions Incorporated	14,950	1,747,805

IT Services: 16.40%

Black Knight Incorporated †	27,950	1,374,861

Fidelity National Information Services Incorporated	18,850	1,970,391

First Data Corporation Class A †	99,050	2,441,583

FleetCor Technologies Incorporated †	6,800	1,372,308

PayPal Holdings Incorporated †	23,150	2,054,794

Shopify Incorporated Class A †	4,800	808,656

Total System Services Incorporated	15,350	1,375,514

Visa Incorporated Class A	33,820	4,566,038

		15,964,145

Semiconductors & Semiconductor Equipment: 0.79%

Infineon Technologies AG ADR	34,750	773,535

Software: 12.21%

Autodesk Incorporated †	8,100	1,192,320

Microsoft Corporation	66,081	6,900,839

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Capital Growth Fund	11

Security name		Shares	Value

Software (continued)

Salesforce.com Incorporated †		15,330	$2,329,700

ServiceNow Incorporated †		6,630	1,458,733

			11,881,592

Materials: 5.78%

Chemicals: 4.51%

Air Products & Chemicals Incorporated		13,000	2,137,070

The Sherwin-Williams Company		5,350	2,255,132

			4,392,202

Construction Materials: 1.27%

Vulcan Materials Company		12,100	1,229,965

Real Estate: 0.94%

Equity REITs: 0.94%

SBA Communications Corporation †		5,000	912,650

Total Common Stocks (Cost $57,662,769)			95,787,221

	Yield
Short-Term Investments: 2.34%

Investment Companies: 2.34%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	2,277,652	2,277,652

Total Short-Term Investments (Cost $2,277,652)			2,277,652

Total investments in securities (Cost $59,940,421)	100.76%	98,064,873

Other assets and liabilities, net	(0.76)	(737,200)

Total net assets	100.00%	$97,327,673

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	1,332,367	11,684,172	13,016,539	0	$(1,160)	$0	$7,140	$0
Wells Fargo Government Money Market Fund Select Class	922,555	20,633,116	19,278,019	2,277,652	0	0	12,482	2,277,652

					$(1,160)	$0	$19,622	$2,277,652	2.34%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Capital Growth Fund	13

Assets
Investments in unaffiliated securities, at value (cost $57,662,769)	$95,787,221
Investments in affiliated securities, at value (cost $2,277,652)	2,277,652
Receivable for Fund shares sold	12,171
Receivable for dividends	20,974
Prepaid expenses and other assets	58,401

Total assets	98,156,419

Liabilities
Payable for investments purchased	654,674
Payable for Fund shares redeemed	73,560
Management fee payable	25,701
Administration fees payable	15,274
Trustees’ fees and expenses payable	2,799
Distribution fee payable	1,809
Due to custodian bank	631
Accrued expenses and other liabilities	54,298

Total liabilities	828,746

Total net assets	$97,327,673

NET ASSETS CONSIST OF
Paid-in capital	$52,504,319
Total distributable earnings	44,823,354

Total net assets	$97,327,673

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$75,246,122
Shares outstanding – Class A1	9,322,846
Net asset value per share – Class A	$8.07
Maximum offering price per share – Class A2	$8.56
Net assets – Class C	$2,963,659
Shares outstanding – Class C1	542,047
Net asset value per share – Class C	$5.47
Net assets – Class R6	$2,069,858
Shares outstanding – Class R6[1]	195,791
Net asset value per share – Class R6	$10.57
Net assets – Administrator Class	$4,706,093
Shares outstanding – Administrator Class[1]	484,099
Net asset value per share – Administrator Class	$9.72
Net assets – Institutional Class	$12,341,941
Shares outstanding – Institutional Class[1]	1,176,710
Net asset value per share – Institutional Class	$10.49

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Capital Growth Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,615)	$408,256
Income from affiliated securities	13,609

Total investment income	421,865

Expenses
Management fee	390,574
Administration fees
Class A	83,810
Class C	3,131
Class R6	1,048
Administrator Class	3,567
Institutional Class	10,604
Shareholder servicing fees
Class A	99,774
Class C	3,728
Administrator Class	6,860
Distribution fee
Class C	11,183
Custody and accounting fees	12,098
Professional fees	25,493
Registration fees	55,200
Shareholder report expenses	16,083
Trustees’ fees and expenses	12,611
Other fees and expenses	6,450

Total expenses	742,214
Less: Fee waivers and/or expense reimbursements	(188,324)

Net expenses	553,890

Net investment loss	(132,025)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,551,534
Affiliated securities	(1,160)

Net realized gains on investments	10,550,374
Net change in unrealized gains (losses) on investments	(14,448,191)

Net realized and unrealized gains (losses) on investments	(3,897,817)

Net decrease in net assets resulting from operations	$(4,029,842)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Capital Growth Fund	15

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment loss		$(132,025)		$(105,891)
Net realized gains on investments		10,550,374		84,278,242
Net change in unrealized gains (losses) on investments		(14,448,191)		(34,428,399)

Net increase (decrease) in net assets resulting from operations		(4,029,842)		49,743,952

Distributions to shareholders from net investment income and net realized gains
Class A		(45,016,507)		(10,659,612)
Class C		(1,770,673)		(475,651)
Class R4		N/A		(1,544)[2]
Class R6		(4,194,378)		(16,512,790)
Administrator Class		(2,839,109)		(2,322,996)
Institutional Class		(7,429,013)		(2,869,464)

Total distributions to shareholders		(61,249,680)		(32,842,057)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	261,725	2,772,894	324,772	5,663,591
Class C	136,150	797,139	51,472	773,137
Class R6	21,407	286,048	429,937	8,300,687
Administrator Class	18,359	223,173	98,501	1,847,357
Institutional Class	65,637	793,641	180,220	3,556,665

		4,872,895		20,141,437

Reinvestment of distributions
Class A	5,508,288	44,139,774	642,270	10,449,869
Class C	301,972	1,666,667	30,860	437,693
Class R4	N/A	N/A	0 [2]	0 [2]
Class R6	89,812	934,429	905,002	16,500,487
Administrator Class	291,982	2,801,545	131,868	2,308,838
Institutional Class	716,926	7,403,250	155,432	2,828,945

		56,945,665		32,525,832

Payment for shares redeemed
Class A	(981,678)	(10,631,637)	(560,818)	(9,909,912)
Class C	(101,146)	(1,016,596)	(62,592)	(954,216)
Class R4	N/A	N/A	(974)[2]	(18,521)[2]
Class R6	(396,164)	(4,594,611)	(8,922,240)	(178,495,590)
Administrator Class	(113,534)	(1,258,403)	(1,169,379)	(22,013,800)
Institutional Class	(547,905)	(7,899,700)	(661,462)	(12,665,267)

		(25,400,947)		(224,057,306)

Net increase (decrease) in net assets resulting from capital share transactions		36,417,613		(171,390,037)

Total decrease in net assets		(28,861,909)		(154,488,142)

Net assets
Beginning of period		126,189,582		280,677,724

End of period		$97,327,673		$126,189,582

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $0. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]

For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$19.03	$17.56	$15.12	$17.38	$21.31	$19.87
Net investment loss	(0.02)[1]	(0.06)[1]	(0.03)[1]	(0.03)[1]	(0.07)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	(0.85)	4.06	2.90	0.04	2.09	3.79

Total from investment operations	(0.87)	4.00	2.87	0.01	2.02	3.69
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	(0.02)
Net realized gains	(10.09)	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)

Total distributions to shareholders	(10.09)	(2.53)	(0.43)	(2.27)	(5.95)	(2.25)
Net asset value, end of period	$8.07	$19.03	$17.56	$15.12	$17.38	$21.31
Total return[2]	(2.32)%	25.83%	19.52%	0.75%	11.00%	19.09%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.26%	1.24%	1.24%	1.27%	1.26%
Net expenses	1.06%	1.06%	1.06%	1.06%	1.11%	1.11%
Net investment loss	(0.30)%	(0.32)%	(0.21)%	(0.18)%	(0.39)%	(0.46)%
Supplemental data
Portfolio turnover rate	12%	40%	59%	85%	114%	94%
Net assets, end of period (000s omitted)	$75,246	$86,285	$72,511	$77,648	$17,126	$18,561

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$16.41	$15.58	$13.54	$15.92	$20.12	$18.98
Net investment loss	(0.05)[1]	(0.16)[1]	(0.13)[1]	(0.13)[1]	(0.20)[1]	(0.24)[1]
Net realized and unrealized gains (losses) on investments	(0.80)	3.52	2.58	0.02	1.95	3.61

Total from investment operations	(0.85)	3.36	2.45	(0.11)	1.75	3.37
Distributions to shareholders from
Net realized gains	(10.09)	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)
Net asset value, end of period	$5.47	$16.41	$15.58	$13.54	$15.92	$20.12
Total return[2]	(2.63)%	24.89%	18.65%	0.00%	10.15%	18.21%
Ratios to average net assets (annualized)
Gross expenses	2.14%	2.01%	1.99%	1.99%	2.02%	2.01%
Net expenses	1.81%	1.81%	1.81%	1.81%	1.86%	1.86%
Net investment loss	(1.07)%	(1.07)%	(0.95)%	(0.98)%	(1.14)%	(1.20)%
Supplemental data
Portfolio turnover rate	12%	40%	59%	85%	114%	94%
Net assets, end of period (000s omitted)	$2,964	$3,365	$2,888	$3,415	$4,212	$4,628

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.55	$19.52	$16.70	$18.87	$22.56	$20.85
Net investment income	0.02 [1]	0.04 [1]	0.04	0.04 [1]	0.02	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	(0.91)	4.52	3.24	0.06	2.24	4.00

Total from investment operations	(0.89)	4.56	3.28	0.10	2.26	4.00
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00	0.00	(0.06)
Net realized gains	(10.09)	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)

Total distributions to shareholders	(10.09)	(2.53)	(0.46)	(2.27)	(5.95)	(2.29)
Net asset value, end of period	$10.57	$21.55	$19.52	$16.70	$18.87	$22.56
Total return[3]	(2.11)%	26.13%	20.18%	1.20%	11.54%	19.71%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.82%	0.81%	0.81%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.18%	0.19%	0.23%	0.23%	0.11%	0.01%
Supplemental data
Portfolio turnover rate	12%	40%	59%	85%	114%	94%
Net assets, end of period (000s omitted)	$2,070	$10,360	$157,462	$140,581	$153,009	$142,754

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.71	$18.87	$16.20	$18.43	$22.22	$20.61
Net investment loss	(0.01)[1]	(0.03)[1]	(0.01)[1]	(0.01)[1]	(0.03)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	(0.89)	4.40	3.12	0.05	2.19	3.93

Total from investment operations	(0.90)	4.37	3.11	0.04	2.16	3.88
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00	0.00	(0.04)
Net realized gains	(10.09)	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)

Total distributions to shareholders	(10.09)	(2.53)	(0.44)	(2.27)	(5.95)	(2.27)
Net asset value, end of period	$9.72	$20.71	$18.87	$16.20	$18.43	$22.22
Total return[2]	(2.27)%	26.01%	19.68%	0.88%	11.22%	19.35%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.17%	1.16%	1.16%	1.11%	1.09%
Net expenses	0.94%	0.94%	0.94%	0.93%	0.90%	0.90%
Net investment loss	(0.18)%	(0.18)%	(0.04)%	(0.09)%	(0.16)%	(0.24)%
Supplemental data
Portfolio turnover rate	12%	40%	59%	85%	114%	94%
Net assets, end of period (000s omitted)	$4,706	$5,950	$23,144	$31,064	$34,886	$67,830

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.47	$19.44	$16.65	$18.84	$22.54	$20.84
Net investment income	0.00 [1,2]	0.01 [1]	0.02 [1]	0.03 [1]	0.02 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(0.89)	4.55	3.22	0.05	2.23	4.00

Total from investment operations	(0.89)	4.56	3.24	0.08	2.25	4.01
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00	0.00	(0.08)
Net realized gains	(10.09)	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)

Total distributions to shareholders	(10.09)	(2.53)	(0.45)	(2.27)	(5.95)	(2.31)
Net asset value, end of period	$10.49	$21.47	$19.44	$16.65	$18.84	$22.54
Total return[3]	(2.10)%	26.25%	20.00%	1.09%	11.50%	19.76%
Ratios to average net assets (annualized)
Gross expenses	1.05%	0.93%	0.91%	0.91%	0.84%	0.82%
Net expenses	0.70%	0.70%	0.70%	0.68%	0.65%	0.65%
Net investment income	0.05%	0.05%	0.13%	0.16%	0.09%	0.05%
Supplemental data
Portfolio turnover rate	12%	40%	59%	85%	114%	94%
Net assets, end of period (000s omitted)	$12,342	$20,229	$24,653	$23,670	$22,578	$49,816

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund. Information for Class R4 shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each

22	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $60,019,299 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$39,105,883

Gross unrealized losses	(1,060,309)

Net unrealized gains	$38,045,574

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$11,085,548	$0	$0	$11,085,548

Consumer discretionary	15,642,371	0	0	15,642,371

Energy	747,180	0	0	747,180

Financials	5,141,666	0	0	5,141,666

Health care	15,777,261	0	0	15,777,261

Industrials	10,491,301	0	0	10,491,301

Information technology	30,367,077	0	0	30,367,077

Materials	5,622,167	0	0	5,622,167

Real estate	912,650	0	0	912,650

Short-term investments

Investment companies	2,277,652	0	0	2,277,652

Total assets	$98,064,873	$0	$0	$98,064,873

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

24	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.60% for Class R6 shares, 0.94% for Administrator Class shares, and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $1,797 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $13,618,307 and $39,847,687, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	25

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net realized gains

Class A	$10,659,612

Class C	475,651

Class R4	1,544	*

Class R6	16,512,790

Administrator Class	2,322,996

Institutional Class	2,869,464

*	For the period from August 1, 2017 to November 13, 2017.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

26	Wells Fargo Capital Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Capital Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Capital Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Capital Growth Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

30	Wells Fargo Capital Growth Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320768 03-19 SA200/SAR200 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Disciplined U.S. Core Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE   ◾   MAY LOSE VALUE

2	Wells Fargo Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Disciplined U.S. Core Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Justin Carr, CFA®‡

Greg W. Golden, CFA®‡

Average annual total returns (%) as of January 31, 2019*

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EVSAX)	2-28-1990	-11.53	8.82	13.40	-6.12	10.12	14.07	0.83	0.83

Class C (EVSTX)	6-30-1999	-7.87	9.28	13.22	-6.87	9.28	13.22	1.58	1.58

Class R (EVSHX)[3]	9-30-2015	–	–	–	-6.40	9.83	13.77	1.08	1.08

Class R6 (EVSRX)[4]	9-30-2015	–	–	–	-5.74	10.58	14.54	0.40	0.40

Administrator Class (EVSYX)	2-21-1995	–	–	–	-6.01	10.25	14.26	0.75	0.74

Institutional Class (EVSIX)[5]	7-30-2010	–	–	–	-5.81	10.53	14.51	0.50	0.48

S&P 500 Index[6]	–	–	–	–	-2.31	10.96	15.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Disciplined U.S. Core Fund	7

Ten largest holdings (%) as of January 31, 2019[7]

Microsoft Corporation	3.99

Apple Incorporated	3.81

Amazon.com Incorporated	3.15

Berkshire Hathaway Incorporated Class B	2.35

Alphabet Incorporated Class C	1.91

Johnson & Johnson	1.89

Alphabet Incorporated Class A	1.84

Exxon Mobil Corporation	1.83

JPMorgan Chase & Company	1.76

Facebook Incorporated Class A	1.68

Sector distribution as of January 31, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[6]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$952.63	$4.13	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class C

Actual	$1,000.00	$949.02	$7.81	1.59%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class R

Actual	$1,000.00	$951.23	$5.36	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R6

Actual	$1,000.00	$954.50	$2.02	0.41%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class

Actual	$1,000.00	$953.36	$3.64	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class

Actual	$1,000.00	$953.97	$2.36	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	9

Security name	Shares	Value

Common Stocks: 99.26%

Communication Services: 9.59%

Diversified Telecommunication Services: 2.88%

AT&T Incorporated	583,623	$17,543,707

Verizon Communications Incorporated	339,450	18,690,117

		36,233,824

Entertainment: 0.90%

The Walt Disney Company	37,728	4,207,427

Twenty-First Century Fox Incorporated Class A	143,304	7,066,320

		11,273,747

Interactive Media & Services: 5.44%

Alphabet Incorporated Class A †	20,582	23,173,068

Alphabet Incorporated Class C †	21,538	24,044,377

Facebook Incorporated Class A †	126,399	21,069,449

		68,286,894

Media: 0.37%

Comcast Corporation Class A	128,087	4,684,142

Consumer Discretionary: 9.81%

Automobiles: 0.84%

Ford Motor Company	898,784	7,909,299

General Motors Company	69,005	2,692,575

		10,601,874

Hotels, Restaurants & Leisure: 0.62%

Chipotle Mexican Grill Incorporated †	5,266	2,788,926

Starbucks Corporation	73,626	5,016,876

		7,805,802

Household Durables: 0.61%

Garmin Limited	52,828	3,654,641

Pulte Group Incorporated	144,091	4,007,171

		7,661,812

Internet & Direct Marketing Retail: 3.16%

Amazon.com Incorporated †	23,056	39,627,039

Multiline Retail: 1.05%

Kohl’s Corporation	60,120	4,129,643

Macy’s Incorporated	195,257	5,135,259

Target Corporation	52,909	3,862,357

		13,127,259

Specialty Retail: 2.46%

Best Buy Company Incorporated	127,725	7,566,429

Lowe’s Companies Incorporated	33,191	3,191,647

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)

The Home Depot Incorporated	87,770	$16,108,428

The TJX Companies Incorporated	81,782	4,067,019

		30,933,523

Textiles, Apparel & Luxury Goods: 1.07%

Nike Incorporated Class B	164,355	13,457,387

Consumer Staples: 6.55%

Beverages: 0.87%

Molson Coors Brewing Company Class B	127,624	8,501,035

PepsiCo Incorporated	21,722	2,447,418

		10,948,453

Food & Staples Retailing: 2.43%

The Kroger Company	282,745	8,010,166

Wal-Mart Stores Incorporated	142,561	13,661,621

Walgreens Boots Alliance Incorporated	122,846	8,876,852

		30,548,639

Food Products: 1.45%

Cal-Maine Foods Incorporated	138,144	5,826,914

Kellogg Company	34,026	2,007,874

Lamb Weston Holdings Incorporated	49,119	3,551,304

Tyson Foods Incorporated Class A	110,607	6,848,785

		18,234,877

Household Products: 1.17%

Kimberly-Clark Corporation	75,228	8,378,895

The Procter & Gamble Company	66,092	6,375,895

		14,754,790

Tobacco: 0.63%

Altria Group Incorporated	90,331	4,457,835

Philip Morris International Incorporated	44,239	3,394,016

		7,851,851

Energy: 6.37%

Energy Equipment & Services: 1.25%

Helmerich & Payne Incorporated	148,364	8,306,900

Schlumberger Limited	168,394	7,444,699

		15,751,599

Oil, Gas & Consumable Fuels: 5.12%

Chevron Corporation	164,408	18,849,377

Exxon Mobil Corporation	313,429	22,968,077

Kinder Morgan Incorporated	523,921	9,482,970

Marathon Petroleum Corporation	78,869	5,225,860

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

ONEOK Incorporated	120,369	$7,728,893

		64,255,177

Financials: 13.59%

Banks: 5.06%

Bank of America Corporation	607,345	17,291,112

Citigroup Incorporated	242,547	15,634,580

Citizens Financial Group Incorporated	84,887	2,879,367

JPMorgan Chase & Company	213,767	22,124,885

Popular Incorporated	104,200	5,690,362

		63,620,306

Capital Markets: 1.52%

Evercore Partners Incorporated Class A	71,610	6,405,515

State Street Corporation	100,619	7,133,887

Waddell & Reed Financial Incorporated Class A	325,520	5,572,902

		19,112,304

Consumer Finance: 0.96%

Capital One Financial Corporation	88,354	7,120,449

Synchrony Financial	161,988	4,866,120

		11,986,569

Diversified Financial Services: 2.35%

Berkshire Hathaway Incorporated Class B †	143,774	29,551,308

Insurance: 3.40%

AFLAC Incorporated	174,985	8,346,785

Everest Reinsurance Group Limited	32,130	7,038,077

MetLife Incorporated	216,226	9,875,041

Prudential Financial Incorporated	98,330	9,060,126

The Progressive Corporation	124,594	8,383,930

		42,703,959

Thrifts & Mortgage Finance: 0.30%

MGIC Investment Corporation †	299,981	3,743,763

Health Care: 15.74%

Biotechnology: 2.87%

AbbVie Incorporated	155,734	12,503,883

Amgen Incorporated	65,210	12,201,443

Gilead Sciences Incorporated	162,278	11,361,083

		36,066,409

Health Care Equipment & Supplies: 2.38%

Abbott Laboratories	165,296	12,063,302

Baxter International Incorporated	118,074	8,559,184

Medtronic plc	104,148	9,205,642

		29,828,128

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 4.33%

AmerisourceBergen Corporation	31,995	$2,667,423

Anthem Incorporated	42,369	12,837,807

CVS Health Corporation	140,206	9,190,503

Humana Incorporated	13,137	4,059,202

McKesson Corporation	47,957	6,150,485

UnitedHealth Group Incorporated	72,075	19,474,665

		54,380,085

Life Sciences Tools & Services: 0.26%

Illumina Incorporated †	11,857	3,317,470

Pharmaceuticals: 5.90%

Allergan plc	28,871	4,156,847

Bristol-Myers Squibb Company	157,669	7,784,119

Eli Lilly & Company	99,046	11,871,654

Johnson & Johnson	178,363	23,736,548

Merck & Company Incorporated	233,917	17,410,442

Pfizer Incorporated	215,970	9,167,927

		74,127,537

Industrials: 8.46%

Aerospace & Defense: 1.60%

Lockheed Martin Corporation	12,511	3,624,312

Raytheon Company	49,862	8,215,263

The Boeing Company	7,055	2,720,549

United Technologies Corporation	46,468	5,486,477

		20,046,601

Air Freight & Logistics: 0.55%

C.H. Robinson Worldwide Incorporated	80,236	6,962,078

Airlines: 0.41%

United Continental Holdings Incorporated †	59,775	5,216,564

Commercial Services & Supplies: 0.74%

Waste Management Incorporated	97,145	9,293,862

Construction & Engineering: 1.04%

Fluor Corporation	176,626	6,459,213

KBR Incorporated	196,720	3,383,584

Quanta Services Incorporated	90,707	3,205,585

		13,048,382

Electrical Equipment: 0.31%

Eaton Corporation plc	51,036	3,891,495

Industrial Conglomerates: 0.62%

Honeywell International Incorporated	54,226	7,788,480

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	13

Security name	Shares	Value

Machinery: 1.28%

Caterpillar Incorporated	68,226	$9,084,974

Cummins Incorporated	20,775	3,056,210

Paccar Incorporated	59,346	3,888,350

		16,029,534

Professional Services: 0.78%

Manpower Incorporated	72,624	5,739,475

Robert Half International Incorporated	62,838	4,048,652

		9,788,127

Road & Rail: 0.49%

CSX Corporation	45,501	2,989,416

Norfolk Southern Corporation	19,034	3,192,763

		6,182,179

Trading Companies & Distributors: 0.64%

W.W. Grainger Incorporated	27,266	8,054,104

Information Technology: 20.24%

Communications Equipment: 1.46%

Cisco Systems Incorporated	388,766	18,384,744

Electronic Equipment, Instruments & Components: 0.30%

Amphenol Corporation Class A	42,123	3,703,454

IT Services: 3.91%

Accenture plc Class A	76,685	11,774,982

Cognizant Technology Solutions Corporation Class A	37,346	2,602,269

MasterCard Incorporated Class A	37,478	7,912,730

Total System Services Incorporated	84,888	7,606,814

Visa Incorporated Class A	142,762	19,274,298

		49,171,093

Semiconductors & Semiconductor Equipment: 4.12%

Advanced Micro Devices Incorporated †	122,902	3,000,038

Broadcom Incorporated	26,456	7,096,822

Cypress Semiconductor Corporation	366,242	5,079,777

Intel Corporation	394,979	18,611,410

Micron Technology Incorporated †	245,677	9,389,775

Texas Instruments Incorporated	54,951	5,532,467

Xilinx Incorporated	27,282	3,053,947

		51,764,236

Software: 5.76%

Adobe Systems Incorporated †	17,948	4,447,873

Fortinet Incorporated †	34,586	2,648,250

Intuit Incorporated	30,147	6,506,326

Microsoft Corporation	480,181	50,145,302

Oracle Corporation	110,371	5,543,935

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Software (continued)

Salesforce.com Incorporated †	20,605	$3,131,342

		72,423,028

Technology Hardware, Storage & Peripherals: 4.69%

Apple Incorporated	287,613	47,870,308

HP Incorporated	351,081	7,734,314

NetApp Incorporated	51,239	3,267,511

		58,872,133

Materials: 2.13%

Chemicals: 0.77%

CF Industries Holdings Incorporated	60,859	2,656,495

LyondellBasell Industries NV Class A	81,325	7,072,835

		9,729,330

Containers & Packaging: 0.29%

Avery Dennison Corporation	35,110	3,667,240

Metals & Mining: 0.61%

Freeport-McMoRan Incorporated	654,137	7,614,155

Paper & Forest Products: 0.46%

Louisiana-Pacific Corporation	237,150	5,781,717

Real Estate: 4.06%

Equity REITs: 3.43%

American Tower Corporation	64,119	11,082,328

Crown Castle International Corporation	79,293	9,282,039

Kimco Realty Corporation	222,262	3,780,677

Prologis Incorporated	141,994	9,820,305

Weyerhaeuser Company	345,768	9,072,952

		43,038,301

Real Estate Management & Development: 0.63%

CBRE Group Incorporated Class A †	174,399	7,978,754

Utilities: 2.72%

Electric Utilities: 1.25%

Exelon Corporation	187,078	8,934,845

Otter Tail Corporation	61,399	2,974,782

The Southern Company	78,533	3,816,704

		15,726,331

Gas Utilities: 0.48%

UGI Corporation	106,106	6,051,225

Multi-Utilities: 0.99%

CenterPoint Energy Incorporated	237,423	7,341,115

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	15

Security name		Shares	Value

Multi-Utilities (continued)

DTE Energy Company		43,440	$5,115,060

			12,456,175

Total Common Stocks (Cost $986,868,646)			1,247,139,849

Yield
Short-Term Investments: 0.36%

Investment Companies: 0.36%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	4,483,539	4,483,539

Total Short-Term Investments (Cost $4,483,539)			4,483,539

Total investments in securities (Cost $991,352,185)	99.62%	1,251,623,388

Other assets and liabilities, net	0.38	4,778,622

Total net assets	100.00%	$1,256,402,010

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	9,015,872	152,691,959	157,224,292	4,483,539	$0	$0	$61,586	$4,483,539	0.36%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Disciplined U.S. Core Fund	Statement of assets and liabilities—January 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $986,868,646)	$1,247,139,849
Investments in affiliated securities, at value (cost $4,483,539)	4,483,539
Receivable for investments sold	4,271,930
Receivable for Fund shares sold	1,762,559
Receivable for dividends	1,645,279
Prepaid expenses and other assets	222,783

Total assets	1,259,525,939

Liabilities
Payable for Fund shares redeemed	2,519,434
Management fee payable	347,975
Administration fees payable	134,341
Distribution fees payable	27,880
Trustees’ fees and expenses payable	2,567
Due to custodian bank	515
Accrued expenses and other liabilities	91,217

Total liabilities	3,123,929

Total net assets	$1,256,402,010

NET ASSETS CONSIST OF
Paid-in capital	$1,006,728,072
Total distributable earnings	249,673,938

Total net assets	$1,256,402,010

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$430,062,714
Shares outstanding – Class A1	27,238,689
Net asset value per share – Class A	$15.79
Maximum offering price per share – Class A2	$16.75
Net assets – Class C	$46,823,663
Shares outstanding – Class C1	3,223,821
Net asset value per share – Class C	$14.52
Net assets – Class R	$3,011,418
Shares outstanding – Class R1	188,895
Net asset value per share – Class R	$15.94
Net assets – Class R6	$382,619,094
Shares outstanding – Class R6[1]	23,645,392
Net asset value per share – Class R6	$16.18
Net assets – Administrator Class	$58,743,789
Shares outstanding – Administrator Class[1]	3,615,704
Net asset value per share – Administrator Class	$16.25
Net assets – Institutional Class	$335,141,332
Shares outstanding – Institutional Class[1]	20,927,158
Net asset value per share – Institutional Class	$16.01

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	17

Investment income
Dividends (net of foreign withholding taxes of $5,575)	$15,649,285
Income from affiliated securities	61,586

Total investment income	15,710,871

Expenses
Management fee	2,372,321
Administration fees
Class A	478,227
Class C	52,048
Class R	3,440
Class R6	61,393
Administrator Class	50,679
Institutional Class	251,407
Shareholder servicing fees
Class A	569,318
Class C	61,962
Class R	4,095
Administrator Class	96,859
Distribution fees
Class C	185,886
Class R	4,095
Custody and accounting fees	30,246
Professional fees	26,921
Registration fees	55,200
Shareholder report expenses	59,715
Trustees’ fees and expenses	11,090
Other fees and expenses	40,376

Total expenses	4,415,278
Less: Fee waivers and/or expense reimbursements	(54,204)

Net expenses	4,361,074

Net investment income	11,349,797

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(10,849,257)
Net change in unrealized gains (losses) on investments	(68,537,957)

Net realized and unrealized gains (losses) on investments	(79,387,214)

Net decrease in net assets resulting from operations	$(68,037,417)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Disciplined U.S. Core Fund	Statement of changes in net assets

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment income		$11,349,797		$18,267,289
Net realized gains (losses) on investments		(10,849,257)		58,671,899
Net change in unrealized gains (losses) on investments		(68,537,957)		83,409,567

Net increase (decrease) in net assets resulting from operations		(68,037,417)		160,348,755

Distributions to shareholders from net investment income and net realized gains
Class A		(27,282,105)		(20,704,762)
Class C		(2,771,228)		(2,046,966)
Class R		(201,547)		(86,235)
Class R6		(25,476,362)		(10,400,864)
Administrator Class		(3,946,556)		(4,178,646)
Institutional Class		(24,186,334)		(18,508,153)

Total distributions to shareholders		(83,864,132)		(55,926,626)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,133,921	18,565,288	3,025,519	51,764,763
Class C	423,926	6,135,011	374,010	5,918,031
Class R	13,300	228,771	106,436	1,833,037
Class R6	2,744,398	43,118,288	31,753,862	558,773,061
Administrator Class	239,895	4,099,451	801,468	14,055,574
Institutional Class	3,245,754	55,710,559	9,147,678	158,493,564

		127,857,368		790,838,030

Reinvestment of distributions
Class A	1,648,190	25,532,516	1,131,935	19,445,471
Class C	177,775	2,524,825	117,892	1,860,460
Class R	12,744	199,335	4,876	84,764
Class R6	1,506,629	23,955,923	589,809	10,399,263
Administrator Class	235,868	3,758,071	230,133	4,058,515
Institutional Class	1,264,383	19,892,703	851,853	14,861,788

		75,863,373		50,710,261

Payment for shares redeemed
Class A	(2,697,692)	(44,905,060)	(5,686,039)	(97,150,526)
Class C	(610,781)	(9,023,660)	(852,666)	(13,443,380)
Class R	(21,620)	(332,190)	(48,086)	(836,247)
Class R6	(5,136,299)	(86,368,650)	(10,312,522)	(185,383,377)
Administrator Class	(2,036,223)	(35,432,152)	(1,497,144)	(26,145,921)
Institutional Class	(6,497,757)	(107,626,453)	(8,454,555)	(147,923,158)

		(283,688,165)		(470,882,609)

Net increase (decrease) in net assets resulting from capital share transactions		(79,967,424)		370,665,682

Total increase (decrease) in net assets		(231,868,973)		475,088,811

Net assets
Beginning of period		1,488,270,983		1,013,182,172

End of period		$1,256,402,010		$1,488,270,983

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $18,219,041. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.70	$16.30	$14.50	$15.45	$16.29	$16.27
Net investment income	0.12	0.24	0.22	0.21	0.21	0.19
Net realized and unrealized gains (losses) on investments	(0.99)	1.90	1.94	0.47	1.60	2.35

Total from investment operations	(0.87)	2.14	2.16	0.68	1.81	2.54
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.15)	(0.19)	(0.16)	(0.24)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)

Total distributions to shareholders	(1.04)	(0.74)	(0.36)	(1.63)	(2.65)	(2.52)
Net asset value, end of period	$15.79	$17.70	$16.30	$14.50	$15.45	$16.29
Total return[1]	(4.74)%	13.28%	15.12%	5.22%	12.01%	17.00%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.85%	0.87%	0.89%	0.93%
Net expenses	0.84%	0.83%	0.85%	0.87%	0.89%	0.92%
Net investment income	1.44%	1.33%	1.45%	1.60%	1.43%	1.27%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%	53%	71%
Net assets, end of period (000s omitted)	$430,063	$480,602	$467,491	$412,629	$331,123	$305,577

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$16.28	$15.04	$13.45	$14.50	$15.47	$15.58
Net investment income	0.05	0.09	0.10	0.14	0.13	0.08
Net realized and unrealized gains (losses) on investments	(0.91)	1.76	1.79	0.38	1.48	2.23

Total from investment operations	(0.86)	1.85	1.89	0.52	1.61	2.31
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.09)	(0.13)	(0.09)	(0.14)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)

Total distributions to shareholders	(0.90)	(0.61)	(0.30)	(1.57)	(2.58)	(2.42)
Net asset value, end of period	$14.52	$16.28	$15.04	$13.45	$14.50	$15.47
Total return[1]	(5.10)%	12.41%	14.27%	4.43%	11.18%	16.10%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.60%	1.62%	1.64%	1.68%
Net expenses	1.59%	1.58%	1.60%	1.62%	1.64%	1.67%
Net investment income	0.69%	0.58%	0.69%	0.82%	0.66%	0.51%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%	53%	71%
Net assets, end of period (000s omitted)	$46,824	$52,647	$54,054	$46,801	$20,680	$10,913

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R		2018	2017	2016[1]
Net asset value, beginning of period	$17.88	$16.51	$14.77	$14.62
Net investment income	0.10 [2]	0.18 [2]	0.17 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	(1.00)	1.94	1.99	1.72

Total from investment operations	(0.90)	2.12	2.16	1.85
Distributions to shareholders from
Net investment income	(0.19)	(0.16)	(0.21)	(0.26)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(1.04)	(0.75)	(0.42)	(1.70)
Net asset value, end of period	$15.94	$17.88	$16.51	$14.77
Total return[3]	(4.88)%	12.97%	14.86%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.08%	1.10%	1.12%
Net expenses	1.09%	1.08%	1.10%	1.12%
Net investment income	1.19%	1.04%	1.10%	1.12%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%
Net assets, end of period (000s omitted)	$3,011	$3,298	$2,001	$201

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016[1]
Net asset value, beginning of period	$18.17	$16.71	$14.86	$14.62
Net investment income	0.19	0.30 [2]	0.28 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	(1.05)	1.97	1.99	1.72

Total from investment operations	(0.86)	2.27	2.27	1.94
Distributions to shareholders from
Net investment income	(0.28)	(0.22)	(0.21)	(0.26)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(1.13)	(0.81)	(0.42)	(1.70)
Net asset value, end of period	$16.18	$18.17	$16.71	$14.86
Total return[3]	(4.55)%	13.78%	15.56%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.40%	0.42%	0.44%
Net expenses	0.41%	0.40%	0.42%	0.43%
Net investment income	1.87%	1.71%	1.77%	1.88%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%
Net assets, end of period (000s omitted)	$382,619	$445,678	$41,770	$4,024

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	23

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.17	$16.71	$14.85	$15.80	$16.60	$16.47
Net investment income	0.14 [1]	0.25 [1]	0.25 [1]	0.24 [1]	0.25 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	(1.02)	1.97	1.98	0.48	1.63	2.35

Total from investment operations	(0.88)	2.22	2.23	0.72	1.88	2.60
Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.16)	(0.23)	(0.19)	(0.19)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)

Total distributions to shareholders	(1.04)	(0.76)	(0.37)	(1.67)	(2.68)	(2.47)
Net asset value, end of period	$16.25	$18.17	$16.71	$14.85	$15.80	$16.60
Total return[2]	(4.66)%	13.40%	15.24%	5.36%	12.20%	17.12%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.77%	0.78%	0.74%	0.76%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.73%	0.74%
Net investment income	1.53%	1.42%	1.60%	1.71%	1.58%	1.56%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%	53%	71%
Net assets, end of period (000s omitted)	$58,744	$94,058	$94,294	$116,807	$63,544	$50,498

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.98	$16.55	$14.72	$15.66	$16.47	$16.43
Net investment income	0.16	0.28	0.27 [1]	0.28 [1]	0.30	0.26 [1]
Net realized and unrealized gains (losses) on investments	(1.02)	1.95	1.98	0.47	1.61	2.37

Total from investment operations	(0.86)	2.23	2.25	0.75	1.91	2.63
Distributions to shareholders from
Net investment income	(0.26)	(0.21)	(0.21)	(0.25)	(0.23)	(0.31)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)

Total distributions to shareholders	(1.11)	(0.80)	(0.42)	(1.69)	(2.72)	(2.59)
Net asset value, end of period	$16.01	$17.98	$16.55	$14.72	$15.66	$16.47
Total return[2]	(4.60)%	13.65%	15.51%	5.64%	12.55%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.52%	0.54%	0.47%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.47%	0.48%
Net investment income	1.80%	1.67%	1.76%	1.96%	1.86%	1.63%
Supplemental data
Portfolio turnover rate	30%	73%	60%	52%	53%	71%
Net assets, end of period (000s omitted)	$335,141	$411,988	$353,573	$163,674	$109,901	$91,144

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are

26	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $990,492,785 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$287,923,883

Gross unrealized losses	(26,793,280)

Net unrealized gains	$261,130,603

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$120,478,607	$0	$0	$120,478,607

Consumer discretionary	123,214,696	0	0	123,214,696

Consumer staples	82,338,610	0	0	82,338,610

Energy	80,006,776	0	0	80,006,776

Financials	170,718,209	0	0	170,718,209

Health care	197,719,629	0	0	197,719,629

Industrials	106,301,406	0	0	106,301,406

Information technology	254,318,688	0	0	254,318,688

Materials	26,792,442	0	0	26,792,442

Real estate	51,017,055	0	0	51,017,055

Utilities	34,233,731	0	0	34,233,731

Short-term investments

Investment companies	4,483,539	0	0	4,483,539

Total assets	$1,251,623,388	$0	$0	$1,251,623,388

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

28	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.43% for Class R6 shares, 0.74% for Administrator Class, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $6,136 from the sale of Class A shares and $31 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $411,337,078 and $565,246,170, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	29

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$4,337,310	$16,367,452

Class C	71,920	1,975,046

Class R	19,170	67,065

Class R6	2,941,311	7,459,553

Administrator Class	938,093	3,240,553

Institutional Class	5,006,239	13,501,914

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

30	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

34	Wells Fargo Disciplined U.S. Core Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320769 03-19 SA203/SAR203 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Endeavor Select Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Endeavor Select Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Endeavor Select Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Endeavor Select Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STAEX)	12-29-2000	-3.08	10.18	14.44	2.88	11.48	15.12	1.26	1.21

Class C (WECCX)	12-29-2000	1.21	10.66	14.28	2.21	10.66	14.28	2.01	1.96

Administrator Class (WECDX)	4-8-2005	–	–	–	3.21	11.75	15.41	1.18	1.01

Institutional Class (WFCIX)	4-8-2005	–	–	–	3.40	11.95	15.63	0.93	0.81

Russell 1000® Growth Index[3]	–	–	–	–	0.24	12.97	16.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, focused portfolio risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Endeavor Select Fund	7

Ten largest holdings (%) as of January 31, 2019[4]

Amazon.com Incorporated	8.43

Microsoft Corporation	7.78

Alphabet Incorporated Class A	5.56

UnitedHealth Group Incorporated	5.49

Visa Incorporated Class A	5.44

Waste Connections Incorporated	3.95

Union Pacific Corporation	3.41

The Home Depot Incorporated	3.23

Salesforce.com Incorporated	3.08

The Sherwin-Williams Company	2.89

Sector distribution as of January 31, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.20% for Class A, 1.95% for Class C, 1.00% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$976.40	$5.98	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%
Class C

Actual	$1,000.00	$973.07	$9.70	1.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91	1.95%
Administrator Class

Actual	$1,000.00	$978.09	$4.99	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class

Actual	$1,000.00	$978.24	$3.99	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Endeavor Select Fund	9

Security name	Shares	Value

Common Stocks: 99.98%

Communication Services: 12.36%

Entertainment: 4.20%

Activision Blizzard Incorporated	33,400	$1,577,816

Netflix Incorporated †	5,900	2,003,050

Nintendo Company Limited ADR	45,200	1,683,248

		5,264,114

Interactive Media & Services: 8.16%

Alphabet Incorporated Class A †	6,199	6,979,392

Alphabet Incorporated Class C †	1,150	1,283,826

Tencent Holdings Limited ADR	44,300	1,976,223

		10,239,441

Consumer Discretionary: 17.61%

Auto Components: 1.68%

Aptiv plc	26,600	2,104,858

Automobiles: 1.43%

Ferrari NV	14,200	1,793,460

Internet & Direct Marketing Retail: 11.27%

Alibaba Group Holding Limited ADR †	7,800	1,314,222

Amazon.com Incorporated †	6,153	10,575,345

MercadoLibre Incorporated †	6,200	2,256,800

		14,146,367

Specialty Retail: 3.23%

The Home Depot Incorporated	22,083	4,052,893

Financials: 7.14%

Capital Markets: 7.14%

Intercontinental Exchange Incorporated	43,315	3,324,859

Raymond James Financial Incorporated	36,300	2,922,150

S&P Global Incorporated	14,178	2,717,214

		8,964,223

Health Care: 13.63%

Biotechnology: 1.82%

Celgene Corporation †	25,779	2,280,410

Health Care Equipment & Supplies: 6.32%

Boston Scientific Corporation †	88,800	3,387,720

Edwards Lifesciences Corporation †	13,400	2,283,628

Medtronic plc	25,500	2,253,945

		7,925,293

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Endeavor Select Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 5.49%

UnitedHealth Group Incorporated	25,500	$6,890,100

Industrials: 9.89%

Commercial Services & Supplies: 6.48%

Cintas Corporation	16,900	3,168,919

Waste Connections Incorporated	59,360	4,960,122

		8,129,041

Road & Rail: 3.41%

Union Pacific Corporation	26,900	4,278,983

Information Technology: 30.78%

Communications Equipment: 2.00%

Motorola Solutions Incorporated	21,500	2,513,565

IT Services: 16.08%

Fidelity National Information Services Incorporated	25,100	2,623,703

First Data Corporation Class A †	145,800	3,593,970

FleetCor Technologies Incorporated †	10,400	2,098,824

PayPal Holdings Incorporated †	33,200	2,946,832

Total System Services Incorporated	23,200	2,078,952

Visa Incorporated Class A	50,558	6,825,836

		20,168,117

Software: 12.70%

Microsoft Corporation	93,500	9,764,205

Salesforce.com Incorporated †	25,400	3,860,038

ServiceNow Incorporated †	10,500	2,310,210

		15,934,453

Materials: 6.77%

Chemicals: 5.33%

Air Products & Chemicals Incorporated	18,600	3,057,654

The Sherwin-Williams Company	8,600	3,625,072

		6,682,726

Construction Materials: 1.44%

Vulcan Materials Company	17,800	1,809,370

Real Estate: 1.80%

Equity REITs: 1.80%

SBA Communications Corporation †	12,400	2,263,372

Total Common Stocks (Cost $77,098,829)		125,440,786

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Endeavor Select Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 1.98%

Investment Companies: 1.98%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	2,487,948	$2,487,948

Total Short-Term Investments (Cost $2,487,948)			2,487,948

Total investments in securities (Cost $79,586,777)	101.96%	127,928,734

Other assets and liabilities, net	(1.96)	(2,459,231)

Total net assets	100.00%	$125,469,503

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	2,171,758	21,676,529	23,848,287	0	$(1,003)	$0	$18,851	$0
Wells Fargo Government Money Market Fund Select Class	2,588,003	25,951,309	26,051,364	2,487,948	0	0	28,050	2,487,948

					$(1,003)	$0	$46,901	$2,487,948	1.98%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Endeavor Select Fund	Statement of assets and liabilities—January 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $77,098,829)	$125,440,786
Investments in affiliated securities, at value (cost $2,487,948)	2,487,948
Receivable for Fund shares sold	183,596
Receivable for dividends	28,975
Receivable for securities lending income	288
Prepaid expenses and other assets	139,307

Total assets	128,280,900

Liabilities
Payable for investments purchased	2,526,856
Payable for Fund shares redeemed	154,993
Management fee payable	54,492
Administration fees payable	14,701
Distribution fee payable	2,229
Trustees’ fees and expenses payable	2,209
Due to custodian bank	546
Accrued expenses and other liabilities	55,371

Total liabilities	2,811,397

Total net assets	$125,469,503

NET ASSETS CONSIST OF
Paid-in capital	$73,272,412
Total distributable earnings	52,197,091

Total net assets	$125,469,503

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,238,564
Shares outstanding – Class A1	2,018,426
Net asset value per share – Class A	$7.05
Maximum offering price per share – Class A2	$7.48
Net assets – Class C	$3,722,892
Shares outstanding – Class C1	901,389
Net asset value per share – Class C	$4.13
Net assets – Administrator Class	$2,674,782
Shares outstanding – Administrator Class[1]	345,632
Net asset value per share – Administrator Class	$7.74
Net assets – Institutional Class	$104,833,265
Shares outstanding – Institutional Class[1]	12,815,064
Net asset value per share – Institutional Class	$8.18

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2019 (unaudited)	Wells Fargo Endeavor Select Fund	13

Investment income
Dividends (net of foreign withholding taxes of $3,807)	$539,995
Income from affiliated securities	32,359

Total investment income	572,354

Expenses
Management fee	493,007
Administration fees
Class A	16,207
Class C	3,850
Administrator Class	1,802
Institutional Class	77,340
Shareholder servicing fees
Class A	19,294
Class C	4,583
Administrator Class	3,465
Distribution fee
Class C	13,750
Custody and accounting fees	7,009
Professional fees	22,893
Registration fees	30,246
Shareholder report expenses	17,644
Trustees’ fees and expenses	11,741
Other fees and expenses	6,248

Total expenses	729,079
Less: Fee waivers and/or expense reimbursements	(110,917)

Net expenses	618,162

Net investment loss	(45,808)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	9,549,243
Affiliated securities	(1,003)

Net realized gains on investments	9,548,240
Net change in unrealized gains (losses) on investments	(13,170,545)

Net realized and unrealized gains (losses) on investments	(3,622,305)

Net decrease in net assets resulting from operations	$(3,668,113)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment loss		$(45,808)		$(234,390)
Net realized gains on investments		9,548,240		29,720,347
Net change in unrealized gains (losses) on investments		(13,170,545)		10,190,328

Net increase (decrease) in net assets resulting from operations		(3,668,113)		39,676,285

Distributions to shareholders from net investment income and net realized gains
Class A		(3,430,850)		(2,526,049)
Class C		(1,168,306)		(946,756)
Administrator Class		(567,258)		(597,659)
Institutional Class		(23,115,769)		(24,176,044)

Total distributions to shareholders		(28,282,183)		(28,246,508)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	272,920	2,232,943	742,375	6,708,296
Class C	114,398	476,747	68,071	431,126
Administrator Class	15,813	118,981	8,610	83,829
Institutional Class	547,899	4,817,729	829,379	8,252,736

		7,646,400		15,475,987

Reinvestment of distributions
Class A	460,780	3,073,403	267,712	2,179,176
Class C	298,728	1,168,031	168,269	942,309
Administrator Class	77,421	566,717	65,748	573,324
Institutional Class	2,976,015	23,004,591	2,647,483	24,092,788

		27,812,742		27,787,597

Payment for shares redeemed
Class A	(443,475)	(3,444,550)	(706,902)	(6,353,582)
Class C	(98,663)	(443,905)	(189,968)	(1,213,972)
Administrator Class	(50,698)	(436,832)	(155,500)	(1,499,494)
Institutional Class	(3,170,028)	(28,529,442)	(5,501,471)	(55,332,910)

		(32,854,729)		(64,399,958)

Net increase (decrease) in net assets resulting from capital share transactions		2,604,413		(21,136,374)

Total decrease in net assets		(29,345,883)		(9,706,597)

Net assets
Beginning of period		154,815,386		164,521,983

End of period		$125,469,503		$154,815,386

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $0. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.43	$9.09	$8.96	$13.74	$14.13	$12.52
Net investment loss	(0.02)[1]	(0.04)[1]	(0.03)[1]	(0.04)[1]	(0.08)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	(0.32)	2.23	1.49	(0.14)	1.65	2.37

Total from investment operations	(0.34)	2.19	1.46	(0.18)	1.57	2.28
Distributions to shareholders from
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)
Net asset value, end of period	$7.05	$9.43	$9.09	$8.96	$13.74	$14.13
Total return[2]	(2.36)%	27.35%	19.39%	(0.07)%	12.14%	18.40%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.25%	1.22%	1.28%	1.24%	1.25%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.23%	1.24%
Net investment loss	(0.39)%	(0.49)%	(0.33)%	(0.36)%	(0.55)%	(0.66)%
Supplemental data
Portfolio turnover rate	10%	36%	59%	79%	126%	100%
Net assets, end of period (000s omitted)	$14,239	$16,301	$12,953	$18,498	$26,197	$41,708

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.46	$6.80	$7.09	$11.93	$12.61	$11.32
Net investment loss	(0.03)[1]	(0.08)[1]	(0.07)[1]	(0.09)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gains (losses) on investments	(0.26)	1.59	1.11	(0.15)	1.44	2.13

Total from investment operations	(0.29)	1.51	1.04	(0.24)	1.28	1.96
Distributions to shareholders from
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)
Net asset value, end of period	$4.13	$6.46	$6.80	$7.09	$11.93	$12.61
Total return[2]	(2.69)%	26.43%	18.46%	(0.76)%	11.21%	17.60%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.00%	1.97%	2.03%	1.99%	2.00%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.99%	1.99%
Net investment loss	(1.15)%	(1.22)%	(1.08)%	(1.11)%	(1.32)%	(1.41)%
Supplemental data
Portfolio turnover rate	10%	36%	59%	79%	126%	100%
Net assets, end of period (000s omitted)	$3,723	$3,792	$3,676	$4,845	$6,914	$6,747

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.12	$9.62	$9.38	$14.13	$14.45	$12.78
Net investment income (loss)	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.01 [1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	(0.33)	2.38	1.58	(0.16)	1.69	2.42

Total from investment operations	(0.34)	2.35	1.57	(0.15)	1.64	2.36
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)

Total distributions to shareholders	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)	(0.69)
Net asset value, end of period	$7.74	$10.12	$9.62	$9.38	$14.13	$14.45
Total return[2]	(2.19)%	27.55%	19.71%	0.16%	12.38%	18.77%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.16%	1.14%	1.14%	1.05%	1.06%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.99%	1.00%
Net investment income (loss)	(0.19)%	(0.28)%	(0.12)%	0.06%	(0.32)%	(0.42)%
Supplemental data
Portfolio turnover rate	10%	36%	59%	79%	126%	100%
Net assets, end of period (000s omitted)	$2,675	$3,068	$3,695	$5,254	$42,776	$48,560

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.57	$9.95	$9.65	$14.39	$14.65	$12.95
Net investment income (loss)	0.00 [1,2]	(0.01)[1]	0.00 [1,2]	0.00 [1,2]	(0.01)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	(0.35)	2.49	1.64	(0.14)	1.71	2.45

Total from investment operations	(0.35)	2.48	1.64	(0.14)	1.70	2.42
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	0.00	0.00	(0.05)
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)

Total distributions to shareholders	(2.04)	(1.86)	(1.34)	(4.60)	(1.96)	(0.72)
Net asset value, end of period	$8.18	$10.57	$9.95	$9.65	$14.39	$14.65
Total return[3]	(2.18)%	28.01%	19.87%	0.27%	12.63%	18.98%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.92%	0.89%	0.95%	0.81%	0.82%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.01%	(0.08)%	0.05%	0.04%	(0.09)%	(0.22)%
Supplemental data
Portfolio turnover rate	10%	36%	59%	79%	126%	100%
Net assets, end of period (000s omitted)	$104,833	$131,655	$144,199	$162,935	$221,801	$618,502

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken

20	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $79,509,623 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$49,564,004

Gross unrealized losses	(1,144,893)

Net unrealized gains	$48,419,111

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	21

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$15,503,555	$0	$0	$15,503,555

Consumer discretionary	22,097,578	0	0	22,097,578

Financials	8,964,223	0	0	8,964,223

Health care	17,095,803	0	0	17,095,803

Industrials	12,408,024	0	0	12,408,024

Information technology	38,616,135	0	0	38,616,135

Materials	8,492,096	0	0	8,492,096

Real estate	2,263,372	0	0	2,263,372

Short-term investments

Investment companies	2,487,948	0	0	2,487,948

Total assets	$127,928,734	$0	$0	$127,928,734

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

22	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $2,309 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $13,780,664 and $36,751,657, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	23

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$ 0	$ 2,526,049

Class C	0	946,756

Administrator Class	0	597,659

Institutional Class	159,467	24,016,577

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

24	Wells Fargo Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26	Wells Fargo Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

28	Wells Fargo Endeavor Select Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320770 03-19 SA205/SAR205 1-19

Semi-Annual Report

January 31, 2019

Wells Fargo Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Growth Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Growth Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SGRAX)	2-24-2000	-3.30	8.78	16.96	2.59	10.08	17.66	1.18	1.16

Class C (WGFCX)	12-26-2002	0.84	9.25	16.78	1.84	9.25	16.78	1.93	1.91

Class R6 (SGRHX)[3]	9-30-2015	–	–	–	3.04	10.57	18.19	0.75	0.70

Administrator Class (SGRKX)	8-30-2002	–	–	–	2.80	10.30	17.94	1.10	0.96

Institutional Class (SGRNX)	2-24-2000	–	–	–	3.00	10.53	18.17	0.85	0.75

Russell 3000® Growth Index[4]	–	–	–	–	0.03	12.57	16.77	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Growth Fund	7

Ten largest holdings (%) as of January 31, 2019[5]

Amazon.com Incorporated	8.00

Alphabet Incorporated Class A	6.36

Microsoft Corporation	3.99

Microchip Technology Incorporated	3.64

MasterCard Incorporated Class A	3.31

Visa Incorporated Class A	3.19

MarketAxess Holdings Incorporated	2.39

Burlington Stores Incorporated	2.31

Monolithic Power Systems Incorporated	2.14

Apple Incorporated	1.99

Sector distribution as of January 31, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$966.24	$5.75	1.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90	1.16%
Class C

Actual	$1,000.00	$962.62	$9.45	1.91%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$9.70	1.91%
Class R6

Actual	$1,000.00	$968.39	$3.47	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Administrator Class

Actual	$1,000.00	$967.32	$4.76	0.96%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class

Actual	$1,000.00	$968.14	$3.72	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Growth Fund	9

Security name	Shares	Value

Common Stocks: 99.02%

Communication Services: 9.93%

Entertainment: 1.11%

Activision Blizzard Incorporated	87,480	$4,132,555

Electronic Arts Incorporated †	89,770	8,280,385

Netflix Incorporated †	94,340	32,028,430

Take-Two Interactive Software Incorporated †	18,900	1,994,895

		46,436,265

Interactive Media & Services: 8.82%

Alphabet Incorporated Class A †	235,835	265,524,268

Alphabet Incorporated Class C †	22,090	24,660,613

Eventbrite Incorporated Class A †«	362,677	10,883,937

Facebook Incorporated Class A †	404,800	67,476,112

		368,544,930

Consumer Discretionary: 16.45%

Diversified Consumer Services: 0.66%

Bright Horizons Family Solutions Incorporated †	130,530	15,114,069

Grand Canyon Education Incorporated †	133,950	12,449,313

		27,563,382

Hotels, Restaurants & Leisure: 1.59%

Carnival Corporation	417,050	24,013,739

Norwegian Cruise Line Holdings Limited †	477,000	24,532,110

Royal Caribbean Cruises Limited	148,500	17,827,425

		66,373,274

Household Durables: 1.08%

Roku Incorporated †«	999,200	44,914,040

Internet & Direct Marketing Retail: 8.00%

Amazon.com Incorporated †	194,470	334,241,423

Leisure Products: 0.01%

Yeti Holdings Incorporated †«	28,780	489,548

Multiline Retail: 0.48%

Ollie’s Bargain Outlet Holdings Incorporated †	258,400	20,199,128

Specialty Retail: 4.63%

Burlington Stores Incorporated †	562,150	96,526,777

Five Below Incorporated †	271,175	33,552,483

The Home Depot Incorporated	159,710	29,311,576

ULTA Beauty Incorporated †	116,800	34,096,256

		193,487,092

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Consumer Staples: 2.88%

Beverages: 1.97%

Constellation Brands Incorporated Class A	132,910	$23,081,151

The Coca-Cola Company	1,232,800	59,334,664

		82,415,815

Food & Staples Retailing: 0.12%

Costco Wholesale Corporation	23,770	5,101,755

Personal Products: 0.79%

The Estee Lauder Companies Incorporated Class A	239,960	32,735,343

Energy: 0.95%

Oil, Gas & Consumable Fuels: 0.95%

Concho Resources Incorporated †	330,150	39,565,176

Financials: 6.21%

Capital Markets: 5.61%

BlackRock Incorporated	25,800	10,709,064

CME Group Incorporated	43,610	7,949,231

MarketAxess Holdings Incorporated	465,521	99,979,945

Raymond James Financial Incorporated	831,340	66,922,870

The Charles Schwab Corporation	1,039,250	48,605,723

		234,166,833

Thrifts & Mortgage Finance: 0.60%

LendingTree Incorporated †«	85,260	25,265,948

Health Care: 8.33%

Biotechnology: 3.32%

Alexion Pharmaceuticals Incorporated †	224,400	27,592,224

Ligand Pharmaceuticals Incorporated †	24,600	2,905,260

Neurocrine Biosciences Incorporated †	161,040	14,206,949

Regeneron Pharmaceuticals Incorporated †	30,100	12,921,027

Sage Therapeutics Incorporated †	82,300	11,735,157

Sarepta Therapeutics Incorporated †	62,600	8,745,846

Vertex Pharmaceuticals Incorporated †	316,600	60,442,106

		138,548,569

Health Care Equipment & Supplies: 2.38%

Boston Scientific Corporation †	1,577,020	60,163,313

Novocure Limited †	617,900	30,277,100

Stryker Corporation	51,000	9,056,070

		99,496,483

Health Care Technology: 1.48%

Veeva Systems Incorporated Class A †	567,550	61,897,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Growth Fund	11

Security name	Shares	Value

Life Sciences Tools & Services: 0.18%

PRA Health Sciences Incorporated †	69,750	$7,391,408

Pharmaceuticals: 0.97%

Elanco Animal Health Incorporated †«	386,005	11,263,626

Zoetis Incorporated	340,970	29,377,975

		40,641,601

Industrials: 13.65%

Aerospace & Defense: 1.66%

The Boeing Company	179,980	69,403,888

Commercial Services & Supplies: 3.99%

Casella Waste Systems Incorporated Class A †	666,980	20,089,438

Copart Incorporated †	699,770	35,429,355

KAR Auction Services Incorporated	686,290	35,693,943

Waste Connections Incorporated	901,505	75,329,758

		166,542,494

Industrial Conglomerates: 0.53%

Roper Industries Incorporated	78,690	22,289,729

Machinery: 1.57%

Fortive Corporation	121,960	9,145,780

Milacron Holdings Corporation †(l)	4,080,535	56,556,215

		65,701,995

Professional Services: 1.02%

ASGN Incorporated †	300,300	18,915,897

CoStar Group Incorporated †	60,300	23,561,622

		42,477,519

Road & Rail: 4.52%

CSX Corporation	1,092,480	71,775,936

Norfolk Southern Corporation	361,490	60,636,333

Union Pacific Corporation	354,360	56,368,045

		188,780,314

Trading Companies & Distributors: 0.36%

SiteOne Landscape Supply Incorporated †	279,900	14,918,670

Information Technology: 38.14%

IT Services: 13.02%

Euronet Worldwide Incorporated †	259,800	29,879,598

Global Payments Incorporated	561,970	63,097,992

MasterCard Incorporated Class A	655,770	138,452,720

MongoDB Incorporated †«	288,620	26,656,943

PayPal Holdings Incorporated †	893,590	79,315,048

Shopify Incorporated Class A †	185,110	31,185,482

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

IT Services (continued)

Square Incorporated Class A †	245,900	$17,544,965

Twilio Incorporated Class A †«	169,630	18,883,212

Visa Incorporated Class A	988,410	133,445,234

WEX Incorporated †	33,300	5,372,289

		543,833,483

Semiconductors & Semiconductor Equipment: 7.92%

Microchip Technology Incorporated «	1,893,690	152,195,865

Monolithic Power Systems Incorporated	707,270	89,512,091

NVIDIA Corporation	50,700	7,288,125

Texas Instruments Incorporated	812,180	81,770,282

		330,766,363

Software: 15.21%

Adobe Systems Incorporated †	74,520	18,467,546

Anaplan Incorporated †	233,839	7,340,206

BlackLine Incorporated †	298,330	14,194,541

Dropbox Incorporated Class A †«	1,375,000	33,976,250

Envestnet Incorporated †	1,477,370	80,147,323

Microsoft Corporation	1,597,650	166,842,590

Mimecast Limited †	812,600	30,529,382

New Relic Incorporated †	191,260	19,441,579

Pivotal Software Incorporated Class A †	1,900,464	35,139,579

Proofpoint Incorporated †	446,690	45,504,310

RealPage Incorporated †	301,200	16,797,924

SailPoint Technologies Holdings Incorporated †	793,871	22,665,017

Salesforce.com Incorporated †	146,780	22,306,157

SendGrid Incorporated †	439,400	23,762,752

ServiceNow Incorporated †	81,190	17,863,424

Splunk Incorporated †	176,400	22,021,776

Tableau Software Incorporated Class A †	75,900	9,703,056

Talend SA ADR †	448,800	16,695,360

The Ultimate Software Group Incorporated †	117,820	32,173,107

		635,571,879

Technology Hardware, Storage & Peripherals: 1.99%

Apple Incorporated	500,140	83,243,302

Materials: 2.48%

Chemicals: 2.48%

Linde plc	287,360	46,842,554

PolyOne Corporation	1,751,663	56,701,330

		103,543,884

Total Common Stocks (Cost $2,146,894,196)		4,136,548,536

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Growth Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 7.31%

Investment Companies: 7.31%

Securities Lending Cash Investments LLC (l)(r)(u)	2.57%	253,225,707	$253,251,030

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	51,925,610	51,925,610

Total Short-Term Investments (Cost $305,172,300)			305,176,640

Total investments in securities (Cost $2,452,066,496)	106.33%	4,441,725,176

Other assets and liabilities, net	(6.33)	(264,380,362)

Total net assets	100.00%	$4,177,344,814

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Industrials
Machinery
Milacron Holdings Corporation †	3,945,835	134,700	0	4,080,535	$0	$(27,975,984)	$0	$56,556,215	1.35%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	149,251,008	644,399,009	540,424,310	253,225,707	(2,709)	0	2,710,420	253,251,030
Wells Fargo Government Money Market Fund Select Class	17,742,561	410,497,979	376,314,930	51,925,610	0	0	310,326	51,925,610

								305,176,640	7.31%

					$(2,709)	$(27,975,984)	$3,020,746	$361,732,855	8.66%

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Growth Fund	Statement of assets and liabilities—January 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $247,729,020 of securities loaned), at value (cost $2,076,955,986)	$4,079,992,321
Investments in affiliated securities, at value (cost $375,110,510)	361,732,855
Receivable for investments sold	5,320,942
Receivable for Fund shares sold	2,539,377
Receivable for dividends	968,475
Receivable for securities lending income	68,279

Total assets	4,450,622,249

Liabilities
Payable upon receipt of securities loaned	253,242,554
Payable for investments purchased	12,601,530
Payable for Fund shares redeemed	3,456,901
Management fee payable	2,163,369
Administration fees payable	550,550
Distribution fee payable	92,917
Trustees’ fees and expenses payable	2,793
Due to custodian bank	1,377
Accrued expenses and other liabilities	1,165,444

Total liabilities	273,277,435

Total net assets	$4,177,344,814

NET ASSETS CONSIST OF
Paid-in capital	$2,079,505,104
Total distributable earnings	2,097,839,710

Total net assets	$4,177,344,814

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,906,910,643
Shares outstanding – Class A1	63,016,332
Net asset value per share – Class A	$30.26
Maximum offering price per share – Class A2	$32.11
Net assets – Class C	$152,775,990
Shares outstanding – Class C1	6,914,224
Net asset value per share – Class C	$22.10
Net assets – Class R6	$269,903,109
Shares outstanding – Class R6[1]	6,934,189
Net asset value per share – Class R6	$38.92
Net assets – Administrator Class	$473,642,216
Shares outstanding – Administrator Class[1]	13,399,333
Net asset value per share – Administrator Class	$35.35
Net assets – Institutional Class	$1,374,112,856
Shares outstanding – Institutional Class[1]	35,407,349
Net asset value per share – Institutional Class	$38.81

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2019 (unaudited)	Wells Fargo Growth Fund	15

Investment income
Dividends (net of foreign withholding taxes of $43,908)	$15,958,004
Income from affiliated securities	719,482

Total investment income	16,677,486

Expenses
Management fee	15,595,558
Administration fees
Class A	2,121,678
Class C	178,481
Class R6	38,512
Administrator Class	331,674
Institutional Class	970,548
Shareholder servicing fees
Class A	2,525,807
Class C	212,477
Administrator Class	636,764
Distribution fee
Class C	637,431
Custody and accounting fees	79,293
Professional fees	25,686
Registration fees	60,494
Shareholder report expenses	126,027
Trustees’ fees and expenses	12,610
Other fees and expenses	43,107

Total expenses	23,596,147
Less: Fee waivers and/or expense reimbursements	(1,305,858)

Net expenses	22,290,289

Net investment loss	(5,612,803)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	342,732,800
Affiliated securities	(2,079)

Net realized gains on investments	342,730,721

Net change in unrealized gains (losses) on:
Unaffiliated securities	(472,479,827)
Affiliated securities	(27,975,984)

Net change in unrealized gains (losses) on investments	(500,455,811)

Net realized and unrealized gains (losses) on investments	(157,725,090)

Net decrease in net assets resulting from operations	$(163,337,893)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment loss		$(5,612,803)		$(13,576,427)
Net realized gains on investments		342,730,721		745,731,324
Net change in unrealized gains (losses) on investments		(500,455,811)		402,450,351

Net increase (decrease) in net assets resulting from operations		(163,337,893)		1,134,605,248

Distributions to shareholders from net investment income and net realized gains
Class A		(355,696,811)		(505,431,285)
Class C		(37,666,442)		(57,934,182)
Class R6		(36,585,868)		(16,966,960)
Administrator Class		(78,768,918)		(138,040,210)
Institutional Class		(211,847,451)		(379,819,630)

Total distributions to shareholders		(720,565,490)		(1,098,192,267)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,325,180	44,346,842	2,597,711	97,664,924
Class C	585,986	13,182,812	567,969	15,881,145
Class R6	1,600,879	66,442,536	4,402,138	197,214,825
Administrator Class	915,634	36,427,313	2,015,636	86,044,136
Institutional Class	2,764,677	117,978,723	8,063,218	384,247,586

		278,378,226		781,052,616

Reinvestment of distributions
Class A	12,007,591	343,056,893	14,511,944	482,812,377
Class C	1,566,352	32,721,099	1,880,250	49,281,340
Class R6	995,813	36,576,208	415,977	16,959,366
Administrator Class	2,333,920	77,882,902	3,626,546	136,757,066
Institutional Class	5,586,200	204,566,633	9,008,188	366,543,153

		694,803,735		1,052,353,302

Payment for shares redeemed
Class A	(5,726,612)	(191,146,573)	(10,001,358)	(381,655,936)
Class C	(1,349,749)	(33,163,610)	(2,374,317)	(73,235,128)
Class R6	(771,520)	(33,830,844)	(758,315)	(34,584,223)
Administrator Class	(2,708,061)	(107,183,368)	(7,153,909)	(302,587,215)
Institutional Class	(6,988,141)	(296,613,297)	(18,199,975)	(827,075,266)

		(661,937,692)		(1,619,137,768)

Net increase in net assets resulting from capital share transactions		311,244,269		214,268,150

Total increase (decrease) in net assets		(572,659,114)		250,681,131

Net assets
Beginning of period		4,750,003,928		4,499,322,797

End of period		$4,177,344,814		$4,750,003,928

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $0. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$38.67	$40.38	$42.28	$49.50	$49.99	$46.74
Net investment loss	(0.07)[1]	(0.12)	(0.19)[1]	(0.20)[1]	(0.29)[1]	(0.32)[1]
Net realized and unrealized gains (losses) on investments	(1.63)	9.49	5.61	(0.99)	7.03	5.34

Total from investment operations	(1.70)	9.37	5.42	(1.19)	6.74	5.02
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)
Net asset value, end of period	$30.26	$38.67	$40.38	$42.28	$49.50	$49.99
Total return[2]	(3.38)%	27.66%	15.95%	(1.69)%	15.01%	10.77%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.15%	1.18%	1.18%
Net expenses	1.16%	1.16%	1.16%	1.14%	1.18%	1.18%
Net investment loss	(0.41)%	(0.45)%	(0.49)%	(0.49)%	(0.59)%	(0.64)%
Supplemental data
Portfolio turnover rate	24%	37%	42%	38%	35%	42%
Net assets, end of period (000s omitted)	$1,906,911	$2,142,855	$1,950,551	$2,582,955	$1,465,643	$2,047,410

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$30.33	$34.05	$37.07	$44.51	$45.95	$43.41
Net investment loss	(0.16)[1]	(0.33)	(0.41)[1]	(0.46)[1]	(0.60)[1]	(0.64)[1]
Net realized and unrealized gains (losses) on investments	(1.36)	7.69	4.71	(0.95)	6.39	4.95

Total from investment operations	(1.52)	7.36	4.30	(1.41)	5.79	4.31
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)
Net asset value, end of period	$22.10	$30.33	$34.05	$37.07	$44.51	$45.95
Total return[2]	(3.74)%	26.73%	15.05%	(2.44)%	14.16%	9.96%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.92%	1.90%	1.93%	1.93%
Net expenses	1.91%	1.91%	1.91%	1.89%	1.93%	1.93%
Net investment loss	(1.16)%	(1.19)%	(1.23)%	(1.24)%	(1.34)%	(1.39)%
Supplemental data
Portfolio turnover rate	24%	37%	42%	38%	35%	42%
Net assets, end of period (000s omitted)	$152,776	$185,346	$205,607	$321,032	$465,833	$560,481

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016[1]
Net asset value, beginning of period	$47.53	$47.13	$47.90	$48.97
Net investment income (loss)	0.01 [2]	(0.01)[2]	(0.02)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	(1.91)	11.49	6.57	4.98

Total from investment operations	(1.90)	11.48	6.55	4.96
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$38.92	$47.53	$47.13	$47.90
Total return[3]	(3.16)%	28.26%	16.49%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.04%	(0.02)%	(0.05)%	(0.23)%
Supplemental data
Portfolio turnover rate	24%	37%	42%	38%
Net assets, end of period (000s omitted)	$269,903	$242,838	$49,454	$30,906

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$43.89	$44.40	$45.66	$52.86	$52.80	$49.16
Net investment loss	(0.04)[1]	(0.11)[1]	(0.11)[1]	(0.14)[1]	(0.20)[1]	(0.23)
Net realized and unrealized gains (losses) on investments	(1.79)	10.68	6.17	(1.03)	7.49	5.64

Total from investment operations	(1.83)	10.57	6.06	(1.17)	7.29	5.41
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)
Net asset value, end of period	$35.35	$43.89	$44.40	$45.66	$52.86	$52.80
Total return[2]	(3.27)%	27.90%	16.20%	(1.53)%	15.28%	11.04%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.07%	1.02%	1.02%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.21)%	(0.24)%	(0.27)%	(0.31)%	(0.37)%	(0.42)%
Supplemental data
Portfolio turnover rate	24%	37%	42%	38%	35%	42%
Net assets, end of period (000s omitted)	$473,642	$564,391	$637,987	$1,528,288	$2,349,359	$3,359,480

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$47.43	$47.07	$47.87	$54.99	$54.54	$50.63
Net investment income (loss)	0.00 [1,2]	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.09)[1]	(0.13)
Net realized and unrealized gains (losses) on investments	(1.91)	11.46	6.56	(1.04)	7.77	5.81

Total from investment operations	(1.91)	11.44	6.52	(1.09)	7.68	5.68
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)
Net asset value, end of period	$38.81	$47.43	$47.07	$47.87	$54.99	$54.54
Total return[3]	(3.19)%	28.21%	16.44%	(1.31)%	15.53%	11.26%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.82%	0.76%	0.75%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.00%	(0.03)%	(0.08)%	(0.10)%	(0.17)%	(0.21)%
Supplemental data
Portfolio turnover rate	24%	37%	42%	38%	35%	42%
Net assets, end of period (000s omitted)	$1,374,113	$1,614,575	$1,655,724	$2,398,134	$3,863,196	$2,975,721

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Fund Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	23

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $2,452,304,077 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,020,048,182

Gross unrealized losses	(30,627,083)

Net unrealized gains	$1,989,421,099

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$414,981,195	$0	$0	$414,981,195

Consumer discretionary	687,267,887	0	0	687,267,887

Consumer staples	120,252,913	0	0	120,252,913

Energy	39,565,176	0	0	39,565,176

Financials	259,432,781	0	0	259,432,781

Health care	347,975,064	0	0	347,975,064

Industrials	570,114,609	0	0	570,114,609

Information technology	1,593,415,027	0	0	1,593,415,027

Materials	103,543,884	0	0	103,543,884

Short-term investments

Investment companies	51,925,610	253,251,030	0	305,176,640

Total assets	$4,188,474,146	$253,251,030	$0	$4,441,725,176

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	25

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class C shares, 0.70% for Class R6 shares, 0.96% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $13,879 from the sale of Class A shares and $88 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $1,051,180,277 and $1,503,277,903, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

26	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

Net realized gains

Class A	$505,431,285

Class C	57,934,182

Class R6	16,966,960

Administrator Class	138,040,210

Institutional Class	379,819,630

8. CONCENTRATION RISK

Concentration risk result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 12, 2018, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $75,847,965 and cash in the amount of $271,155. The redemption in-kind by a shareholder of the Institutional Class represented 1.54% of the Fund and is reflected on the Statement of Changes in Net Assets.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Growth Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Growth Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009.

Senior Vice President of Evergreen Investment Management Company, LLC

from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Growth Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320771 03-19 SA206/SAR206 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Intrinsic Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Value Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Value Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Intrinsic Value Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Miguel E. Giaconi, CFA®‡

Jean-Baptiste Nadal, CFA®‡

Average annual total returns (%) as of January 31, 2019*

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EIVAX)	8-1-2006	-8.97	6.23	12.64	-3.42	7.49	13.31	1.18	1.11

Class C (EIVCX)	8-1-2006	-5.10	6.69	12.46	-4.10	6.69	12.46	1.93	1.86

Class R (EIVTX)[3]	3-1-2013	–	–	–	-3.55	7.24	13.04	1.43	1.36

Class R6 (EIVFX)[4]	11-30-2012	–	–	–	-2.20	8.07	13.80	0.75	0.65

Administrator Class (EIVDX)[5]	7-30-2010	–	–	–	-3.21	7.69	13.52	1.10	0.95

Institutional Class (EIVIX)	8-1-2006	–	–	–	-2.99	7.97	13.74	0.85	0.70

Russell 1000® Value Index[6]	–	–	–	–	-4.81	8.33	13.39	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Intrinsic Value Fund	7

Ten largest holdings (%) as of January 31, 2019[7]

Cisco Systems Incorporated	3.61

Alphabet Incorporated Class C	3.57

Comcast Corporation Class A	3.03

Mondelez International Incorporated Class A	3.02

Dollar Tree Incorporated	2.97

Merck & Company Incorporated	2.90

Microsoft Corporation	2.85

Motorola Solutions Incorporated	2.79

AerCap Holdings NV	2.70

US Bancorp	2.70

Sector distribution as of January 31, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[6]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$966.55	$5.45	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C

Actual	$1,000.00	$962.83	$9.20	1.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R

Actual	$1,000.00	$965.28	$6.74	1.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92	1.36%
Class R6

Actual	$1,000.00	$975.73	$3.24	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class

Actual	$1,000.00	$967.94	$4.71	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class

Actual	$1,000.00	$968.59	$3.47	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Intrinsic Value Fund	9

Security name	Shares	Value

Common Stocks: 98.67%

Communication Services: 11.04%

Diversified Telecommunication Services: 2.45%

Verizon Communications Incorporated	362,400	$19,953,744

Entertainment: 1.99%

The Walt Disney Company	145,800	16,259,616

Interactive Media & Services: 3.57%

Alphabet Incorporated Class C †	26,100	29,137,257

Media: 3.03%

Comcast Corporation Class A	676,800	24,750,576

Consumer Discretionary: 5.62%

Multiline Retail: 2.97%

Dollar Tree Incorporated †	250,500	24,255,915

Specialty Retail: 2.65%

Advance Auto Parts Incorporated	135,500	21,571,600

Consumer Staples: 8.12%

Beverages: 2.25%

Anheuser-Busch InBev NV ADR «	240,100	18,353,244

Food Products: 5.87%

ConAgra Foods Incorporated	324,200	7,015,688

Mondelez International Incorporated Class A	532,700	24,642,702

Nestle SA ADR	186,000	16,226,640

		47,885,030

Energy: 8.73%

Energy Equipment & Services: 2.41%

Schlumberger Limited	266,900	11,799,649

TechnipFMC plc	344,300	7,905,128

		19,704,777

Oil, Gas & Consumable Fuels: 6.32%

Chevron Corporation	170,800	19,582,220

Concho Resources Incorporated †	112,400	13,470,016

EOG Resources Incorporated	186,200	18,471,040

		51,523,276

Financials: 22.64%

Banks: 10.30%

Bank of America Corporation	724,100	20,615,127

BB&T Corporation	435,800	21,267,040

CIT Group Incorporated	435,200	20,101,888

US Bancorp	430,200	22,009,032

		83,993,087

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Capital Markets: 3.64%

Intercontinental Exchange Incorporated	216,900	$16,649,245

UBS Group AG «	1,006,900	13,049,424

		29,698,669

Consumer Finance: 1.96%

Synchrony Financial	533,600	16,029,344

Insurance: 6.74%

American International Group Incorporated	383,300	16,570,059

Aon plc	135,300	21,137,919

The Allstate Corporation	196,300	17,248,881

		54,956,859

Health Care: 13.81%

Biotechnology: 2.52%

Gilead Sciences Incorporated	292,800	20,498,927

Health Care Equipment & Supplies: 3.49%

Abbott Laboratories	224,500	16,384,010

Medtronic plc	136,800	12,091,752

		28,475,762

Health Care Providers & Services: 2.48%

Cigna Corporation	101,300	20,240,753

Pharmaceuticals: 5.32%

Eli Lilly & Company	164,700	19,740,942

Merck & Company Incorporated	318,000	23,668,740

		43,409,682

Industrials: 10.23%

Aerospace & Defense: 2.20%

General Dynamics Corporation	104,700	17,921,499

Air Freight & Logistics: 1.75%

United Parcel Service Incorporated Class B	135,100	14,239,540

Electrical Equipment: 0.91%

Sensata Technologies Holding plc †	156,100	7,414,750

Industrial Conglomerates: 2.67%

Honeywell International Incorporated	151,700	21,788,671

Trading Companies & Distributors: 2.70%

AerCap Holdings NV †	466,600	22,051,516

Information Technology: 13.58%

Communications Equipment: 6.39%

Cisco Systems Incorporated	622,400	29,433,296

Motorola Solutions Incorporated	194,400	22,727,304

		52,160,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Intrinsic Value Fund	11

Security name		Shares	Value

IT Services: 2.04%

Accenture plc Class A		108,300	$16,629,465

Semiconductors & Semiconductor Equipment: 1.38%

NXP Semiconductors NV		128,900	11,218,167

Software: 2.85%

Microsoft Corporation		222,700	23,256,561

Technology Hardware, Storage & Peripherals: 0.92%

Apple Incorporated		45,300	7,539,732

Materials: 2.30%

Construction Materials: 2.30%

Vulcan Materials Company		184,800	18,784,920

Real Estate: 0.51%

Equity REITs: 0.51%

Crown Castle International Corporation		35,500	4,155,630

Utilities: 2.09%

Electric Utilities: 2.09%

NextEra Energy Incorporated		95,200	17,038,896

Total Common Stocks (Cost $656,245,572)			804,898,065

	Yield
Short-Term Investments: 4.72%

Investment Companies: 4.72%

Securities Lending Cash Investments LLC (l)(r)(u)	2.57%	30,355,880	30,358,915

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	8,181,622	8,181,622

Total Short-Term Investments (Cost $38,540,537)			38,540,537

Total investments in securities (Cost $694,786,109)	103.39%	843,438,602

Other assets and liabilities, net	(3.39)	(27,690,577)

Total net assets	100.00%	$815,748,025

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	22,455,104	88,601,006	80,700,230	30,355,880	$1,459	$0	$261,575	$30,358,915
Wells Fargo Government Money Market Fund Select Class	9,615,845	86,651,353	88,085,576	8,181,622	0	0	91,914	8,181,622

					$1,459	$0	$353,489	$38,540,537	4.72%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Intrinsic Value Fund	13

Assets
Investments in unaffiliated securities (including $29,715,148 of securities on loan), at value (cost $656,245,572)	$804,898,065
Investments in affiliated securities, at value (cost $38,540,537)	38,540,537
Receivable for investments sold	3,443,464
Receivable for Fund shares sold	41,493
Receivable for dividends	667,941
Receivable for securities lending income	8,970

Total assets	847,600,470

Liabilities
Payable upon receipt of securities loaned	30,356,135
Payable for Fund shares redeemed	756,031
Management fee payable	372,672
Administration fees payable	105,490
Distribution fees payable	10,790
Trustees’ fees and expenses payable	2,714
Due to custodian bank	1,563
Accrued expenses and other liabilities	247,050

Total liabilities	31,852,445

Total net assets	$815,748,025

NET ASSETS CONSIST OF
Paid-in capital	$648,207,489
Total distributable earnings	167,540,536

Total net assets	$815,748,025

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$263,588,830
Shares outstanding – Class A1	22,639,409
Net asset value per share – Class A	$11.64
Maximum offering price per share – Class A2	$12.35
Net assets – Class C	$17,293,064
Shares outstanding – Class C1	1,523,440
Net asset value per share – Class C	$11.35
Net assets – Class R	$73,857
Shares outstanding – Class R1	6,293
Net asset value per share – Class R	$11.74
Net assets – Class R6	$104,648
Shares outstanding – Class R6[1]	9,154
Net asset value per share – Class R6	$11.43
Net assets – Administrator Class	$431,033,356
Shares outstanding – Administrator Class[1]	35,227,591
Net asset value per share – Administrator Class	$12.24
Net assets – Institutional Class	$103,654,270
Shares outstanding – Institutional Class[1]	8,859,879
Net asset value per share – Institutional Class	$11.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Value Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $154,486)	$7,960,840
Income from affiliated securities	186,285

Total investment income	8,147,125

Expenses
Management fee	3,013,661
Administration fees
Class A	291,456
Class C	19,773
Class R	78
Class R6	119
Administrator Class	293,377
Institutional Class	81,667
Shareholder servicing fees
Class A	334,600
Class C	23,539
Class R	93
Administrator Class	561,703
Distribution fees
Class C	70,618
Class R	93
Custody and accounting fees	17,721
Professional fees	22,573
Registration fees	50,425
Shareholder report expenses	45,369
Trustees’ fees and expenses	11,090
Other fees and expenses	14,719

Total expenses	4,852,674
Less: Fee waivers and/or expense reimbursements	(564,134)

Net expenses	4,288,540

Net investment income	3,858,585

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	26,113,695
Affiliated securities	1,459

Net realized gains on investments	26,115,154
Net change in unrealized gains (losses) on investments	(61,182,428)

Net realized and unrealized gains (losses) on investments	(35,067,274)

Net decrease in net assets resulting from operations	$(31,208,689)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Value Fund	15

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment income		$3,858,585		$8,762,212
Net realized gains on investments		26,115,154		72,505,918
Net change in unrealized gains (losses) on investments		(61,182,428)		27,765,454

Net increase (decrease) in net assets resulting from operations		(31,208,689)		109,033,584

Distributions to shareholders from net investment income and net realized gains
Class A		(20,592,244)		(23,575,879)
Class C		(1,289,606)		(1,660,929)
Class R		(5,465)		(4,009)
Class R6		(8,549)		(208,873)
Administrator Class		(32,970,858)		(36,749,268)
Institutional Class		(9,914,802)		(12,727,579)

Total distributions to shareholders		(64,781,524)		(74,926,537)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	186,753	2,281,228	331,519	4,190,768
Class C	36,664	443,053	19,728	240,572
Class R	279	3,439	1,671	20,842
Class R6	2,270	26,150	12,234	151,356
Administrator Class	117,883	1,523,154	128,470	1,686,875
Institutional Class	148,724	1,885,853	594,996	7,543,156

		6,162,877		13,833,569

Reinvestment of distributions
Class A	1,707,185	19,644,349	1,816,483	22,389,992
Class C	110,426	1,234,002	131,832	1,579,351
Class R	372	4,310	220	2,728
Class R6	65	713	16,488	201,277
Administrator Class	2,569,095	31,093,192	2,684,570	34,693,107
Institutional Class	740,566	8,584,300	901,012	11,188,786

		60,560,866		70,055,241

Payment for shares redeemed
Class A	(1,446,992)	(17,725,467)	(3,243,108)	(40,904,939)
Class C	(189,620)	(2,204,789)	(349,959)	(4,293,957)
Class R	0	0	(33)	(423)
Class R4	N/A	N/A	(1,342)[2]	(17,226)[2]
Class R6	(192,709)	(2,574,138)	(21,179)	(269,458)
Administrator Class	(1,766,644)	(22,783,528)	(3,402,317)	(44,953,219)
Institutional Class	(2,475,636)	(28,633,076)	(3,859,490)	(48,539,311)

		(73,920,998)		(138,978,533)

Net decrease in net assets resulting from capital share transactions		(7,197,255)		(55,089,723)

Total decrease in net assets		(103,187,468)		(20,982,676)

Net assets
Beginning of period		918,935,493		939,918,169

End of period		$815,748,025		$918,935,493

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $7,412,219. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]

For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.05	$12.61	$12.01	$13.73	$13.60	$12.52
Net investment income	0.04	0.11	0.12 [1]	0.13	0.10	0.07
Net realized and unrealized gains (losses) on investments	(0.49)	1.39	1.43	(0.42)	1.09	1.53

Total from investment operations	(0.45)	1.50	1.55	(0.29)	1.19	1.60
Distributions to shareholders from
Net investment income	(0.12)	(0.06)	(0.14)	(0.11)	(0.07)	(0.06)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(0.96)	(1.06)	(0.95)	(1.43)	(1.06)	(1.52)
Net asset value, end of period	$11.64	$13.05	$12.61	$12.01	$13.73	$13.60
Total return[2]	(3.34)%	12.43%	13.50%	(1.73)%	9.19%	13.09%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.17%	1.20%	1.21%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.16%	1.16%
Net investment income	0.76%	0.83%	0.95%	1.12%	0.75%	0.53%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$263,589	$289,683	$293,599	$318,543	$372,443	$391,028

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.69	$12.31	$11.74	$13.45	$13.36	$12.35
Net investment income (loss)	(0.01)	0.01 [1]	0.02 [1]	0.03	0.00 [2]	(0.03)
Net realized and unrealized gains (losses) on investments	(0.47)	1.37	1.40	(0.41)	1.08	1.50

Total from investment operations	(0.48)	1.38	1.42	(0.38)	1.08	1.47
Distributions to shareholders from
Net investment income	(0.02)	0.00	(0.04)	(0.01)	0.00	(0.00)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(0.86)	(1.00)	(0.85)	(1.33)	(0.99)	(0.46)
Net asset value, end of period	$11.35	$12.69	$12.31	$11.74	$13.45	$13.36
Total return[3]	(3.72)%	11.65%	12.58%	(2.47)%	8.42%	12.24%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.93%	1.93%	1.93%	1.96%	1.97%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.91%	1.91%
Net investment income (loss)	(0.00)%	0.08%	0.20%	0.37%	0.00%	(0.22)%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$17,293	$19,874	$21,727	$28,756	$36,098	$36,654

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.15	$12.70	$12.09	$13.81	$13.66	$12.55
Net investment income	0.03	0.05	0.08 [1]	0.10	0.05	0.03
Net realized and unrealized gains (losses) on investments	(0.50)	1.44	1.45	(0.43)	1.12	1.54

Total from investment operations	(0.47)	1.49	1.53	(0.33)	1.17	1.57
Distributions to shareholders from
Net investment income	(0.10)	(0.04)	(0.11)	(0.07)	(0.03)	0.00
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(0.94)	(1.04)	(0.92)	(1.39)	(1.02)	(0.46)
Net asset value, end of period	$11.74	$13.15	$12.70	$12.09	$13.81	$13.66
Total return[2]	(3.47)%	12.21%	13.22%	(1.99)%	8.96%	12.77%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.44%	1.44%	1.44%	1.47%	1.49%
Net expenses	1.36%	1.36%	1.36%	1.36%	1.40%	1.41%
Net investment income	0.50%	0.56%	0.69%	0.86%	0.50%	0.26%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$74	$74	$48	$43	$41	$28

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.92	$12.49	$11.90	$13.62	$13.60	$12.56
Net investment income	0.09 [1]	0.16	0.17 [1]	0.17	0.17 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.43)	1.39	1.42	(0.40)	1.08	1.47

Total from investment operations	(0.34)	1.55	1.59	(0.23)	1.25	1.61
Distributions to shareholders from
Net investment income	(0.31)	(0.12)	(0.19)	(0.17)	(0.24)	(0.11)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(1.15)	(1.12)	(1.00)	(1.49)	(1.23)	(0.57)
Net asset value, end of period	$11.43	$12.92	$12.49	$11.90	$13.62	$13.60
Total return[2]	(2.43)%	12.96%	14.03%	(1.30)%	9.74%	13.19%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.75%	0.74%	0.74%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.41%	1.31%	1.40%	1.47%	1.25%	1.10%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$105	$2,578	$2,397	$2,842	$169	$150

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.68	$13.17	$12.51	$14.25	$14.08	$12.95
Net investment income	0.06	0.13	0.14 [1]	0.15	0.13	0.10
Net realized and unrealized gains (losses) on investments	(0.51)	1.47	1.49	(0.43)	1.14	1.58

Total from investment operations	(0.45)	1.60	1.63	(0.28)	1.27	1.68
Distributions to shareholders from
Net investment income	(0.15)	(0.09)	(0.16)	(0.14)	(0.11)	(0.09)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(0.99)	(1.09)	(0.97)	(1.46)	(1.10)	(0.55)
Net asset value, end of period	$12.24	$13.68	$13.17	$12.51	$14.25	$14.08
Total return[2]	(3.21)%	12.63%	13.66%	(1.58)%	9.42%	13.36%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.10%	1.10%	1.06%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.91%	0.98%	1.10%	1.27%	0.95%	0.74%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$431,033	$469,464	$459,650	$470,152	$529,293	$534,641

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.14	$12.68	$12.08	$13.80	$13.67	$12.58
Net investment income	0.07 [1]	0.22	0.17 [1]	0.18	0.15	0.13
Net realized and unrealized gains (losses) on investments	(0.50)	1.35	1.43	(0.41)	1.11	1.53

Total from investment operations	(0.43)	1.57	1.60	(0.23)	1.26	1.66
Distributions to shareholders from
Net investment income	(0.17)	(0.11)	(0.19)	(0.17)	(0.14)	(0.11)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)

Total distributions to shareholders	(1.01)	(1.11)	(1.00)	(1.49)	(1.13)	(0.57)
Net asset value, end of period	$11.70	$13.14	$12.68	$12.08	$13.80	$13.67
Total return[2]	(3.14)%	12.96%	13.88%	(1.27)%	9.66%	13.64%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.85%	0.85%	0.79%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.17%	1.24%	1.36%	1.52%	1.20%	0.99%
Supplemental data
Portfolio turnover rate	8%	21%	27%	34%	29%	23%
Net assets, end of period (000s omitted)	$103,654	$137,263	$162,480	$215,175	$255,565	$244,378

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards (“FASB”) Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was closed. Class R4 shares are no longer offered by the Fund. Information for Class R4 shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	23

fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $694,606,172 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$186,477,457

Gross unrealized losses	(37,645,027)

Net unrealized gains	$148,832,430

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Common stocks

Communication services	$90,101,193	$0	$0	$90,101,193

Consumer discretionary	45,827,515	0	0	45,827,515

Consumer staples	66,238,274	0	0	66,238,274

Energy	71,228,053	0	0	71,228,053

Financials	184,677,959	0	0	184,677,959

Health care	112,625,124	0	0	112,625,124

Industrials	83,415,976	0	0	83,415,976

Information technology	110,804,525	0	0	110,804,525

Materials	18,784,920	0	0	18,784,920

Real estate	4,155,630	0	0	4,155,630

Utilities	17,038,896	0	0	17,038,896

Short-term investments

Investment companies	8,181,622	30,358,915	0	38,540,537

Total assets	$813,079,687	$30,358,915	$0	$843,438,602

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 1.36% for Class R shares, 0.65% for Class R6 chares, 0.95% for Administrator Class shares and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $1,763 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $69,951,720 and $138,873,684, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

26	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$1,516,748	$22,059,131

Class C	0	1,660,929

Class R	163	3,846

Class R6	23,745	185,128

Administrator Class	3,138,315	33,610,953

Institutional Class	1,366,652	11,360,927

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Intrinsic Value Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320772 03-19 SA207/SAR207 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Large Cap Core Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Core Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Large Cap Core Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®‡

Jeff C. Moser, CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EGOAX)	12-17-2007	-12.48	7.84	12.61	-7.13	9.12	13.28	1.18	1.08

Class C (EGOCX)	12-17-2007	-8.86	8.31	12.43	-7.86	8.31	12.43	1.93	1.83

Class R (EGOHX)[3]	9-30-2015	–	–	–	-7.37	8.86	13.01	1.43	1.33

Class R6 (EGORX)[4]	9-30-2015	–	–	–	-6.77	10.26	14.10	0.75	0.65

Administrator Class (WFLLX)[5]	7-16-2010	–	–	–	-7.05	9.30	13.49	1.10	0.97

Institutional Class (EGOIX)	12-17-2007	–	–	–	-6.75	9.63	13.78	0.85	0.67

S&P 500 Index[6]	–	–	–	–	-2.31	10.96	15.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Large Cap Core Fund	7

Ten largest holdings (%) as of January 31, 2019[7]

Zebra Technologies Corporation Class A	2.61

Apple Incorporated	2.58

VMware Incorporated Class A	2.56

Microsoft Corporation	2.51

JPMorgan Chase & Company	2.40

The Home Depot Incorporated	2.37

UnitedHealth Group Incorporated	2.36

NetApp Incorporated	2.35

Costco Wholesale Corporation	2.33

The Progressive Corporation	2.33

Sector distribution as of January 31, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares.

[4]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Class R6 shares.

[5]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class shares.

[6]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash and cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$935.36	$5.27	1.08%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class C

Actual	$1,000.00	$931.30	$8.91	1.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.98	$9.30	1.83%
Class R

Actual	$1,000.00	$934.33	$6.48	1.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77	1.33%
Class R6

Actual	$1,000.00	$937.17	$3.17	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class

Actual	$1,000.00	$935.66	$4.73	0.97%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.94	0.97%
Institutional Class

Actual	$1,000.00	$937.42	$3.27	0.67%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Cap Core Fund	9

Security name	Shares	Value

Common Stocks: 98.92%

Communication Services: 2.09%

Interactive Media & Services: 2.09%

Alphabet Incorporated Class C †	19,096	$21,318,202

Consumer Discretionary: 10.06%

Auto Components: 1.86%

Lear Corporation	123,312	18,981,416

Multiline Retail: 3.90%

Macy’s Incorporated	635,913	16,724,512

Target Corporation	316,534	23,106,982

		39,831,494

Specialty Retail: 4.30%

The Home Depot Incorporated	131,480	24,130,524

The TJX Companies Incorporated	396,611	19,723,465

		43,853,989

Consumer Staples: 6.19%

Food & Staples Retailing: 6.19%

Casey’s General Stores Incorporated	144,961	18,653,581

Costco Wholesale Corporation	110,915	23,805,686

Wal-Mart Stores Incorporated	215,409	20,642,644

		63,101,911

Energy: 7.02%

Oil, Gas & Consumable Fuels: 7.02%

Chevron Corporation	142,937	16,387,727

Exxon Mobil Corporation	268,415	19,669,451

Marathon Petroleum Corporation	255,938	16,958,452

Valero Energy Corporation	211,360	18,561,635

		71,577,265

Financials: 11.69%

Banks: 5.95%

Bank of America Corporation	726,507	20,683,654

Citizens Financial Group Incorporated	459,158	15,574,639

JPMorgan Chase & Company	236,328	24,459,948

		60,718,241

Capital Markets: 1.87%

Evercore Partners Incorporated Class A	213,521	19,099,453

Insurance: 3.87%

Prudential Financial Incorporated	170,615	15,720,466

The Progressive Corporation	352,728	23,735,067

		39,455,533

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Health Care: 17.55%

Biotechnology: 5.15%

AbbVie Incorporated	179,032	$14,374,479

Amgen Incorporated	93,951	17,579,172

Exelixis Incorporated †	874,158	20,603,904

		52,557,555

Health Care Equipment & Supplies: 2.20%

Baxter International Incorporated	310,337	22,496,329

Health Care Providers & Services: 6.33%

Centene Corporation †	166,578	21,750,089

Encompass Health Corporation	279,880	18,707,182

UnitedHealth Group Incorporated	89,113	24,078,333

		64,535,604

Life Sciences Tools & Services: 2.07%

Agilent Technologies Incorporated	277,050	21,069,653

Pharmaceuticals: 1.80%

Johnson & Johnson	138,368	18,414,013

Industrials: 9.00%

Aerospace & Defense: 1.67%

Northrop Grumman Corporation	61,921	17,062,332

Construction & Engineering: 1.93%

EMCOR Group Incorporated	301,957	19,696,655

Machinery: 3.70%

Allison Transmission Holdings Incorporated	429,289	20,893,496

Cummins Incorporated	114,750	16,880,873

		37,774,369

Trading Companies & Distributors: 1.70%

Applied Industrial Technologies Incorporated	292,829	17,279,839

Information Technology: 23.53%

Communications Equipment: 2.10%

Cisco Systems Incorporated	453,920	21,465,877

Electronic Equipment, Instruments & Components: 4.26%

Jabil Circuit Incorporated	629,175	16,767,514

Zebra Technologies Corporation Class A †	153,464	26,641,350

		43,408,864

Semiconductors & Semiconductor Equipment: 5.19%

Intel Corporation	410,287	19,332,723

NVIDIA Corporation	107,539	15,458,731

ON Semiconductor Corporation †	907,348	18,183,254

		52,974,708

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Cap Core Fund	11

Security name		Shares	Value

Software: 5.07%

Microsoft Corporation		245,484	$25,635,894

VMware Incorporated Class A		172,670	26,085,257

			51,721,151

Technology Hardware, Storage & Peripherals: 6.91%

Apple Incorporated		158,330	26,352,445

HP Incorporated		918,023	20,224,047

NetApp Incorporated		375,122	23,921,530

			70,498,022

Materials: 3.83%

Chemicals: 1.64%

Huntsman Corporation		762,464	16,751,334

Containers & Packaging: 2.19%

Avery Dennison Corporation		213,314	22,280,647

Real Estate: 6.11%

Equity REITs: 4.11%

American Tower Corporation		134,653	23,273,425

Prologis Incorporated		269,251	18,621,399

			41,894,824

Real Estate Management & Development: 2.00%

CBRE Group Incorporated Class A †		447,083	20,454,047

Utilities: 1.85%

Multi-Utilities: 1.85%

CenterPoint Energy Incorporated		611,210	18,898,613

Total Common Stocks (Cost $819,056,606)			1,009,171,940

	Yield
Short-Term Investments: 1.03%

Investment Companies: 1.03%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	10,550,830	10,550,830

Total Short-Term Investments (Cost $10,550,830)			10,550,830

Total investments in securities (Cost $829,607,436)	99.95%	1,019,722,770

Other assets and liabilities, net	0.05	462,296

Total net assets	100.00%	$1,020,185,066

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	47,671,858	47,671,858	0	$0	$0	$45,138	$0
Wells Fargo Government Money Market Fund Select Class	10,016,109	78,197,811	77,663,090	10,550,830	0	0	119,476	10,550,830

					$0	$0	$164,614	$10,550,830	1.03%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Large Cap Core Fund	13

Assets
Investments in unaffiliated securities, at value (cost $819,056,606)	$1,009,171,940
Investments in affiliated securities, at value (cost $10,550,830)	10,550,830
Receivable for Fund shares sold	1,696,014
Receivable for dividends	525,182
Receivable for securities lending income	679
Prepaid expenses and other assets	49,846

Total assets	1,021,994,491

Liabilities
Payable for Fund shares redeemed	1,202,880
Management fee payable	439,657
Administration fees payable	131,807
Distribution fees payable	32,329
Trustees’ fees and expenses payable	2,752

Total liabilities	1,809,425

Total net assets	$1,020,185,066

NET ASSETS CONSIST OF
Paid-in capital	$812,219,703
Total distributable earnings	207,965,363

Total net assets	$1,020,185,066

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$321,912,196
Shares outstanding – Class A1	18,742,913
Net asset value per share – Class A	$17.18
Maximum offering price per share – Class A2	$18.23
Net assets – Class C	$52,058,412
Shares outstanding – Class C1	3,078,068
Net asset value per share – Class C	$16.91
Net assets – Class R	$1,977,196
Shares outstanding – Class R1	114,973
Net asset value per share – Class R	$17.20
Net assets – Class R6	$12,278,088
Shares outstanding – Class R6[1]	712,458
Net asset value per share – Class R6	$17.23
Net assets – Administrator Class	$19,148,795
Shares outstanding – Administrator Class[1]	1,101,174
Net asset value per share – Administrator Class	$17.39
Net assets – Institutional Class	$612,810,379
Shares outstanding – Institutional Class[1]	35,512,607
Net asset value per share – Institutional Class	$17.26

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Core Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends	$13,477,095
Income from affiliated securities	125,139

Total investment income	13,602,234

Expenses
Management fee	3,736,915
Administration fees
Class A	359,122
Class C	59,887
Class R	2,098
Class R6	2,105
Administrator Class	14,390
Institutional Class	425,621
Shareholder servicing fees
Class A	427,527
Class C	71,294
Class R	2,498
Administrator Class	27,423
Distribution fees
Class C	213,883
Class R	2,498
Custody and accounting fees	29,238
Professional fees	23,489
Registration fees	60,492
Shareholder report expenses	75,615
Trustees’ fees and expenses	11,745
Interest expense	588
Other fees and expenses	13,990

Total expenses	5,560,418
Less: Fee waivers and/or expense reimbursements	(831,181)

Net expenses	4,729,237

Net investment income	8,872,997

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	43,356,371
Net change in unrealized gains (losses) on investments	(125,896,735)

Net realized and unrealized gains (losses) on investments	(82,540,364)

Net decrease in net assets resulting from operations	$(73,667,367)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Core Fund	15

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment income		$8,872,997		$10,468,177
Net realized gains on investments		43,356,371		93,764,997
Net change in unrealized gains (losses) on investments		(125,896,735)		76,367,116

Net increase (decrease) in net assets resulting from operations		(73,667,367)		180,600,290

Distributions to shareholders from net investment income and net realized gains
Class A		(37,574,345)		(6,205,749)
Class C		(5,864,767)		(697,513)
Class R		(218,389)		(24,344)
Class R6		(1,664,230)		(13,463)
Administrator Class		(2,269,291)		(646,297)
Institutional Class		(74,264,283)		(14,330,177)

Total distributions to shareholders		(121,855,305)		(21,917,543)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	948,467	17,871,076	1,110,773	22,158,115
Class C	292,683	5,232,031	379,357	7,444,081
Class R	6,558	120,789	64,450	1,271,370
Class R6	104,741	2,028,627	768,314	15,462,838
Administrator Class	28,526	541,281	183,497	3,604,364
Institutional Class	5,677,817	103,069,924	7,081,551	141,445,213

		128,863,728		191,385,981

Reinvestment of distributions
Class A	2,156,895	36,026,156	301,834	5,924,919
Class C	305,503	4,991,915	30,164	580,958
Class R	12,855	214,625	1,208	23,747
Class R6	23,922	403,097	644	12,693
Administrator Class	133,494	2,258,572	31,853	632,062
Institutional Class	4,092,477	68,868,016	658,543	12,996,677

		112,762,381		20,171,056

Payment for shares redeemed
Class A	(1,699,502)	(32,065,018)	(2,398,895)	(47,209,115)
Class C	(530,867)	(9,551,188)	(828,652)	(16,059,336)
Class R	(2,564)	(46,682)	(43,438)	(851,162)
Class R6	(143,866)	(2,709,382)	(48,034)	(992,474)
Administrator Class	(269,644)	(5,361,478)	(768,837)	(15,531,475)
Institutional Class	(7,229,912)	(132,216,132)	(9,084,266)	(179,681,555)

		(181,949,880)		(260,325,117)

Net increase (decrease) in net assets resulting from capital share transactions		59,676,229		(48,768,080)

Total increase (decrease) in net assets		(135,846,443)		109,914,667

Net assets
Beginning of period		1,156,031,509		1,046,116,842

End of period		$1,020,185,066		$1,156,031,509

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $5,856,737. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.82	$18.01	$15.13	$15.81	$14.30	$12.13
Net investment income	0.12	0.15	0.15	0.10	0.06	0.06 [1]
Net realized and unrealized gains (losses) on investments	(1.55)	3.01	2.85	(0.60)	1.50	2.20

Total from investment operations	(1.43)	3.16	3.00	(0.50)	1.56	2.26
Distributions to shareholders from
Net investment income	(0.16)	(0.13)	(0.12)	(0.05)	(0.05)	(0.09)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00	0.00

Total distributions to shareholders	(2.21)	(0.35)	(0.12)	(0.18)	(0.05)	(0.09)
Net asset value, end of period	$17.18	$20.82	$18.01	$15.13	$15.81	$14.30
Total return[2]	(6.46)%	17.66%	19.94%	(3.18)%	10.99%	18.58%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.19%	1.20%	1.26%	1.29%
Net expenses	1.08%	1.10%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.42%	0.73%	0.82%	0.80%	0.35%	0.47%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%	44%	61%
Net assets, end of period (000s omitted)	$321,912	$360,937	$329,974	$359,971	$97,041	$26,685

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.44	$17.70	$14.87	$15.61	$14.17	$12.05
Net investment income (loss)	0.06	(0.00)[1]	0.00 [2]	0.00 [2,3]	(0.06)[3]	(0.01)
Net realized and unrealized gains (losses) on investments	(1.54)	2.96	2.83	(0.61)	1.50	2.15

Total from investment operations	(1.48)	2.96	2.83	(0.61)	1.44	2.14
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00	0.00

Total distributions to shareholders	(2.05)	(0.22)	0.00	(0.13)	0.00	(0.02)
Net asset value, end of period	$16.91	$20.44	$17.70	$14.87	$15.61	$14.17
Total return[4]	(6.87)%	16.78%	19.03%	(3.90)%	10.16%	17.73%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.94%	1.95%	2.01%	2.04%
Net expenses	1.83%	1.85%	1.89%	1.89%	1.89%	1.89%
Net investment income (loss)	0.66%	(0.02)%	0.07%	0.02%	(0.38)%	(0.30)%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%	44%	61%
Net assets, end of period (000s omitted)	$52,058	$61,529	$60,697	$71,512	$53,076	$8,624

[1]	Amount is more than $(0.005).

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R		2018	2017	2016[1]
Net asset value, beginning of period	$20.81	$18.04	$15.17	$14.66
Net investment income	0.10	0.12	0.13	0.06
Net realized and unrealized gains (losses) on investments	(1.55)	2.99	2.84	0.66

Total from investment operations	(1.45)	3.11	2.97	0.72
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.10)	(0.08)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)

Total distributions to shareholders	(2.16)	(0.34)	(0.10)	(0.21)
Net asset value, end of period	$17.20	$20.81	$18.04	$15.17
Total return[2]	(6.57)%	17.37%	19.64%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.43%	1.44%	1.46%
Net expenses	1.33%	1.34%	1.39%	1.39%
Net investment income	1.18%	0.48%	0.51%	0.52%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%
Net assets, end of period (000s omitted)	$1,977	$2,042	$1,369	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016[1]
Net asset value, beginning of period	$20.92	$18.09	$15.24	$14.66
Net investment income	0.18	0.22 [2]	0.25 [2]	0.20
Net realized and unrealized gains (losses) on investments	(1.59)	3.04	3.33	0.62

Total from investment operations	(1.41)	3.26	3.58	0.82
Distributions to shareholders from
Net investment income	(0.23)	(0.21)	(0.73)	(0.11)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)

Total distributions to shareholders	(2.28)	(0.43)	(0.73)	(0.24)
Net asset value, end of period	$17.23	$20.92	$18.09	$15.24
Total return[3]	(6.28)%	18.16%	24.01%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.76%	0.77%
Net expenses	0.65%	0.65%	0.68%	0.68%
Net investment income	1.82%	1.08%	1.62%	1.31%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%
Net assets, end of period (000s omitted)	$12,278	$15,225	$122	$2,449

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.05	$18.21	$15.18	$15.87	$14.34	$12.16
Net investment income	0.15 [1]	0.17 [1]	0.16 [1]	0.15	0.10	0.09
Net realized and unrealized gains (losses) on investments	(1.59)	3.05	2.87	(0.62)	1.50	2.20

Total from investment operations	(1.44)	3.22	3.03	(0.47)	1.60	2.29
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.00)[2]	(0.09)	(0.07)	(0.11)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00	0.00

Total distributions to shareholders	(2.22)	(0.38)	(0.00)[2]	(0.22)	(0.07)	(0.11)
Net asset value, end of period	$17.39	$21.05	$18.21	$15.18	$15.87	$14.34
Total return[3]	(6.43)%	17.81%	19.99%	(2.98)%	11.28%	18.83%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.10%	1.12%	1.11%	1.11%
Net expenses	0.97%	0.98%	1.00%	0.96%	0.90%	0.90%
Net investment income	1.50%	0.86%	1.00%	0.95%	0.61%	0.63%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%	44%	61%
Net assets, end of period (000s omitted)	$19,149	$25,444	$32,091	$57,879	$83,692	$6,849

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.95	$18.12	$15.23	$15.91	$14.35	$12.16
Net investment income	0.17	0.23	0.18	0.18 [1]	0.14 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	(1.57)	3.03	2.91	(0.62)	1.50	2.21

Total from investment operations	(1.40)	3.26	3.09	(0.44)	1.64	2.32
Distributions to shareholders from
Net investment income	(0.24)	(0.21)	(0.20)	(0.11)	(0.08)	(0.13)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00	0.00

Total distributions to shareholders	(2.29)	(0.43)	(0.20)	(0.24)	(0.08)	(0.13)
Net asset value, end of period	$17.26	$20.95	$18.12	$15.23	$15.91	$14.35
Total return[2]	(6.26)%	18.16%	20.43%	(2.75)%	11.51%	19.21%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.86%	0.87%	0.84%	0.85%
Net expenses	0.67%	0.68%	0.70%	0.70%	0.66%	0.66%
Net investment income	1.82%	1.15%	1.23%	1.22%	0.86%	0.83%
Supplemental data
Portfolio turnover rate	20%	33%	50%	51%	44%	61%
Net assets, end of period (000s omitted)	$612,810	$690,855	$621,864	$412,678	$63,235	$5,775

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	23

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $829,766,698 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$226,930,430

Gross unrealized losses	(36,974,358)

Net unrealized gains	$189,956,072

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$21,318,202	$0	$0	$21,318,202

Consumer discretionary	102,666,899	0	0	102,666,899

Consumer staples	63,101,911	0	0	63,101,911

Energy	71,577,265	0	0	71,577,265

Financials	119,273,227	0	0	119,273,227

Health care	179,073,154	0	0	179,073,154

Industrials	91,813,195	0	0	91,813,195

Information technology	240,068,622	0	0	240,068,622

Materials	39,031,981	0	0	39,031,981

Real estate	62,348,871	0	0	62,348,871

Utilities	18,898,613	0	0	18,898,613

Short-term investments

Investment companies	10,550,830	0	0	10,550,830

Total assets	$1,019,722,770	$0	$0	$1,019,722,770

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 1.33% for Class R shares, 0.65% for Class R6 shares, 0.97% for Administrator Class shares, and 0.67% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $6,900 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $212,010,530 and $263,522,576, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended January 31, 2019, the Fund had average borrowings outstanding of $16,897 (on an annualized basis) at an average rate of 3.48% and paid interest in the amount of $588.

26	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$2,344,339	$3,861,410

Class C	0	697,513

Class R	8,939	15,405

Class R6	6,623	6,840

Administrator Class	275,902	370,395

Institutional Class	7,110,676	7,219,501

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Large Cap Core Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Large Cap Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Large Cap Core Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Large Cap Core Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Large Cap Core Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)
Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320773 03-19 SA208/SAR208 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Large Cap Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Growth Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Large Cap Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STAFX)[3]	7-30-2010	-4.69	9.54	14.72	1.12	10.85	15.40	1.17	1.07

Class C (STOFX)[4]	7-30-2010	-0.63	10.01	14.55	0.37	10.01	14.55	1.92	1.82

Class R (STMFX)[5]	6-15-2012	–	–	–	0.85	10.56	15.14	1.42	1.32

Class R4 (SLGRX)[6]	11-30-2012	–	–	–	1.38	11.17	15.71	0.89	0.80

Class R6 (STFFX)[7]	11-30-2012	–	–	–	1.54	11.33	15.82	0.74	0.65

Administrator Class (STDFX)[8]	7-30-2010	–	–	–	1.24	10.98	15.53	1.09	0.95

Institutional Class (STNFX)[9]	7-30-2010	–	–	–	1.44	11.24	15.76	0.84	0.75

Russell 1000® Growth Index[10]	–	–	–	–	0.24	12.97	16.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Large Cap Growth Fund	7

Ten largest holdings (%) as of January 31, 2019[11]

Amazon.com Incorporated	8.57

Microsoft Corporation	6.99

Alphabet Incorporated Class A	5.04

MasterCard Incorporated Class A	3.87

Visa Incorporated Class A	3.64

Texas Instruments Incorporated	3.48

Microchip Technology Incorporated	3.44

Alphabet Incorporated Class C	3.32

PayPal Holdings Incorporated	2.66

The Charles Schwab Corporation	2.60

Sector distribution as of January 31, 2019[12]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher.

[4]

Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

[5]

Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares.

[6]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

[7]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[8]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher.

[9]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[10]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[11]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$969.25	$5.31	1.07%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C

Actual	$1,000.00	$965.58	$9.02	1.82%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R

Actual	$1,000.00	$967.89	$6.55	1.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4

Actual	$1,000.00	$970.57	$3.97	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6

Actual	$1,000.00	$971.36	$3.23	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class

Actual	$1,000.00	$969.77	$4.72	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class

Actual	$1,000.00	$970.83	$3.73	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund	9

Security name	Shares	Value

Common Stocks: 99.09%

Communication Services: 12.50%

Entertainment: 2.06%

Activision Blizzard Incorporated	97,880	$4,623,851

Electronic Arts Incorporated †	43,700	4,030,888

Netflix Incorporated †	31,220	10,599,190

		19,253,929

Interactive Media & Services: 10.44%

Alphabet Incorporated Class A †	41,930	47,208,568

Alphabet Incorporated Class C †	27,870	31,113,232

Facebook Incorporated Class A †	96,170	16,030,577

Match Group Incorporated «	28,400	1,519,116

Twitter Incorporated †	57,800	1,939,768

		97,811,261

Consumer Discretionary: 15.51%

Hotels, Restaurants & Leisure: 2.73%

Carnival Corporation	197,040	11,345,563

Marriott International Incorporated Class A	60,200	6,894,706

Norwegian Cruise Line Holdings Limited †	77,500	3,985,825

Royal Caribbean Cruises Limited	27,700	3,325,385

		25,551,479

Internet & Direct Marketing Retail: 8.56%

Amazon.com Incorporated †	46,680	80,230,316

Specialty Retail: 4.22%

Burlington Stores Incorporated †	89,700	15,402,387

O’Reilly Automotive Incorporated †	3,200	1,102,912

The Home Depot Incorporated	85,960	15,776,239

ULTA Beauty Incorporated †	24,800	7,239,616

		39,521,154

Consumer Staples: 3.83%

Beverages: 2.18%

Constellation Brands Incorporated Class A	15,790	2,742,091

The Coca-Cola Company	366,480	17,638,682

		20,380,773

Food & Staples Retailing: 0.29%

Costco Wholesale Corporation	12,810	2,749,410

Personal Products: 1.36%

The Estee Lauder Companies Incorporated Class A	93,640	12,774,369

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Energy: 0.98%

Oil, Gas & Consumable Fuels: 0.98%

Concho Resources Incorporated †	76,740	$9,196,522

Financials: 5.22%

Capital Markets: 4.47%

BlackRock Incorporated	12,200	5,063,976

CME Group Incorporated	25,030	4,562,468

Raymond James Financial Incorporated	98,000	7,889,000

The Charles Schwab Corporation	521,490	24,390,087

		41,905,531

Insurance: 0.75%

The Progressive Corporation	104,070	7,002,870

Health Care: 10.15%

Biotechnology: 2.81%

Alexion Pharmaceuticals Incorporated †	46,400	5,705,344

BioMarin Pharmaceutical Incorporated †	38,200	3,750,094

Regeneron Pharmaceuticals Incorporated †	9,500	4,078,065

Vertex Pharmaceuticals Incorporated †	66,990	12,789,061

		26,322,564

Health Care Equipment & Supplies: 4.46%

Abbott Laboratories	117,490	8,574,420

Baxter International Incorporated	112,490	8,154,400

Boston Scientific Corporation †	418,340	15,959,671

Stryker Corporation	51,300	9,109,341

		41,797,832

Health Care Providers & Services: 0.23%

Humana Incorporated	7,000	2,162,930

Life Sciences Tools & Services: 1.04%

Agilent Technologies Incorporated	127,870	9,724,514

Pharmaceuticals: 1.61%

Zoetis Incorporated	174,390	15,025,442

Industrials: 12.71%

Aerospace & Defense: 2.05%

The Boeing Company	49,840	19,219,301

Air Freight & Logistics: 0.37%

C.H. Robinson Worldwide Incorporated	40,200	3,488,154

Commercial Services & Supplies: 2.68%

KAR Auction Services Incorporated	144,950	7,538,850

Waste Connections Incorporated	209,980	17,545,929

		25,084,779

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund	11

Security name	Shares	Value

Industrial Conglomerates: 1.27%

3M Company	12,260	$2,455,678

Roper Industries Incorporated	33,430	9,469,382

		11,925,060

Machinery: 0.94%

Fortive Corporation	117,460	8,808,325

Road & Rail: 5.40%

CSX Corporation	292,800	19,236,960

Norfolk Southern Corporation	101,270	16,987,030

Union Pacific Corporation	89,950	14,308,347

		50,532,337

Information Technology: 36.47%

IT Services: 13.88%

Global Payments Incorporated	24,600	2,762,088

MasterCard Incorporated Class A	171,480	36,204,572

PayPal Holdings Incorporated †	281,180	24,957,537

Shopify Incorporated Class A †«	43,130	7,266,111

Square Incorporated Class A †	114,370	8,160,300

Visa Incorporated Class A	252,330	34,067,073

Worldpay Incorporated Class A †	197,880	16,519,022

		129,936,703

Semiconductors & Semiconductor Equipment: 7.29%

Microchip Technology Incorporated «	401,420	32,262,125

NVIDIA Corporation	23,800	3,421,250

Texas Instruments Incorporated	323,920	32,612,266

		68,295,641

Software: 13.22%

Adobe Systems Incorporated †	47,940	11,880,491

Microsoft Corporation	627,100	65,488,053

Salesforce.com Incorporated †	83,680	12,716,850

ServiceNow Incorporated †	49,920	10,983,398

Splunk Incorporated †	66,180	8,261,911

The Ultimate Software Group Incorporated †	38,570	10,532,310

VMware Incorporated Class A	26,310	3,974,652

		123,837,665

Technology Hardware, Storage & Peripherals: 2.08%

Apple Incorporated	117,140	19,496,782

Materials: 1.37%

Chemicals: 1.37%

Air Products & Chemicals Incorporated	12,020	1,975,968

Linde plc	66,540	10,846,685

		12,822,653

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name		Shares	Value

Real Estate: 0.35%

Real Estate Management & Development: 0.35%

CBRE Group Incorporated Class A †		71,100	$3,252,825

Total Common Stocks (Cost $483,543,856)			928,111,121

	Yield
Short-Term Investments: 4.04%

Investment Companies: 4.04%

Securities Lending Cash Investments LLC (l)(r)(u)	2.57%	25,842,507	25,845,091

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	11,987,303	11,987,303

Total Short-Term Investments (Cost $37,832,394)			37,832,394

Total investments in securities (Cost $521,376,250)	103.13%	965,943,515

Other assets and liabilities, net	(3.13)	(29,345,193)

Total net assets	100.00%	$936,598,322

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	38,751,625	109,649,791	122,558,909	25,842,507	$(794)	$0	$368,794	$25,845,091
Wells Fargo Government Money Market Fund Select Class	10,229,653	96,225,914	94,468,264	11,987,303	0	0	79,159	11,987,303

					$(794)	$0	$447,953	$37,832,394	4.04%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund	13

Assets
Investments in unaffiliated securities (including $25,319,903 of securities loaned), at value (cost $483,543,856)	$928,111,121
Investments in affiliated securities, at value (cost $37,832,394)	37,832,394
Receivable for Fund shares sold	418,132
Receivable for dividends	401,055
Receivable for securities lending income	7,709
Prepaid expenses and other assets	46,880

Total assets	966,817,291

Liabilities
Payable upon receipt of securities loaned	25,844,438
Payable for investments purchased	3,346,443
Management fee payable	437,023
Payable for Fund shares redeemed	308,914
Administration fees payable	107,398
Distribution fees payable	9,113
Trustees’ fees and expenses payable	2,436
Due to custodian bank	470
Accrued expenses and other liabilities	162,734

Total liabilities	30,218,969

Total net assets	$936,598,322

NET ASSETS CONSIST OF
Paid-in capital	$470,631,797
Total distributable earnings	465,966,525

Total net assets	$936,598,322

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$484,438,966
Shares outstanding – Class A1	12,544,926
Net asset value per share – Class A	$38.62
Maximum offering price per share – Class A2	$40.98
Net assets – Class C	$13,296,248
Shares outstanding – Class C1	384,991
Net asset value per share – Class C	$34.54
Net assets – Class R	$5,151,004
Shares outstanding – Class R1	137,463
Net asset value per share – Class R	$37.47
Net assets – Class R4	$2,094,114
Share outstanding – Class R4[1]	52,519
Net asset value per share – Class R4	$39.87
Net assets – Class R6	$296,321,255
Shares outstanding – Class R6[1]	7,383,052
Net asset value per share – Class R6	$40.14
Net assets – Administrator Class	$60,514,173
Shares outstanding – Administrator Class[1]	1,545,345
Net asset value per share – Administrator Class	$39.16
Net assets – Institutional Class	$74,782,562
Shares outstanding – Institutional Class[1]	1,871,558
Net asset value per share – Institutional Class	$39.96

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Growth Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,592)	$5,140,069
Income from affiliated securities	129,075

Total investment income	5,269,144

Expenses
Management fee	3,425,678
Administration fees
Class A	536,537
Class C	15,226
Class R	5,876
Class R4	830
Class R6	46,715
Administrator Class	44,472
Institutional Class	54,934
Shareholder servicing fees
Class A	638,734
Class C	18,126
Class R	6,768
Class R4	1,037
Administrator Class	84,337
Distribution fees
Class C	54,378
Class R	6,995
Custody and accounting fees	21,946
Professional fees	21,556
Registration fees	58,499
Shareholder report expenses	39,439
Trustees’ fees and expenses	11,090
Other fees and expenses	14,494

Total expenses	5,107,667
Less: Fee waivers and/or expense reimbursements	(542,629)

Net expenses	4,565,038

Net investment income	704,106

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	72,040,055
Affiliated securities	(794)

Net realized gains on investments	72,039,261
Net change in unrealized gains (losses) on investments	(106,459,160)

Net realized and unrealized gains (losses) on investments	(34,419,899)

Net decrease in net assets resulting from operations	$(33,715,793)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Growth Fund	15

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment income		$704,106		$137,464
Net realized gains on investments		72,039,261		234,857,518
Net change in unrealized gains (losses) on investments		(106,459,160)		33,368,008

Net increase (decrease) in net assets resulting from operations		(33,715,793)		268,362,990

Distributions to shareholders from net investment income and net realized gains
Class A		(111,706,240)		(94,299,274)
Class C		(3,431,246)		(2,995,367)
Class R		(1,280,121)		(1,226,176)
Class R4		(455,047)		(86,325)
Class R6		(66,047,400)		(60,894,090)
Administrator Class		(14,492,251)		(12,791,477)
Institutional Class		(18,149,003)		(29,593,244)

Total distributions to shareholders		(215,561,308)		(201,885,953)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	224,486	10,132,532	350,829	17,319,919
Class C	51,192	1,804,809	45,353	2,068,446
Class R	41,872	1,682,545	59,909	2,827,726
Class R4	6,953	340,459	35,016	1,707,466
Class R6	362,237	17,021,547	1,558,098	79,758,923
Administrator Class	80,235	3,807,722	200,283	10,104,338
Institutional Class	161,465	7,427,190	238,407	12,259,125

		42,216,804		126,045,943

Reinvestment of distributions
Class A	2,918,252	107,245,772	1,969,729	89,405,992
Class C	92,097	3,029,996	60,978	2,564,729
Class R	9,145	326,200	3,414	151,866
Class R4	11,893	451,084	1,781	82,592
Class R6	1,625,721	62,084,213	1,305,992	60,875,276
Administrator Class	388,367	14,470,567	278,848	12,776,830
Institutional Class	407,144	15,475,547	442,110	20,540,888

		203,083,379		186,398,173

Payment for shares redeemed
Class A	(878,863)	(38,604,383)	(2,346,522)	(122,033,744)
Class C	(83,221)	(3,097,480)	(91,221)	(4,306,948)
Class R	(24,794)	(993,647)	(81,531)	(3,970,677)
Class R4	(5,578)	(260,695)	(4,157)	(212,862)
Class R6	(735,877)	(34,913,734)	(2,739,730)	(142,658,457)
Administrator Class	(429,862)	(19,788,850)	(576,443)	(29,889,749)
Institutional Class	(494,230)	(22,701,424)	(2,213,468)	(110,506,781)

		(120,360,213)		(413,579,218)

Net increase (decrease) in net assets resulting from capital share transactions		124,939,970		(101,135,102)

Total decrease in net assets		(124,337,131)		(34,658,065)

Net assets
Beginning of period		1,060,935,453		1,095,593,518

End of period		$936,598,322		$1,060,935,453

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $112,534. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$52.01	$50.10	$46.05	$49.55	$45.30	$39.73
Net investment loss	(0.00)[1,2]	(0.08)	(0.03)[1]	(0.03)[1]	(0.01)[1]	(0.06)
Net realized and unrealized gains (losses) on investments	(2.17)	12.56	6.39	(0.92)	6.33	7.01

Total from investment operations	(2.17)	12.48	6.36	(0.95)	6.32	6.95
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[3]	0.00	0.00
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)

Total distributions to shareholders	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)
Net asset value, end of period	$38.62	$52.01	$50.10	$46.05	$49.55	$45.30
Total return[4]	(3.08)%	27.98%	14.60%	(1.83)%	14.35%	17.69%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.17%	1.16%	1.20%	1.22%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Net investment loss	(0.01)%	(0.16)%	(0.06)%	(0.06)%	(0.02)%	(0.17)%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$484,439	$534,694	$516,410	$576,502	$184,504	$212,273

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$47.97	$47.25	$43.88	$47.68	$43.99	$38.90
Net investment loss	(0.16)[1]	(0.31)	(0.35)[1]	(0.32)[1]	(0.42)	(0.33)
Net realized and unrealized gains (losses) on investments	(2.05)	11.60	6.03	(0.93)	6.18	6.80

Total from investment operations	(2.21)	11.29	5.68	(1.25)	5.76	6.47
Distributions to shareholders from
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)
Net asset value, end of period	$34.54	$47.97	$47.25	$43.88	$47.68	$43.99
Total return[2]	(3.44)%	27.03%	13.74%	(2.56)%	13.47%	16.81%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.91%	1.91%	1.95%	1.97%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(0.76)%	(0.90)%	(0.81)%	(0.75)%	(0.77)%	(0.89)%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$13,296	$15,586	$14,640	$18,877	$22,839	$22,767

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R		2018	2017	2016	2015	2014
Net asset value, beginning of period	$50.89	$49.34	$45.50	$49.11	$45.03	$39.59
Net investment loss	(0.06)[1]	(0.20)[1]	(0.14)[1]	(0.10)[1]	(0.16)[1]	(0.15)
Net realized and unrealized gains (losses) on investments	(2.14)	12.32	6.29	(0.96)	6.31	6.97

Total from investment operations	(2.20)	12.12	6.15	(1.06)	6.15	6.82
Distributions to shareholders from
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)
Net asset value, end of period	$37.47	$50.89	$49.34	$45.50	$49.11	$45.03
Total return[2]	(3.21)%	27.65%	14.30%	(2.08)%	14.05%	17.42%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.42%	1.41%	1.41%	1.45%	1.47%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.26)%	(0.40)%	(0.31)%	(0.23)%	(0.28)%	(0.41)%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$5,151	$5,661	$6,387	$8,218	$12,086	$12,295

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R4		2018	2017	2016	2015	2014
Net asset value, beginning of period	$53.23	$50.94	$46.69	$50.23	$45.76	$40.05
Net investment income	0.06 [1]	0.05 [1]	0.11 [1]	0.13	0.07	0.08
Net realized and unrealized gains (losses) on investments	(2.20)	12.81	6.50	(0.95)	6.47	7.11

Total from investment operations	(2.14)	12.86	6.61	(0.82)	6.54	7.19
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.17)	0.00	(0.10)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)

Total distributions to shareholders	(11.22)	(10.57)	(2.36)	(2.72)	(2.07)	(1.48)
Net asset value, end of period	$39.87	$53.23	$50.94	$46.69	$50.23	$45.76
Total return[2]	(2.94)%	28.31%	14.96%	(1.54)%	14.69%	18.07%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.88%	0.88%	0.87%	0.89%
Net expenses	0.80%	0.80%	0.80%	0.78%	0.75%	0.75%
Net investment income	0.25%	0.10%	0.25%	0.27%	0.17%	0.17%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$2,094	$2,089	$337	$8,400	$7,205	$2,129

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016	2015	2014
Net asset value, beginning of period	$53.49	$51.12	$46.82	$50.34	$45.82	$40.11
Net investment income	0.10 [1]	0.14	0.17	0.22	0.07 [1]	0.12
Net realized and unrealized gains (losses) on investments	(2.21)	12.85	6.52	(0.97)	6.56	7.11

Total from investment operations	(2.11)	12.99	6.69	(0.75)	6.63	7.23
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.08)	(0.22)	(0.04)	(0.14)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)

Total distributions to shareholders	(11.24)	(10.62)	(2.39)	(2.77)	(2.11)	(1.52)
Net asset value, end of period	$40.14	$53.49	$51.12	$46.82	$50.34	$45.82
Total return[2]	(2.86)%	28.51%	15.09%	(1.39)%	14.88%	18.25%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.74%	0.73%	0.72%	0.74%
Net expenses	0.65%	0.65%	0.65%	0.64%	0.60%	0.60%
Net investment income	0.40%	0.27%	0.36%	0.39%	0.13%	0.29%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$296,321	$327,943	$307,048	$225,805	$117,741	$5,942

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$52.54	$50.46	$46.32	$49.84	$45.50	$39.86
Net investment income (loss)	0.02	(0.01)	0.05	0.05	0.05	(0.01)
Net realized and unrealized gains (losses) on investments	(2.18)	12.66	6.41	(0.94)	6.36	7.04

Total from investment operations	(2.16)	12.65	6.46	(0.89)	6.41	7.03
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.08)	0.00	(0.01)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)

Total distributions to shareholders	(11.22)	(10.57)	(2.32)	(2.63)	(2.07)	(1.39)
Net asset value, end of period	$39.16	$52.54	$50.46	$46.32	$49.84	$45.50
Total return[1]	(3.02)%	28.14%	14.75%	(1.71)%	14.48%	17.84%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.08%	1.08%	1.05%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.10%	(0.03)%	0.06%	0.12%	0.10%	(0.02)%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$60,514	$79,154	$80,937	$237,577	$262,535	$245,364

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$53.31	$51.00	$46.74	$50.30	$45.80	$40.11
Net investment income	0.08 [1]	0.10 [1]	0.12 [1]	0.17 [1]	0.19 [1]	0.11
Net realized and unrealized gains (losses) on investments	(2.21)	12.80	6.51	(0.96)	6.41	7.09

Total from investment operations	(2.13)	12.90	6.63	(0.79)	6.60	7.20
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.06)	(0.22)	(0.03)	(0.13)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)

Total distributions to shareholders	(11.22)	(10.59)	(2.37)	(2.77)	(2.10)	(1.51)
Net asset value, end of period	$39.96	$53.31	$51.00	$46.74	$50.30	$45.80
Total return[2]	(2.92)%	28.37%	14.98%	(1.49)%	14.82%	18.16%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.83%	0.83%	0.78%	0.79%
Net expenses	0.75%	0.75%	0.75%	0.71%	0.65%	0.65%
Net investment income	0.31%	0.18%	0.27%	0.37%	0.40%	0.28%
Supplemental data
Portfolio turnover rate	27%	34%	40%	31%	26%	35%
Net assets, end of period (000s omitted)	$74,783	$95,809	$169,836	$316,310	$534,975	$596,006

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

24	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $521,422,865 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$444,796,642

Gross unrealized losses	(275,992)

Net unrealized gains	$444,520,650

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	25

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$117,065,190	$0	$0	$117,065,190

Consumer discretionary	145,302,949	0	0	145,302,949

Consumer staples	35,904,552	0	0	35,904,552

Energy	9,196,522	0	0	9,196,522

Financials	48,908,401	0	0	48,908,401

Health care	95,033,282	0	0	95,033,282

Industrials	119,057,956	0	0	119,057,956

Information technology	341,566,791	0	0	341,566,791

Materials	12,822,653	0	0	12,822,653

Real estate	3,252,825	0	0	3,252,825

Short-term investments

Investment companies	11,987,303	25,845,091	0	37,832,394

Total assets	$940,098,424	$25,845,091	$0	$965,943,515

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

26	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Fund Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $1,488 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $265,709,463 and $352,784,072, respectively.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	27

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$0	$94,299,274

Class C	0	2,995,367

Class R	0	1,226,176

Class R4	0	86,325

Class R6	368,832	60,525,258

Administrator Class	0	12,791,477

Institutional Class	76,634	29,516,610

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

28	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

32	Wells Fargo Large Cap Growth Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320774 03-19 SA209/SAR209 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Large Company Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Company Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Company Value Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Large Company Value Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WLCAX)	3-31-2008	-12.52	4.72	10.69	-7.18	5.96	11.34	0.95	0.84

Class C (WFLVX)	3-31-2008	-8.86	5.19	10.52	-7.86	5.19	10.52	1.70	1.59

Class R6 (WTLVX)[3]	4-7-2017	–	–	–	-6.72	6.43	11.85	0.52	0.41

Administrator Class (WWIDX)	12-31-2001	–	–	–	-7.11	6.13	11.58	0.87	0.76

Institutional Class (WLCIX)	3-31-2008	–	–	–	-6.81	6.39	11.83	0.62	0.51

Russell 1000® Value Index[4]	–	–	–	–	-4.81	8.33	13.39	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Large Company Value Fund	7

Ten largest holdings (%) as of January 31, 2019[5]

JPMorgan Chase & Company	4.62

Bank of America Corporation	3.95

The Procter & Gamble Company	3.79

Pfizer Incorporated	3.77

Cisco Systems Incorporated	3.73

Berkshire Hathaway Incorporated Class B	3.32

AT&T Incorporated	3.11

Agilent Technologies Incorporated	2.32

ConocoPhillips	2.23

Exxon Mobil Corporation	2.15

Sector distribution as of January 31, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.83% for Class A, 1.58% for Class C, 0.40% for Class R6, 0.75% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 shares would be higher.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$953.56	$4.09	0.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C

Actual	$1,000.00	$950.60	$7.77	1.58%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R6

Actual	$1,000.00	$955.94	$1.97	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class

Actual	$1,000.00	$953.88	$3.69	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class

Actual	$1,000.00	$955.86	$2.46	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund	9

Security name	Shares	Value

Common Stocks: 97.03%

Communication Services: 8.91%

Diversified Telecommunication Services: 4.58%

AT&T Incorporated	223,136	$6,707,468

Verizon Communications Incorporated	57,875	3,186,598

		9,894,066

Entertainment: 1.31%

Viacom Incorporated Class B	96,148	2,828,674

Interactive Media & Services: 2.11%

Alphabet Incorporated Class A †	1,313	1,478,294

Alphabet Incorporated Class C †	1,237	1,380,950

Cars.com Incorporated †	61,962	1,692,182

		4,551,426

Media: 0.91%

Comcast Corporation Class A	53,936	1,972,440

Consumer Discretionary: 5.36%

Hotels, Restaurants & Leisure: 3.03%

Carnival Corporation	2,549	146,771

Las Vegas Sands Corporation	41,093	2,398,187

McDonald’s Corporation	2,303	411,730

Wingstop Incorporated	6,181	405,783

Yum China Holdings Incorporated	87,192	3,178,148

		6,540,619

Household Durables: 0.54%

Garmin Limited	14,675	1,015,217

MDC Holdings Incorporated	4,996	164,518

		1,179,735

Leisure Products: 0.05%

Callaway Golf Company	6,373	103,816

Multiline Retail: 1.07%

Target Corporation	31,726	2,315,998

Specialty Retail: 0.24%

Tiffany & Company	5,843	518,449

Textiles, Apparel & Luxury Goods: 0.43%

Nike Incorporated Class B	9,702	794,400

PVH Corporation	1,197	130,605

		925,005

Consumer Staples: 8.47%

Beverages: 1.90%

PepsiCo Incorporated	36,503	4,112,793

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 0.19%

Walgreens Boots Alliance Incorporated	5,547	$400,826

Food Products: 2.52%

Cal-Maine Foods Incorporated	1,905	80,353

Ingredion Incorporated	28,688	2,840,112

The Kraft Heinz Company	8,999	432,492

Tyson Foods Incorporated Class A	33,750	2,089,800

		5,442,757

Household Products: 3.79%

The Procter & Gamble Company	84,810	8,181,621

Tobacco: 0.07%

Universal Corporation	2,766	159,598

Energy: 7.85%

Energy Equipment & Services: 0.21%

McDermott International Incorporated †	51,551	454,680

Oil, Gas & Consumable Fuels: 7.64%

Chevron Corporation	32,793	3,759,717

ConocoPhillips	71,172	4,817,633

Exxon Mobil Corporation	63,466	4,650,788

Marathon Petroleum Corporation	16,170	1,071,424

PBF Energy Incorporated Class A	8,326	304,898

Pioneer Natural Resources Company	13,289	1,891,290

		16,495,750

Financials: 19.05%

Banks: 9.45%

Bank of America Corporation	299,285	8,520,644

Bank of N.T. Butterfield & Son Limited	4,001	140,235

Citigroup Incorporated	5,591	360,396

Home Bancshares Incorporated	6,524	119,454

JPMorgan Chase & Company	96,428	9,980,298

PNC Financial Services Group Incorporated	10,507	1,288,894

		20,409,921

Capital Markets: 2.59%

Ameriprise Financial Incorporated	16,326	2,066,872

CME Group Incorporated	10,534	1,920,138

State Street Corporation	22,436	1,590,712

T. Rowe Price Group Incorporated	125	11,683

		5,589,405

Consumer Finance: 1.32%

Capital One Financial Corporation	24,473	1,972,279

Discover Financial Services	13,036	879,800

		2,852,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund	11

Security name	Shares	Value

Diversified Financial Services: 3.32%

Berkshire Hathaway Incorporated Class B †	34,834	$7,159,780

Insurance: 2.28%

CNO Financial Group Incorporated	9,973	178,317

Employers Holdings Incorporated	15,654	663,260

Kemper Corporation	4,627	347,858

Old Republic International Corporation	120,553	2,429,143

The Progressive Corporation	19,363	1,302,936

		4,921,514

Thrifts & Mortgage Finance: 0.09%

Capitol Federal Financial Incorporated	15,832	203,758

Health Care: 16.39%

Biotechnology: 1.49%

AbbVie Incorporated	10,857	871,709

Alexion Pharmaceuticals Incorporated †	18,767	2,307,590

Genomic Health Incorporated †	479	36,313

		3,215,612

Health Care Equipment & Supplies: 1.59%

Baxter International Incorporated	1,519	110,112

Intuitive Surgical Incorporated †	883	462,374

Medtronic plc	2,274	200,999

West Pharmaceutical Services Incorporated	24,559	2,659,003

		3,432,488

Health Care Providers & Services: 2.29%

Laboratory Corporation of America Holdings †	2,071	288,594

Quest Diagnostics Incorporated	1,833	160,113

UnitedHealth Group Incorporated	16,656	4,500,451

		4,949,158

Health Care Technology: 0.23%

Evolent Health Incorporated Class A †	28,137	497,462

Life Sciences Tools & Services: 2.32%

Agilent Technologies Incorporated	65,880	5,010,174

Pharmaceuticals: 8.47%

Allergan plc	17,528	2,523,681

Bristol-Myers Squibb Company	34,479	1,702,228

Johnson & Johnson	5,282	702,929

Mallinckrodt plc †	9,513	207,954

Merck & Company Incorporated	48,445	3,605,761

Mylan NV †	47,026	1,408,429

Pfizer Incorporated	191,886	8,145,561

		18,296,543

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Industrials: 6.63%

Aerospace & Defense: 2.15%

Moog Incorporated Class A	4,260	$381,142

Raytheon Company	25,846	4,258,387

		4,639,529

Airlines: 1.87%

Southwest Airlines Company	71,211	4,041,936

Construction & Engineering: 0.26%

Comfort Systems Incorporated	11,416	547,626

Industrial Conglomerates: 0.60%

Honeywell International Incorporated	9,071	1,302,868

Road & Rail: 1.75%

Norfolk Southern Corporation	22,502	3,774,485

Information Technology: 7.88%

Communications Equipment: 3.73%

Cisco Systems Incorporated	170,153	8,046,535

Electronic Equipment, Instruments & Components: 0.13%

National Instruments Corporation	6,542	289,287

IT Services: 1.42%

MasterCard Incorporated Class A	14,463	3,053,573

Semiconductors & Semiconductor Equipment: 1.50%

Cabot Microelectronics Corporation	6,436	655,764

Intel Corporation	49,827	2,347,848

Skyworks Solutions Incorporated	3,323	242,712

		3,246,324

Software: 1.10%

Adobe Systems Incorporated †	2,209	547,434

Intuit Incorporated	3,677	793,570

Microsoft Corporation	9,889	1,032,708

		2,373,712

Materials: 2.38%

Chemicals: 0.99%

LyondellBasell Industries NV Class A	8,142	708,110

The Mosaic Company	44,470	1,435,492

		2,143,602

Containers & Packaging: 0.02%

International Paper Company	910	43,161

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund	13

Security name		Shares	Value

Metals & Mining: 1.37%

Newmont Mining Corporation		23,003	$784,632

Nucor Corporation		35,334	2,163,854

			2,948,486

Real Estate: 6.10%

Equity REITs: 6.10%

AvalonBay Communities Incorporated		4,615	890,326

CoreCivic Incorporated		150,438	2,989,203

Duke Realty Corporation		14,266	417,138

Equity Residential		20,116	1,459,617

Outfront Media Incorporated		16,115	334,386

Park Hotels & Resorts Incorporated		19,139	575,510

PS Business Parks Incorporated		4,724	685,878

Public Storage Incorporated		5,895	1,252,805

Senior Housing Properties Trust		17,592	242,242

The Geo Group Incorporated		66,463	1,498,741

VICI Properties Incorporated		10,189	219,369

Weingarten Realty Investors		414	11,878

Xenia Hotels & Resorts Incorporated		138,769	2,604,694

			13,181,787

Utilities: 8.01%

Electric Utilities: 4.07%

Avangrid Incorporated		67,426	3,362,535

Duke Energy Corporation		27,256	2,392,532

NextEra Energy Incorporated		2,538	454,251

Pinnacle West Capital Corporation		29,343	2,585,705

			8,795,023

Gas Utilities: 2.08%

UGI Corporation		78,659	4,485,923

Multi-Utilities: 1.86%

DTE Energy Company		2,302	271,061

MDU Resources Group Incorporated		145,401	3,738,260

			4,009,321

Total Common Stocks (Cost $195,844,054)			209,539,325

	Yield
Short-Term Investments: 2.45%

Investment Companies: 2.45%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	5,282,073	5,282,073

Total Short-Term Investments (Cost $5,282,073)			5,282,073

Total investments in securities (Cost $201,126,127)	99.48%	214,821,398

Other assets and liabilities, net	0.52	1,124,575

Total net assets	100.00%	$215,945,973

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2019 (unaudited)

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	43	3-15-2019	$5,540,219	$5,814,675	$274,456	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,171,660	23,393,833	22,283,420	5,282,073	$0	$0	$46,053	$5,282,073	2.45%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund	15

Assets
Investments in unaffiliated securities, at value (cost $195,844,054)	$209,539,325
Investments in affiliated securities, at value (cost $5,282,073)	5,282,073
Segregated cash for futures contracts	572,733
Receivable for Fund shares sold	2,436
Receivable for dividends	394,847
Receivable for daily variation margin on open futures contracts	274,558
Prepaid expenses and other assets	98,099

Total assets	216,164,071

Liabilities
Payable for Fund shares redeemed	72,644
Management fee payable	45,386
Shareholder servicing fees payable	43,214
Administration fees payable	35,871
Professional fees payable	13,455
Trustees’ fees and expenses payable	2,391
Distribution fee payable	1,614
Due to custodian bank	153
Accrued expenses and other liabilities	3,370

Total liabilities	218,098

Total net assets	$215,945,973

NET ASSETS CONSIST OF
Paid-in capital	$212,193,881
Total distributable earnings	3,752,092

Total net assets	$215,945,973

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$192,959,130
Shares outstanding – Class A1	15,762,967
Net asset value per share – Class A	$12.24
Maximum offering price per share – Class A2	$12.99
Net assets – Class C	$2,525,747
Shares outstanding – Class C1	200,175
Net asset value per share – Class C	$12.62
Net assets – Class R6	$19,125
Shares outstanding – Class R6[1]	1,549
Net asset value per share – Class R6	$12.35
Net assets – Administrator Class	$15,206,529
Shares outstanding – Administrator Class[1]	1,229,899
Net asset value per share – Administrator Class	$12.36
Net assets – Institutional Class	$5,235,442
Shares outstanding – Institutional Class[1]	424,000
Net asset value per share – Institutional Class	$12.35

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Company Value Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $25)	$3,277,740
Income from affiliated securities	46,053

Total investment income	3,323,793

Expenses
Management fee	473,609
Administration fees
Class A	213,662
Class C	2,809
Class R6	3
Administrator Class	10,468
Institutional Class	9,436
Shareholder servicing fees
Class A	254,360
Class C	3,344
Administrator Class	20,130
Distribution fee
Class C	10,030
Custody and accounting fees	11,090
Professional fees	20,376
Registration fees	40,329
Shareholder report expenses	30,246
Trustees’ fees and expenses	11,090
Interest expense	549
Other fees and expenses	6,732

Total expenses	1,118,263
Less: Fee waivers and/or expense reimbursements	(155,392)

Net expenses	962,871

Net investment income	2,360,922

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(8,580,510)
Futures contracts	(414,825)

Net realized losses on investments	(8,995,335)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(5,845,071)
Futures contracts	175,845

Net change in unrealized gains (losses) on investments	(5,669,226)

Net realized and unrealized gains (losses) on investments	(14,664,561)

Net decrease in net assets resulting from operations	$(12,303,639)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Company Value Fund	17

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment income		$2,360,922		$3,343,736
Net realized gains (losses) on investments		(8,995,335)		26,456,759
Net change in unrealized gains (losses) on investments		(5,669,226)		(6,608,842)

Net increase (decrease) in net assets resulting from operations		(12,303,639)		23,191,653

Distributions to shareholders from net investment income and net realized gains
Class A		(22,107,555)		(46,029,469)
Class C		(263,413)		(659,195)
Class R6		(2,446)		(6,656)
Administrator Class		(1,768,262)		(3,673,062)
Institutional Class		(1,828,753)		(3,556,512)

Total distributions to shareholders		(25,970,429)		(53,924,894)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	130,224	1,695,563	243,128	3,569,805
Class C	5,267	66,983	4,796	75,911
Class R6	0	0	297	5,000
Administrator Class	9,776	129,415	26,318	380,870
Institutional Class	22,465	319,784	128,944	1,889,629

		2,211,745		5,921,215

Reinvestment of distributions
Class A	1,760,655	21,527,593	3,111,809	44,581,220
Class C	19,718	246,346	42,242	618,917
Class R6	0	0	72	1,037
Administrator Class	140,900	1,740,415	250,317	3,619,530
Institutional Class	36,953	456,951	203,584	2,943,466

		23,971,305		51,764,170

Payment for shares redeemed
Class A	(948,691)	(12,688,315)	(1,908,557)	(28,835,984)
Class C	(22,339)	(317,540)	(48,634)	(725,165)
Class R6	0	0	(369)	(5,292)
Administrator Class	(68,543)	(839,420)	(227,193)	(3,486,080)
Institutional Class	(843,330)	(9,663,026)	(104,675)	(1,560,195)

		(23,508,301)		(34,612,716)

Net increase in net assets resulting from capital share transactions		2,674,749		23,072,669

Total decrease in net assets		(35,599,319)		(7,660,572)

Net assets
Beginning of period		251,545,292		259,205,864

End of period		$215,945,973		$251,545,292

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $792,952. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.46	$16.54	$14.58	$16.10	$16.82	$16.39
Net investment income	0.13	0.19	0.14	0.17	0.13 [1]	0.10
Net realized and unrealized gains (losses) on investments	(0.82)	1.29	1.93	(0.41)	0.78	2.04

Total from investment operations	(0.69)	1.48	2.07	(0.24)	0.91	2.14
Distributions to shareholders from
Net investment income	(0.15)	(0.18)	(0.11)	(0.16)	(0.13)	(0.09)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)	(1.62)

Total distributions to shareholders	(1.53)	(3.56)	(0.11)	(1.28)	(1.63)	(1.71)
Net asset value, end of period	$12.24	$14.46	$16.54	$14.58	$16.10	$16.82
Total return[2]	(4.64)%	9.39%	14.24%	(0.98)%	5.72%	13.68%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.94%	1.09%	1.24%	1.27%	1.28%
Net expenses	0.83%	0.83%	0.96%	1.10%	1.10%	1.10%
Net investment income	1.99%	1.28%	0.91%	1.19%	0.76%	0.61%
Supplemental data
Portfolio turnover rate	108%	258%	221%	50%	71%	59%
Net assets, end of period (000s omitted)	$192,959	$214,247	$221,207	$218,922	$104,453	$116,398

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.81	$16.86	$14.90	$16.41	$17.12	$16.70
Net investment income (loss)	0.09	0.08	0.03 [1]	0.06	0.00 [2]	(0.02)
Net realized and unrealized gains (losses) on investments	(0.84)	1.30	1.96	(0.40)	0.80	2.07

Total from investment operations	(0.75)	1.38	1.99	(0.34)	0.80	2.05
Distributions to shareholders from
Net investment income	(0.06)	(0.05)	(0.03)	(0.05)	(0.01)	(0.01)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)	(1.62)

Total distributions to shareholders	(1.44)	(3.43)	(0.03)	(1.17)	(1.51)	(1.63)
Net asset value, end of period	$12.62	$14.81	$16.86	$14.90	$16.41	$17.12
Total return[3]	(4.94)%	8.49%	13.40%	(1.68)%	4.92%	12.83%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.69%	1.84%	1.99%	2.02%	2.03%
Net expenses	1.58%	1.58%	1.72%	1.85%	1.85%	1.85%
Net investment income (loss)	1.23%	0.55%	0.16%	0.44%	0.01%	(0.14)%
Supplemental data
Portfolio turnover rate	108%	258%	221%	50%	71%	59%
Net assets, end of period (000s omitted)	$2,526	$2,926	$3,356	$3,674	$4,488	$4,659

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017[1]
Net asset value, beginning of period	$14.59	$16.66	$16.14
Net investment income	0.17	0.26	0.03 [2]
Net realized and unrealized gains (losses) on investments	(0.83)	1.30	0.49

Total from investment operations	(0.66)	1.56	0.52
Distributions to shareholders from
Net investment income	(0.20)	(0.25)	0.00
Net realized gains	(1.38)	(3.38)	0.00

Total distributions to shareholders	(1.58)	(3.63)	0.00
Net asset value, end of period	$12.35	$14.59	$16.66
Total return[3]	(4.41)%	9.88%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.51%	0.49%
Net expenses	0.40%	0.40%	0.40%
Net investment income	2.40%	1.73%	0.52%
Supplemental data
Portfolio turnover rate	108%	258%	221%
Net assets, end of period (000s omitted)	$19	$23	$26

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.59	$16.66	$14.68	$16.20	$16.93	$16.47
Net investment income	0.14 [1]	0.20	0.16 [1]	0.20	0.17	0.15
Net realized and unrealized gains (losses) on investments	(0.83)	1.30	1.94	(0.41)	0.78	2.05

Total from investment operations	(0.69)	1.50	2.10	(0.21)	0.95	2.20
Distributions to shareholders from
Net investment income	(0.16)	(0.19)	(0.12)	(0.19)	(0.18)	(0.12)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)	(1.62)

Total distributions to shareholders	(1.54)	(3.57)	(0.12)	(1.31)	(1.68)	(1.74)
Net asset value, end of period	$12.36	$14.59	$16.66	$14.68	$16.20	$16.93
Total return[2]	(4.61)%	9.44%	14.35%	(0.79)%	5.95%	13.94%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.86%	1.01%	1.16%	1.12%	1.12%
Net expenses	0.75%	0.75%	0.87%	0.93%	0.85%	0.85%
Net investment income	2.07%	1.37%	1.01%	1.35%	1.01%	0.86%
Supplemental data
Portfolio turnover rate	108%	258%	221%	50%	71%	59%
Net assets, end of period (000s omitted)	$15,207	$16,744	$18,296	$24,164	$30,177	$36,002

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.58	$16.65	$14.66	$16.17	$16.91	$16.44
Net investment income	0.15	0.24	0.19 [1]	0.21 [1]	0.20 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.81)	1.30	1.94	(0.38)	0.78	2.05

Total from investment operations	(0.66)	1.54	2.13	(0.17)	0.98	2.23
Distributions to shareholders from
Net investment income	(0.19)	(0.23)	(0.14)	(0.22)	(0.22)	(0.14)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)	(1.62)

Total distributions to shareholders	(1.57)	(3.61)	(0.14)	(1.34)	(1.72)	(1.76)
Net asset value, end of period	$12.35	$14.58	$16.65	$14.66	$16.17	$16.91
Total return[2]	(4.41)%	9.77%	14.61%	(0.54)%	6.14%	14.16%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.74%	0.91%	0.85%	0.85%
Net expenses	0.50%	0.50%	0.61%	0.74%	0.65%	0.65%
Net investment income	2.15%	1.60%	1.21%	1.52%	1.23%	1.10%
Supplemental data
Portfolio turnover rate	108%	258%	221%	50%	71%	59%
Net assets, end of period (000s omitted)	$5,235	$17,606	$16,321	$9,343	$1,483	$863

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

24	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $200,139,176 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$19,946,155

Gross unrealized losses	(5,263,933)

Net unrealized gains	$14,682,222

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	25

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$19,246,606	$0	$0	$19,246,606

Consumer discretionary	11,583,622	0	0	11,583,622

Consumer staples	18,297,595	0	0	18,297,595

Energy	16,950,430	0	0	16,950,430

Financials	41,136,457	0	0	41,136,457

Health care	35,401,437	0	0	35,401,437

Industrials	14,306,444	0	0	14,306,444

Information technology	17,009,431	0	0	17,009,431

Materials	5,135,249	0	0	5,135,249

Real Estate	13,181,787	0	0	13,181,787

Utilities	17,290,267	0	0	17,290,267

Short-term investments

Investment companies	5,282,073	0	0	5,282,073

	214,821,398			214,821,398

Futures contracts	274,456			274,456

Total assets	$215,095,854	$0	$0	$215,095,854

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase. Prior to November 1, 2018, Analytic Investors, LLC served as the subadviser and received an annual fee from Funds Management at the same rates. On November 1, 2018, Analytic Investors, LLC was consolidated into WellsCap.

26	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A shares, 1.58% for Class C shares, 0.40% for Class R6 shares, 0.75% for Administrator Class shares, and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $975 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $249,587,974 and $272,034,287, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2019, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $5,164,942 in long futures contracts during the six months ended January 31, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	27

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended January 31, 2019, the Fund had average borrowings outstanding of $14,718 (on an annualized basis) at an average interest rate of 3.73% and paid interest in the amount of $549.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$2,599,881	$43,429,588

Class C	11.926	647,269

Class R6	420	6,236

Administrator Class	218,142	3,454,920

Institutional Class	253,844	3,302,668

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

28	Wells Fargo Large Company Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Company Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30	Wells Fargo Large Company Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Large Company Value Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

32	Wells Fargo Large Company Value Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320775 03-19 SA210/SAR210 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Low Volatility U.S. Equity Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Low Volatility U.S. Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Low Volatility U.S. Equity Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Low Volatility U.S. Equity Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Low Volatility U.S. Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2019

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
		1 year	Since inception	1 year	Since inception	Gross	Net[2]

Class A (WLVLX)	10-31-2016	-7.82	4.73	-2.19	7.52	1.56	0.74

Class C (WLVKX)	10-31-2016	-3.87	6.74	-2.87	6.74	2.31	1.49

Class R6 (WLVJX)	10-31-2016	–	–	-1.74	8.00	1.13	0.31

Administrator Class (WLVDX)	10-31-2016	–	–	-2.09	7.60	1.48	0.66

Institutional Class (WLVOX)	10-31-2016	–	–	-1.83	7.88	1.23	0.41

Russell 1000® Index[3]	–	–	–	-2.17	13.49	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	7

Ten largest holdings (%) as of January 31, 2019[4]

Waste Management Incorporated	2.49

The Procter & Gamble Company	2.47

NextEra Energy Incorporated	2.46

PepsiCo Incorporated	2.42

CME Group Incorporated	2.33

Merck & Company Incorporated	2.29

VICI Properties Incorporated	2.25

The Hershey Company	2.25

Sysco Corporation	2.17

Costco Wholesale Corporation	2.13

Sector distribution as of January 31, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.30% for Class R6, 0.65% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Low Volatility U.S. Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$983.99	$4.00	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C

Actual	$1,000.00	$981.43	$7.74	1.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6

Actual	$1,000.00	$986.86	$1.85	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class

Actual	$1,000.00	$985.01	$3.60	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Institutional Class

Actual	$1,000.00	$985.97	$2.35	0.47%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	9

Security name	Shares	Value

Common Stocks: 96.97%

Communication Services: 3.49%

Entertainment: 2.59%

Cinemark Holdings Incorporated	9,381	$383,871

The Madison Square Garden Company Class A †	1,857	516,060

		899,931

Media: 0.90%

Cable One Incorporated	184	162,719

Sirius XM Holdings Incorporated	25,733	150,023

		312,742

Consumer Discretionary: 3.88%

Diversified Consumer Services: 0.74%

H&R Block Incorporated	10,825	255,362

Hotels, Restaurants & Leisure: 1.45%

Darden Restaurants Incorporated	868	91,079

Hilton Grand Vacations Incorporated †	13,662	414,505

		505,584

Household Durables: 1.23%

NVR Incorporated †	160	425,600

Specialty Retail: 0.20%

ULTA Beauty Incorporated †	242	70,645

Textiles, Apparel & Luxury Goods: 0.26%

Carter’s Incorporated	1,102	91,356

Consumer Staples: 22.84%

Beverages: 3.69%

Keurig Dr Pepper Incorporated	3,629	98,781

PepsiCo Incorporated	7,476	842,321

The Coca-Cola Company	7,126	342,974

		1,284,076

Food & Staples Retailing: 4.31%

Costco Wholesale Corporation	3,458	742,191

Sysco Corporation	11,852	756,750

		1,498,941

Food Products: 6.45%

Bunge Limited	50	2,753

Flowers Foods Incorporated	9,853	193,710

Ingredion Incorporated	2,020	199,980

Lamb Weston Holdings Incorporated	7,725	558,517

The Hershey Company	7,365	781,426

Tyson Foods Incorporated Class A	8,206	508,115

		2,244,501

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Household Products: 5.47%

Colgate-Palmolive Company	9,683	$626,296

The Clorox Company	2,823	418,877

The Procter & Gamble Company	8,922	860,705

		1,905,878

Tobacco: 2.92%

Altria Group Incorporated	10,700	528,045

Philip Morris International Incorporated	6,349	487,095

		1,015,140

Energy: 0.23%

Energy Equipment & Services: 0.23%

Baker Hughes Incorporated	3,465	81,670

Financials: 16.97%

Banks: 0.16%

First Citizens BancShares Corporation Class A	135	55,017

Capital Markets: 5.92%

CBOE Holdings Incorporated	6,519	608,027

CME Group Incorporated	4,455	812,057

FactSet Research Systems Incorporated	1,042	227,812

Intercontinental Exchange Incorporated	1,732	132,948

MarketAxess Holdings Incorporated	902	193,723

Morningstar Incorporated	687	85,291

		2,059,858

Diversified Financial Services: 0.27%

AXA Equitable Holdings Incorporated	405	7,509

Berkshire Hathaway Incorporated Class B †	424	87,149

		94,658

Insurance: 5.27%

American Financial Group Incorporated	5,506	525,217

American National Insurance Company	379	52,753

Aon plc	682	106,549

Arch Capital Group Limited †	6,753	198,201

Mercury General Corporation	3,451	178,417

Old Republic International Corporation	10,458	210,729

The Progressive Corporation	8,335	560,862

		1,832,728

Mortgage REITs: 5.35%

AGNC Investment Corporation	15,735	281,814

Annaly Capital Management Incorporated	35,362	369,179

Chimera Investment Corporation	12,137	230,967

MFA Financial Incorporated	55,154	404,279

Starwood Property Trust Incorporated	8,023	177,148

Two Harbors Investment Corporation	27,325	398,672

		1,862,059

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	11

Security name	Shares	Value

Health Care: 7.26%

Health Care Equipment & Supplies: 1.74%

ICU Medical Incorporated †	830	$206,504

IDEXX Laboratories Incorporated †	1,134	241,292

Varian Medical Systems Incorporated †	1,189	156,984

		604,780

Health Care Providers & Services: 1.62%

Humana Incorporated	1,824	563,598

Life Sciences Tools & Services: 1.61%

Bio-Rad Laboratories Incorporated Class A †	2,236	558,709

Pharmaceuticals: 2.29%

Merck & Company Incorporated	10,725	798,262

Industrials: 10.60%

Aerospace & Defense: 4.19%

BWX Technologies Incorporated	6,993	324,615

Lockheed Martin Corporation	1,927	558,233

Northrop Grumman Corporation	136	37,475

Raytheon Company	3,258	536,788

		1,457,111

Air Freight & Logistics: 0.88%

Expeditors International of Washington Incorporated	4,435	307,345

Commercial Services & Supplies: 4.42%

ADT Incorporated	2,494	18,007

Republic Services Incorporated	8,478	650,347

Waste Management Incorporated	9,072	867,918

		1,536,272

Industrial Conglomerates: 0.33%

Honeywell International Incorporated	791	113,611

Machinery: 0.33%

The Toro Company	1,951	116,085

Road & Rail: 0.45%

Schneider National Incorporated Class B	7,416	157,516

Information Technology: 15.43%

Communications Equipment: 1.52%

Motorola Solutions Incorporated	4,536	530,304

Electronic Equipment, Instruments & Components: 1.42%

National Instruments Corporation	11,172	494,026

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

IT Services: 6.49%

Amdocs Limited	10,754	$600,934

Automatic Data Processing Incorporated	3,728	521,324

Booz Allen Hamilton Holding Corporation	11,321	556,201

Genpact Limited	12,749	380,303

Jack Henry & Associates Incorporated	1,493	199,390

		2,258,152

Semiconductors & Semiconductor Equipment: 1.21%

Maxim Integrated Products Incorporated	3,725	202,156

NXP Semiconductors N.V.	2,506	218,097

		420,253

Software: 4.79%

Aspen Technology Incorporated †	2,000	193,260

Cadence Design Systems Incorporated †	4,764	228,815

CDK Global Incorporated	6,652	325,349

Symantec Corporation	20,398	428,766

Synopsys Incorporated †	5,253	490,368

		1,666,558

Materials: 2.60%

Chemicals: 0.52%

Valvoline Incorporated	8,208	181,479

Containers & Packaging: 0.39%

Ardagh Group SA	4,415	53,510

Avery Dennison Corporation	791	82,620

		136,130

Metals & Mining: 1.69%

Newmont Mining Corporation	12,726	434,084

Royal Gold Incorporated	1,746	152,548

		586,632

Real Estate: 3.60%

Equity REITs: 3.60%

Apple Hospitality REIT Incorporated	15,864	260,328

Equity Commonwealth	3,215	104,037

Outfront Media Incorporated	4,980	103,335

VICI Properties Incorporated	36,399	783,670

		1,251,370

Utilities: 10.07%

Electric Utilities: 6.82%

American Electric Power Company Incorporated	2,997	237,123

Avangrid Incorporated	1,784	88,968

Hawaiian Electric Industries Incorporated	8,736	324,892

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	13

Security name		Shares	Value

Electric Utilities (continued)

NextEra Energy Incorporated		4,782	$855,882

Pinnacle West Capital Corporation		7,372	649,621

Xcel Energy Incorporated		4,132	216,351

			2,372,837

Gas Utilities: 0.42%

UGI Corporation		2,569	146,510

Multi-Utilities: 2.83%

Ameren Corporation		1,347	93,401

CenterPoint Energy Incorporated		3,079	95,203

CMS Energy Corporation		8,189	426,974

DTE Energy Company		3,144	370,206

			985,784

Total Common Stocks (Cost $32,529,833)			33,739,070

	Yield
Short-Term Investments: 2.92%

Investment Companies: 2.92%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	1,016,458	1,016,458

Total Short-Term Investments (Cost $1,016,458)			1,016,458

Total investments in securities (Cost $33,546,291)	99.89%	34,755,528

Other assets and liabilities, net	0.11	38,438

Total net assets	100.00%	$34,793,966

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	922,225	5,942,273	5,848,040	1,016,458	$0	$0	$9,549	$1,016,458	2.92%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Low Volatility U.S. Equity Fund	Statement of assets and liabilities—January 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $32,529,833)	$33,739,070
Investments in affiliated securities, at value (cost $1,016,458)	1,016,458
Receivable for dividends	28,476
Receivable from manager	12,385
Receivable for Fund shares sold	2,075
Prepaid expenses and other assets	85,495

Total assets	34,883,959

Liabilities
Shareholder report expenses payable	45,768
Professional fees payable	30,152
Custodian and accounting fees payable	7,680
Administration fees payable	3,710
Trustees’ fees and expenses payable	2,506
Distribution fee payable	137
Accrued expenses and other liabilities	40

Total liabilities	89,993

Total net assets	$34,793,966

NET ASSETS CONSIST OF
Paid-in capital	$33,714,381
Total distributable earnings	1,079,585

Total net assets	$34,793,966

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,263,811
Shares outstanding – Class A¹	119,877
Net asset value per share – Class A	$10.54
Maximum offering price per share – Class A²	$11.18
Net assets – Class C	$221,773
Shares outstanding – Class C¹	21,106
Net asset value per share – Class C	$10.51
Net assets – Class R6	$1,058,679
Shares outstanding – Class R6¹	100,480
Net asset value per share – Class R6	$10.54
Net assets – Administrator Class	$105,755
Shares outstanding – Administrator Class¹	10,042
Net asset value per share – Administrator Class	$10.53
Net assets – Institutional Class	$32,143,948
Shares outstanding – Institutional Class¹	3,049,842
Net asset value per share – Institutional Class	$10.54

¹	The Fund has an unlimited number of authorized shares.

²	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	15

Investment income
Dividends (net of foreign withholding taxes of $220)	$492,818
Income from affiliated securities	9,549

Total investment income	502,367

Expenses
Management fee	73,874
Administration fees
Class A	1,354
Class C	211
Class R6	171
Administrator Class	74
Institutional Class	22,228
Shareholder servicing fees
Class A	1,612
Class C	251
Administrator Class	142
Distribution fee
Class C	753
Custody and accounting fees	6,414
Professional fees	26,890
Registration fees	44,933
Shareholder report expenses	25,204
Trustees’ fees and expenses	11,090
Other fees and expenses	4,573

Total expenses	219,774
Less: Fee waivers and/or expense reimbursements	(130,228)

Net expenses	89,546

Net investment income	412,821

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	539,423
Net change in unrealized gains (losses) on investments	(1,490,557)

Net realized and unrealized gains (losses) on investments	(951,134)

Net decrease in net assets resulting from operations	$(538,313)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Low Volatility U.S. Equity Fund	Statement of changes in net assets

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018¹

Operations
Net investment income		$412,821			$709,204
Net realized gains on investments		539,423			1,575,047
Net change in unrealized gains (losses) on investments		(1,490,557)			219,615

Net increase (decrease) in net assets resulting from operations		(538,313)			2,503,866

Distributions to shareholders from net investment income and net realized gains
Class A		(97,183)			(39,204)
Class C		(13,678)			(2,805)
Class R6		(88,854)			(41,008)
Administrator Class		(8,480)			(3,707)
Institutional Class		(2,610,423)			(1,251,431)

Total distributions to shareholders		(2,818,618)			(1,338,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,356	139,406	36,479		411,267
Class C	6,977	77,744	7,545		83,872
Institutional Class	58,188	630,999	321,940		3,618,353

		848,149			4,113,492

Reinvestment of distributions
Class A	8,338	88,821	3,092		35,640
Class C	567	5,999	3		37
Institutional Class	50,399	537,420	25,951		299,171

		632,240			334,848

Payment for shares redeemed
Class A	(14,350)	(153,841)	(23,744)		(260,000)
Class C	(2,683)	(31,181)	(1,331)		(15,125)
Class R	N/A	N/A	(10,037	)²	(114,115	)²
Institutional Class	(132,867)	(1,516,334)	(227,303)		(2,583,866)

		(1,701,356)			(2,973,106)

Net increase (decrease) in net assets resulting from capital share transactions		(220,967)			1,475,234

Total increase (decrease) in net assets		(3,577,898)			2,640,945

Net assets
Beginning of period		38,371,864			35,730,919

End of period		$34,793,966			$38,371,864

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at July 31, 2018 was $364,175. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

²

For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017[1]
Net asset value, beginning of period	$11.56	$11.21	$10.00
Net investment income	0.10	0.16	0.13
Net realized and unrealized gains (losses) on investments	(0.29)	0.54	1.12

Total from investment operations	(0.19)	0.70	1.25
Distributions to shareholders from
Net investment income	(0.18)	(0.17)	(0.04)
Net realized gains	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.83)	(0.35)	(0.04)
Net asset value, end of period	$10.54	$11.56	$11.21
Total return[2]	(1.60)%	6.32%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.55%	1.61%
Net expenses	0.80%	0.83%	0.82%
Net investment income	1.93%	1.53%	1.78%
Supplemental data
Portfolio turnover rate	45%	75%	39%
Net assets, end of period (000s omitted)	$1,264	$1,312	$1,096

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017[1]
Net asset value, beginning of period	$11.49	$11.16	$10.00
Net investment income	0.05	0.08	0.08
Net realized and unrealized gains (losses) on investments	(0.27)	0.52	1.11

Total from investment operations	(0.22)	0.60	1.19
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.03)
Net realized gains	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.76)	(0.27)	(0.03)
Net asset value, end of period	$10.51	$11.49	$11.16
Total return[2]	(1.86)%	5.45%	11.91%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.31%	2.40%
Net expenses	1.55%	1.58%	1.58%
Net investment income	1.22%	0.76%	1.03%
Supplemental data
Portfolio turnover rate	45%	75%	39%
Net assets, end of period (000s omitted)	$222	$187	$112

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017[1]
Net asset value, beginning of period	$11.58	$11.24	$10.00
Net investment income	0.13	0.22	0.18
Net realized and unrealized gains (losses) on investments	(0.29)	0.52	1.11

Total from investment operations	(0.16)	0.74	1.29
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.05)
Net realized gains	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.88)	(0.40)	(0.05)
Net asset value, end of period	$10.54	$11.58	$11.24
Total return[2]	(1.31)%	6.70%	12.94%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.12%	1.22%
Net expenses	0.37%	0.40%	0.40%
Net investment income	2.35%	1.96%	2.19%
Supplemental data
Portfolio turnover rate	45%	75%	39%
Net assets, end of period (000s omitted)	$1,059	$1,164	$1,129

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017[1]
Net asset value, beginning of period	$11.55	$11.21	$10.00
Net investment income	0.11	0.18	0.15
Net realized and unrealized gains (losses) on investments	(0.29)	0.53	1.10

Total from investment operations	(0.18)	0.71	1.25
Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.04)
Net realized gains	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.84)	(0.37)	(0.04)
Net asset value, end of period	$10.53	$11.55	$11.21
Total return[2]	(1.50)%	6.36%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.47%	1.57%
Net expenses	0.72%	0.75%	0.75%
Net investment income	2.00%	1.61%	1.87%
Supplemental data
Portfolio turnover rate	45%	75%	39%
Net assets, end of period (000s omitted)	$106	$116	$113

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017[1]
Net asset value, beginning of period	$11.58	$11.23	$10.00
Net investment income	0.13	0.20	0.16
Net realized and unrealized gains (losses) on investments	(0.30)	0.54	1.12

Total from investment operations	(0.17)	0.74	1.28
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.05)
Net realized gains	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.87)	(0.39)	(0.05)
Net asset value, end of period	$10.54	$11.58	$11.23
Total return[2]	(1.40)%	6.64%	12.82%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.22%	1.31%
Net expenses	0.47%	0.50%	0.50%
Net investment income	2.25%	1.87%	2.09%
Supplemental data
Portfolio turnover rate	45%	75%	39%
Net assets, end of period (000s omitted)	$32,144	$35,593	$33,169

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund. Information for Class R shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	23

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $33,428,590 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,624,577

Gross unrealized losses	(1,297,639)

Net unrealized gains	$1,326,938

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$1,212,673	$0	$0	$1,212,673

Consumer discretionary	1,348,547	0	0	1,348,547

Consumer staples	7,948,536	0	0	7,948,536

Energy	81,670	0	0	81,670

Financials	5,904,320	0	0	5,904,320

Health care	2,525,349	0	0	2,525,349

Industrials	3,687,940	0	0	3,687,940

Information technology	5,369,293	0	0	5,369,293

Materials	904,241	0	0	904,241

Real estate	1,251,370	0	0	1,251,370

Utilities	3,505,131	0	0	3,505,131

Short-term investments

Investment companies	1,016,458	0	0	1,016,458

Total assets	$34,755,528	$0	$0	$34,755,528

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

24	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase. Prior to November 1, 2018, Analytic Investors, LLC served as the subadviser and received an annual fee from Funds Management at the same rates. On November 1, 2018, Analytic Investors, LLC was consolidated into WellsCap.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.30% for Class R6 shares, 0.65% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2018, the Fund’s expenses were capped at 0.83% for Class A shares, 1.58% for Class C shares, 0.40% for Class R6, 0.75% for Administrator Class shares, and 0.50% for Institutional Class.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	25

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $15,979,149 and $18,687,363, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$19,083	$20,121

Class C	941	1,864

Class R6	22,574	18,434

Administrator Class	1,865	1,842

Institutional Class	119,172	586,361

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

26	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

30	Wells Fargo Low Volatility U.S. Equity Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320776 03-19 SA270/SAR270 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo Omega Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Omega Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Omega Growth Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Omega Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKOAX)	4-29-1968	-4.34	8.59	15.35	1.50	9.88	16.03	1.28	1.28

Class C (EKOCX)	8-2-1993	-0.27	9.06	15.16	0.73	9.06	15.16	2.03	2.03

Class R (EKORX)	10-10-2003	–	–	–	1.25	9.62	15.74	1.53	1.53

Administrator Class (EOMYX)	1-13-1997	–	–	–	1.69	10.11	16.29	1.20	1.10

Institutional Class (EKONX)[4]	7-30-2010	–	–	–	1.94	10.39	16.54	0.95	0.85

Russell 3000® Growth Index[5]	–	–	–	–	0.03	12.57	16.77	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Omega Growth Fund	7

Ten largest holdings (%) as of January 31, 2019[6]

Amazon.com Incorporated	6.75

Microsoft Corporation	6.64

UnitedHealth Group Incorporated	4.18

Visa Incorporated Class A	4.07

Alphabet Incorporated Class A	3.94

Waste Connections Incorporated	2.54

Union Pacific Corporation	2.36

First Data Corporation Class A	2.03

EPAM Systems Incorporated	1.97

PayPal Holdings Incorporated	1.83

Sector distribution as of January 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.30% for Class A, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$969.03	$6.40	1.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.56	1.29%
Class C

Actual	$1,000.00	$965.44	$10.11	2.04%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.36	2.04%
Class R

Actual	$1,000.00	$968.07	$7.59	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Administrator Class

Actual	$1,000.00	$970.13	$5.46	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Institutional Class

Actual	$1,000.00	$971.32	$4.22	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Omega Growth Fund	9

Security name	Shares	Value

Common Stocks: 100.34%

Communication Services: 10.66%

Entertainment: 4.07%

Netflix Incorporated †	32,200	$10,931,900

Nintendo Company Limited ADR	249,538	9,292,795

Take-Two Interactive Software Incorporated †	98,900	10,438,895

		30,663,590

Interactive Media & Services: 6.59%

Alphabet Incorporated Class A †	26,400	29,723,496

Alphabet Incorporated Class C †	8,685	9,695,673

Tencent Holdings Limited ADR	230,600	10,287,066

		49,706,235

Consumer Discretionary: 18.62%

Auto Components: 1.58%

Aptiv plc	150,300	11,893,239

Automobiles: 0.83%

Ferrari NV	49,900	6,302,370

Diversified Consumer Services: 2.59%

Adtalem Global Education Incorporated †	214,400	10,484,160

Bright Horizons Family Solutions Incorporated †	78,157	9,049,799

		19,533,959

Hotels, Restaurants & Leisure: 2.83%

Chipotle Mexican Grill Incorporated †	21,500	11,386,615

Vail Resorts Incorporated	52,902	9,959,331

		21,345,946

Internet & Direct Marketing Retail: 9.28%

Alibaba Group Holding Limited ADR †	47,000	7,919,030

Amazon.com Incorporated †	29,600	50,874,408

MercadoLibre Incorporated †	30,700	11,174,800

		69,968,238

Specialty Retail: 1.51%

The Home Depot Incorporated	61,900	11,360,507

Energy: 0.82%

Oil, Gas & Consumable Fuels: 0.82%

Pioneer Natural Resources Company	43,400	6,176,688

Financials: 4.35%

Capital Markets: 3.04%

Intercontinental Exchange Incorporated	168,800	12,957,088

Raymond James Financial Incorporated	123,702	9,958,011

		22,915,099

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Consumer Finance: 1.31%

SLM Corporation	921,100	$9,864,981

Health Care: 15.37%

Biotechnology: 3.09%

Celgene Corporation †	148,775	13,160,637

Exact Sciences Corporation †	80,400	7,242,432

Sarepta Therapeutics Incorporated †	20,500	2,864,055

		23,267,124

Health Care Equipment & Supplies: 5.08%

Align Technology Incorporated †	34,200	8,514,090

Boston Scientific Corporation †	279,600	10,666,740

Edwards Lifesciences Corporation †	56,300	9,594,646

Medtronic plc	108,000	9,546,120

		38,321,596

Health Care Providers & Services: 5.58%

UnitedHealth Group Incorporated	116,700	31,532,340

WellCare Health Plans Incorporated †	38,200	10,561,536

		42,093,876

Life Sciences Tools & Services: 0.97%

Illumina Incorporated †	26,200	7,330,498

Pharmaceuticals: 0.65%

Elanco Animal Health Incorporated †«	166,377	4,854,881

Industrials: 10.85%

Aerospace & Defense: 1.26%

Teledyne Technologies Incorporated †	42,200	9,462,084

Commercial Services & Supplies: 3.89%

Cintas Corporation	54,000	10,125,540

Waste Connections Incorporated	229,522	19,178,858

		29,304,398

Electrical Equipment: 1.41%

Rockwell Automation Incorporated	62,800	10,645,856

Road & Rail: 2.36%

Union Pacific Corporation	111,800	17,784,026

Trading Companies & Distributors: 1.93%

SiteOne Landscape Supply Incorporated †	105,500	5,623,150

Univar Incorporated †	429,828	8,953,317

		14,576,467

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Omega Growth Fund	11

Security name	Shares	Value

Information Technology: 35.14%

Communications Equipment: 1.70%

Motorola Solutions Incorporated	109,900	$12,848,409

Electronic Equipment, Instruments & Components: 2.01%

Littelfuse Incorporated	32,200	5,658,184

Zebra Technologies Corporation Class A †	54,800	9,513,280

		15,171,464

IT Services: 19.15%

Black Knight Incorporated †	246,100	12,105,659

EPAM Systems Incorporated †	104,741	14,818,757

Euronet Worldwide Incorporated †	85,400	9,821,854

Fidelity National Information Services Incorporated	84,200	8,801,426

First Data Corporation Class A †	619,900	15,280,535

Gartner Incorporated †	59,700	8,112,633

PayPal Holdings Incorporated †	155,600	13,811,056

Shopify Incorporated Class A †«	50,600	8,524,582

Total System Services Incorporated	114,000	10,215,540

Visa Incorporated Class A	227,404	30,701,814

WEX Incorporated †	75,302	12,148,472

		144,342,328

Semiconductors & Semiconductor Equipment: 0.76%

Infineon Technologies AG ADR	258,800	5,760,888

Software: 11.52%

Autodesk Incorporated †	49,500	7,286,400

Microsoft Corporation	479,400	50,063,742

Salesforce.com Incorporated †	80,800	12,279,176

ServiceNow Incorporated †	53,300	11,727,066

The Ultimate Software Group Incorporated †	20,000	5,461,400

		86,817,784

Materials: 3.91%

Chemicals: 3.03%

Ingevity Corporation †	103,900	9,773,873

The Sherwin-Williams Company	31,100	13,109,272

		22,883,145

Construction Materials: 0.88%

Vulcan Materials Company	65,000	6,607,250

Real Estate: 0.62%

Equity REITs: 0.62%

SBA Communications Corporation †	25,600	4,672,768

Total Common Stocks (Cost $515,964,643)		756,475,694

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments: 2.74%

Investment Companies: 2.74%

Securities Lending Cash Investments LLC (l)(r)(u)	2.57%	12,131,527	$12,132,740

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	8,496,291	8,496,291

Total Short-Term Investments (Cost $20,629,031)			20,629,031

Total investments in securities (Cost $536,593,674)	103.08%	777,104,725

Other assets and liabilities, net	(3.08)	(23,195,545)

Total net assets	100.00%	$753,909,180

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,508,449	94,620,463	88,997,385	12,131,527	$(3,860)	$0	$172,108	$12,132,740
Wells Fargo Government Money Market Fund Select Class	5,594,599	87,542,327	84,640,635	8,496,291	0	0	71,246	8,496,291

					$(3,860)	$0	$243,354	$20,629,031	2.74%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2019 (unaudited)	Wells Fargo Omega Growth Fund	13

Assets
Investments in unaffiliated securities (including $11,857,400 of securities loaned), at value (cost $515,964,643)	$756,475,694
Investments in affiliated securities, at value (cost $20,629,031)	20,629,031
Receivable for Fund shares sold	211,141
Receivable for dividends	21,638
Receivable for securities lending income	6,233
Prepaid expenses and other assets	64,981

Total assets	777,408,718

Liabilities
Payable upon receipt of securities loaned	12,136,565
Payable for investments purchased	9,712,201
Payable for Fund shares redeemed	861,471
Management fee payable	471,203
Administration fees payable	122,619
Distribution fees payable	33,060
Trustees’ fees and expenses payable	2,530
Due to custodian bank	463
Accrued expenses and other liabilities	159,426

Total liabilities	23,499,538

Total net assets	$753,909,180

NET ASSETS CONSIST OF
Paid-in capital	$501,257,432
Total distributable earnings	252,651,748

Total net assets	$753,909,180

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$609,740,814
Shares outstanding – Class A1	12,982,513
Net asset value per share – Class A	$46.97
Maximum offering price per share – Class A2	$49.84
Net assets – Class C	$51,886,195
Shares outstanding – Class C1	1,695,307
Net asset value per share – Class C	$30.61
Net assets – Class R	$6,205,383
Shares outstanding – Class R1	140,554
Net asset value per share – Class R	$44.15
Net assets – Administrator Class	$23,249,767
Shares outstanding – Administrator Class[1]	451,406
Net asset value per share – Administrator Class	$51.51
Net assets – Institutional Class	$62,827,021
Shares outstanding – Institutional Class[1]	1,180,206
Net asset value per share – Institutional Class	$53.23

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Omega Growth Fund	Statement of operations—six months ended January 31, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $14,377)	$2,285,605
Income from affiliated securities	102,874

Total investment income	2,388,479

Expenses
Management fee	3,056,617
Administration fees
Class A	663,158
Class C	59,484
Class R	6,674
Administrator Class	15,296
Institutional Class	41,192
Shareholder servicing fees
Class A	789,473
Class C	70,814
Class R	7,704
Administrator Class	28,209
Distribution fees
Class C	212,441
Class R	7,945
Custody and accounting fees	21,383
Professional fees	26,303
Registration fees	42,636
Shareholder report expenses	60,494
Trustees’ fees and expenses	11,090
Other fees and expenses	10,565

Total expenses	5,131,478
Less: Fee waivers and/or expense reimbursements	(45,390)

Net expenses	5,086,088

Net investment loss	(2,697,609)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	26,835,513
Affiliated securities	(3,860)

Net realized gains on investments	26,831,653
Net change in unrealized gains (losses) on investments	(50,404,153)

Net realized and unrealized gains (losses) on investments	(23,572,500)

Net decrease in net assets resulting from operations	$(26,270,109)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Omega Growth Fund	15

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment loss		$(2,697,609)		$(5,063,493)
Net realized gains on investments		26,831,653		102,987,066
Net change in unrealized gains (losses) on investments		(50,404,153)		85,525,118

Net increase (decrease) in net assets resulting from operations		(26,270,109)		183,448,691

Distributions to shareholders from net investment income and net realized gains
Class A		(68,419,305)		(78,031,973)
Class C		(8,678,201)		(10,985,719)
Class R		(707,933)		(974,995)
Administrator Class		(2,403,661)		(2,304,666)
Institutional Class		(6,323,228)		(6,956,178)

Total distributions to shareholders		(86,532,328)		(99,253,531)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	262,117	13,012,930	362,012	18,469,654
Class C	61,850	1,907,713	55,872	2,013,265
Class R	19,279	872,696	59,297	2,898,358
Administrator Class	17,211	998,035	59,693	3,308,304
Institutional Class	125,838	7,309,385	204,162	11,775,351

		24,100,759		38,464,932

Reinvestment of distributions
Class A	1,458,710	65,102,208	1,554,465	74,101,364
Class C	288,212	8,392,731	318,920	10,604,105
Class R	9,582	402,155	11,375	514,829
Administrator Class	44,842	2,194,127	39,989	2,065,019
Institutional Class	123,606	6,249,540	123,732	6,562,759

		82,340,761		93,848,076

Payment for shares redeemed
Class A	(839,766)	(41,657,646)	(1,588,303)	(81,411,378)
Class C	(287,332)	(9,519,264)	(456,893)	(16,729,771)
Class R	(32,634)	(1,634,137)	(59,515)	(2,895,636)
Administrator Class	(17,076)	(905,325)	(66,020)	(3,608,448)
Institutional Class	(129,658)	(7,264,547)	(429,386)	(24,161,795)

		(60,980,919)		(128,807,028)

Net increase in net assets resulting from capital share transactions		45,460,601		3,505,980

Total increase (decrease) in net assets		(67,341,836)		87,701,140

Net assets
Beginning of period		821,251,016		733,549,876

End of period		$753,909,180		$821,251,016

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Accumulated net investment loss at July 31, 2018 was $23,665. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$54.77	$49.43	$42.73	$48.29	$49.99	$47.97
Net investment loss	(0.17)[1]	(0.32)[1]	(0.22)[1]	(0.19)[1]	(0.28)[1]	(0.49)
Net realized and unrealized gains (losses) on investments	(1.82)	12.57	8.07	(1.44)	5.12	8.28

Total from investment operations	(1.99)	12.25	7.85	(1.63)	4.84	7.79
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)
Net asset value, end of period	$46.97	$54.77	$49.43	$42.73	$48.29	$49.99
Total return[2]	(3.10)%	26.86%	18.88%	(3.07)%	10.65%	16.58%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.28%	1.28%	1.28%	1.32%	1.32%
Net expenses	1.29%	1.28%	1.28%	1.28%	1.30%	1.30%
Net investment loss	(0.68)%	(0.63)%	(0.50)%	(0.47)%	(0.58)%	(0.84)%
Supplemental data
Portfolio turnover rate	24%	48%	76%	84%	94%	101%
Net assets, end of period (000s omitted)	$609,741	$662,751	$581,967	$573,304	$685,005	$724,071

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$38.02	$36.47	$32.07	$37.55	$40.56	$40.15
Net investment loss	(0.25)[1]	(0.50)[1]	(0.41)[1]	(0.39)[1]	(0.51)[1]	(0.65)[1]
Net realized and unrealized gains (losses) on investments	(1.35)	8.96	5.96	(1.16)	4.04	6.83

Total from investment operations	(1.60)	8.46	5.55	(1.55)	3.53	6.18
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)
Net asset value, end of period	$30.61	$38.02	$36.47	$32.07	$37.55	$40.56
Total return[2]	(3.46)%	25.88%	18.00%	(3.75)%	9.79%	15.73%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.03%	2.03%	2.03%	2.07%	2.07%
Net expenses	2.04%	2.03%	2.03%	2.03%	2.05%	2.05%
Net investment loss	(1.42)%	(1.38)%	(1.24)%	(1.22)%	(1.33)%	(1.59)%
Supplemental data
Portfolio turnover rate	24%	48%	76%	84%	94%	101%
Net assets, end of period (000s omitted)	$51,886	$62,074	$62,543	$74,337	$99,100	$108,073

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R		2018	2017	2016	2015	2014
Net asset value, beginning of period	$51.92	$47.30	$41.04	$46.66	$48.62	$46.90
Net investment loss	(0.22)[1]	(0.43)[1]	(0.30)[1]	(0.29)[1]	(0.39)[1]	(0.53)[1]
Net realized and unrealized gains (losses) on investments	(1.74)	11.96	7.71	(1.40)	4.97	8.02

Total from investment operations	(1.96)	11.53	7.41	(1.69)	4.58	7.49
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)
Net asset value, end of period	$44.15	$51.92	$47.30	$41.04	$46.66	$48.62
Total return[2]	(3.19)%	26.53%	18.58%	(3.30)%	10.38%	16.30%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.53%	1.53%	1.53%	1.57%	1.57%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.55%	1.55%
Net investment loss	(0.92)%	(0.88)%	(0.72)%	(0.71)%	(0.83)%	(1.09)%
Supplemental data
Portfolio turnover rate	24%	48%	76%	84%	94%	101%
Net assets, end of period (000s omitted)	$6,205	$7,494	$6,298	$10,122	$17,199	$20,095

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$59.39	$52.99	$45.65	$51.20	$52.50	$50.00
Net investment loss	(0.14)[1]	(0.25)[1]	(0.12)[1]	(0.12)[1]	(0.17)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	(1.93)	13.56	8.61	(1.50)	5.41	8.58

Total from investment operations	(2.07)	13.31	8.49	(1.62)	5.24	8.27
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)
Net asset value, end of period	$51.51	$59.39	$52.99	$45.65	$51.20	$52.50
Total return[2]	(2.99)%	27.07%	19.08%	(2.84)%	10.91%	16.89%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.19%	1.15%	1.15%
Net expenses	1.10%	1.10%	1.10%	1.08%	1.05%	1.05%
Net investment loss	(0.49)%	(0.45)%	(0.25)%	(0.27)%	(0.33)%	(0.59)%
Supplemental data
Portfolio turnover rate	24%	48%	76%	84%	94%	101%
Net assets, end of period (000s omitted)	$23,250	$24,140	$19,754	$38,039	$86,756	$115,281

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$61.10	$54.21	$46.55	$52.01	$53.10	$50.40
Net investment loss	(0.07)[1]	(0.11)[1]	(0.03)[1]	(0.00)[2]	(0.04)[1]	(0.24)
Net realized and unrealized gains (losses) on investments	(1.99)	13.91	8.84	(1.53)	5.49	8.71

Total from investment operations	(2.06)	13.80	8.81	(1.53)	5.45	8.47
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)
Net asset value, end of period	$53.23	$61.10	$54.21	$46.55	$52.01	$53.10
Total return[3]	(2.87)%	27.39%	19.40%	(2.61)%	11.20%	17.17%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.95%	0.95%	0.95%	0.90%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.83%	0.80%	0.80%
Net investment loss	(0.24)%	(0.20)%	(0.06)%	(0.01)%	(0.09)%	(0.36)%
Supplemental data
Portfolio turnover rate	24%	48%	76%	84%	94%	101%
Net assets, end of period (000s omitted)	$62,827	$64,792	$62,987	$76,980	$87,085	$49,960

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

22	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $536,209,336 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$253,010,536

Gross unrealized losses	(12,115,147)

Net unrealized gains	$240,895,389

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	23

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$80,369,825	$0	$0	$80,369,825

Consumer discretionary	140,404,259	0	0	140,404,259

Energy	6,176,688	0	0	6,176,688

Financials	32,780,080	0	0	32,780,080

Health care	115,867,975	0	0	115,867,975

Industrials	81,772,831	0	0	81,772,831

Information technology	264,940,873	0	0	264,940,873

Materials	29,490,395	0	0	29,490,395

Real estate	4,672,768	0	0	4,672,768

Short-term investments

Investment companies	8,496,291	12,132,740	0	20,629,031

Total assets	$764,971,985	$12,132,740	$0	$777,104,725

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

24	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $7,830 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $184,631,778 and $220,192,633, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	25

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

Net realized gains

Class A	$78,031,973

Class C	10,985,719

Class R	974,995

Administrator Class	2,304,666

Institutional Class	6,956,178

8. CONCENTRATION RISK

Concentration risk result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

26	Wells Fargo Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Omega Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Omega Growth Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

30	Wells Fargo Omega Growth Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320777 03-19 SA211/SAR211 01-19

Semi-Annual Report

January 31, 2019

Wells Fargo

Premier Large Company Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.00% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 6.34%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 2.60%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.71% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.37%. The Bloomberg Barclays Municipal Bond Index6 added 2.05%, and the ICE BofAML U.S. High Yield Index7 gained 1.02%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada made progress. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September. Several U.S. equity market indices reached records during August. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, the S&P 500 Index added 7.71%.

Investors in international markets were not as reassured. Tensions between the U.S. and China increased when the U.S. imposed an additional $200 billion in tariffs on Chinese goods. China responded with $60 billion in tariffs on U.S. products. In addition, economic growth in China drew renewed concerns. The Bank of England, having raised its monetary policy rate to 0.50% in November 2017, increased the rate again in August 2018 to 0.75%. During the three-month period that ended September 30, 2018, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Premier Large Company Growth Fund	3

In bond markets, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, were flat. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74% during the quarter that ended September 30, 2018.

Conflicting data unsettled markets during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November for the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan disputes. The Bureau of Economic Analysis reported that third-quarter U.S. gross domestic product (GDP) grew at an annualized 3.4% rate, lower than second-quarter GDP growth. Brexit efforts stalled in the U.K. ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts, and the value of the yuan declined to low levels last seen in 2008. Oil prices fell.

After the Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018—the ninth such increase since the Fed began raising rates three years ago from near zero—it softened its outlook for further interest rate increases in 2019.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan disputes over spending and immigration policies extended into January. Globally, economic signals were uneven. Investors expected high levels of stock market volatility to continue, as measured by the VIX9.

January’s returns tended to support the investing adage that the market climbs a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that the market climbs a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡ , CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKJAX)	1-20-1998	-3.87	8.94	15.06	2.01	10.23	15.73	1.15	1.11

Class C (EKJCX)	1-22-1998	0.30	9.42	14.87	1.30	9.42	14.87	1.90	1.86

Class R4 (EKJRX)[4]	11-30-2012	–	–	–	2.34	10.57	16.10	0.87	0.80

Class R6 (EKJFX)[5]	11-30-2012	–	–	–	2.45	10.75	16.20	0.72	0.65

Administrator Class (WFPDX)[6]	7-16-2010	–	–	–	2.11	10.38	15.88	1.07	1.00

Institutional Class (EKJYX)	6-30-1999	–	–	–	2.39	10.69	16.17	0.82	0.70

Russell 1000® Growth Index[7]	–	–	–	–	0.24	12.97	16.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Premier Large Company Growth Fund	7

Ten largest holdings (%) as of January 31, 2019[8]

Amazon.com Incorporated	7.53

Alphabet Incorporated Class A	6.40

Microsoft Corporation	4.48

Visa Incorporated Class A	3.79

MasterCard Incorporated Class A	3.55

Microchip Technology Incorporated	2.89

PayPal Holdings Incorporated	2.88

The Boeing Company	2.35

Texas Instruments Incorporated	2.06

Union Pacific Corporation	2.00

Sector distribution as of January 31, 2019[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[6]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2018	Ending account value 1-31-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$972.10	$5.52	1.11%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class C

Actual	$1,000.00	$968.62	$9.23	1.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R4

Actual	$1,000.00	$973.19	$3.98	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6

Actual	$1,000.00	$973.51	$3.23	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class

Actual	$1,000.00	$972.53	$4.97	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class

Actual	$1,000.00	$973.46	$3.48	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund	9

Security name	Shares	Value

Common Stocks: 99.71%

Communication Services: 11.84%

Entertainment: 2.95%

Activision Blizzard Incorporated	115,930	$5,476,533

Live Nation Incorporated †	346,790	18,556,733

Netflix Incorporated †	63,800	21,660,100

Take-Two Interactive Software Incorporated †	191,260	20,187,493

		65,880,859

Interactive Media & Services: 8.89%

Alphabet Incorporated Class A †	126,850	142,819,147

Alphabet Incorporated Class C †	19,348	21,599,527

Facebook Incorporated Class A †	114,010	19,004,327

Match Group Incorporated «	277,300	14,832,777

		198,255,778

Consumer Discretionary: 15.46%

Hotels, Restaurants & Leisure: 2.31%

Planet Fitness Incorporated Class A †	355,230	20,574,922

Royal Caribbean Cruises Limited	247,980	29,769,999

Vail Resorts Incorporated	5,870	1,105,086

		51,450,007

Household Durables: 0.61%

Roku Incorporated †«	304,870	13,703,907

Internet & Direct Marketing Retail: 7.98%

Amazon.com Incorporated †	97,760	168,023,045

Farfetch Limited Class A †	243,051	4,897,478

MercadoLibre Incorporated †	13,700	4,986,800

		177,907,323

Specialty Retail: 4.56%

Burlington Stores Incorporated †	213,710	36,696,144

Five Below Incorporated †	136,360	16,871,823

O’Reilly Automotive Incorporated †	70,640	24,346,782

Ross Stores Incorporated	24,000	2,210,880

The Home Depot Incorporated	6,330	1,161,745

ULTA Beauty Incorporated †	69,700	20,346,824

		101,634,198

Consumer Staples: 2.88%

Beverages: 1.76%

Constellation Brands Incorporated Class A	71,420	12,402,797

The Coca-Cola Company	557,070	26,811,779

		39,214,576

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 0.47%

Costco Wholesale Corporation	49,380	$10,598,429

Personal Products: 0.65%

The Estee Lauder Companies Incorporated Class A	105,570	14,401,859

Energy: 0.36%

Oil, Gas & Consumable Fuels: 0.36%

Concho Resources Incorporated †	66,130	7,925,019

Financials: 5.06%

Capital Markets: 5.06%

CME Group Incorporated	200,140	36,481,519

MarketAxess Holdings Incorporated	160,650	34,502,801

Raymond James Financial Incorporated	247,746	19,943,553

The Charles Schwab Corporation	469,230	21,945,887

		112,873,760

Health Care: 13.99%

Biotechnology: 4.82%

Alexion Pharmaceuticals Incorporated †	139,882	17,199,891

BioMarin Pharmaceutical Incorporated †	34,300	3,367,231

Fibrogen Incorporated †	122,600	6,957,550

Ligand Pharmaceuticals Incorporated †	64,710	7,642,251

Neurocrine Biosciences Incorporated †	76,210	6,723,246

Regeneron Pharmaceuticals Incorporated †	26,300	11,289,801

Sage Therapeutics Incorporated †	75,590	10,778,378

Sarepta Therapeutics Incorporated †	116,770	16,313,937

Vertex Pharmaceuticals Incorporated †	142,970	27,294,403

		107,566,688

Health Care Equipment & Supplies: 3.69%

Abbott Laboratories	422,750	30,852,295

Boston Scientific Corporation †	925,590	35,311,259

Intuitive Surgical Incorporated †	30,650	16,049,566

		82,213,120

Health Care Providers & Services: 0.40%

Centene Corporation †	68,720	8,972,770

Health Care Technology: 0.70%

Veeva Systems Incorporated Class A †	142,130	15,500,698

Life Sciences Tools & Services: 2.28%

Agilent Technologies Incorporated	385,190	29,293,700

PRA Health Sciences Incorporated †	203,900	21,607,283

		50,900,983

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund	11

Security name	Shares	Value

Pharmaceuticals: 2.10%

Elanco Animal Health Incorporated †«	255,470	$7,454,615

Zoetis Incorporated	458,368	39,492,987

		46,947,602

Industrials: 14.07%

Aerospace & Defense: 3.25%

HEICO Corporation	236,882	20,016,529

The Boeing Company	136,120	52,490,594

		72,507,123

Commercial Services & Supplies: 3.25%

KAR Auction Services Incorporated	227,417	11,827,958

Rollins Incorporated	561,955	20,927,204

Waste Connections Incorporated	476,015	39,775,813

		72,530,975

Industrial Conglomerates: 1.05%

Roper Industries Incorporated	82,550	23,383,113

Machinery: 0.88%

Fortive Corporation	261,425	19,604,261

Professional Services: 2.25%

CoStar Group Incorporated †	85,800	33,525,492

TransUnion	275,030	16,727,325

		50,252,817

Road & Rail: 3.39%

CSX Corporation	134,200	8,816,940

Norfolk Southern Corporation	132,110	22,160,131

Union Pacific Corporation	280,260	44,580,958

		75,558,029

Information Technology: 33.59%

IT Services: 13.51%

Euronet Worldwide Incorporated †	124,096	14,272,281

Global Payments Incorporated	167,130	18,765,356

MasterCard Incorporated Class A	375,110	79,196,974

PayPal Holdings Incorporated †	723,180	64,189,457

Shopify Incorporated Class A †«	88,130	14,847,261

Square Incorporated Class A †	102,328	7,301,103

Visa Incorporated Class A	626,230	84,547,312

WEX Incorporated †	113,240	18,269,009

		301,388,753

Semiconductors & Semiconductor Equipment: 5.69%

Microchip Technology Incorporated «	803,140	64,548,362

Monolithic Power Systems Incorporated	129,150	16,345,224

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2019 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Texas Instruments Incorporated		456,150	$45,925,182

			126,818,768

Software: 13.99%

Adobe Systems Incorporated †		154,169	38,206,162

Dropbox Incorporated Class A †«		809,800	20,010,158

Microsoft Corporation		957,620	100,004,257

Pivotal Software Incorporated Class A †		536,236	9,915,004

Proofpoint Incorporated †		214,760	21,877,601

RealPage Incorporated †		249,850	13,934,135

Salesforce.com Incorporated †		279,420	42,463,457

ServiceNow Incorporated †		152,680	33,592,654

Splunk Incorporated †		116,385	14,529,503

The Ultimate Software Group Incorporated †		64,092	17,501,602

			312,034,533

Technology Hardware, Storage & Peripherals: 0.40%

Apple Incorporated		52,750	8,779,710

Materials: 1.26%

Chemicals: 1.26%

Linde plc		172,900	28,184,429

Real Estate: 1.20%

Equity REITs: 0.69%

SBA Communications Corporation †		83,800	15,296,014

Real Estate Management & Development: 0.51%

CBRE Group Incorporated Class A †		250,510	11,460,831

Total Common Stocks (Cost $1,254,692,373)			2,223,746,932

	Yield
Short-Term Investments: 5.01%

Investment Companies: 5.01%

Securities Lending Cash Investments LLC (l)(r)(u)	2.57%	98,277,497	98,287,325

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	13,592,723	13,592,723

Total Short-Term Investments (Cost $111,880,048)			111,880,048

Total investments in securities (Cost $1,366,572,421)	104.72%	2,335,626,980

Other assets and liabilities, net	(4.72)	(105,368,654)

Total net assets	100.00%	$2,230,258,326

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund	13

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	94,411,945	309,236,998	305,371,446	98,277,497	$(2,806)	$0	$1,185,984	$98,287,325
Wells Fargo Government Money Market Fund Select Class	9,566,578	225,319,341	221,293,196	13,592,723	0	0	118,261	13,592,723

					$(2,806)	$0	$1,304,245	$111,880,048	5.01%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Premier Large Company Growth Fund	Statement of assets and liabilities—January 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $96,113,591 of securities loaned), at value (cost $1,254,692,373)	$2,223,746,932
Investments in affiliated securities, at value (cost $111,880,048)	111,880,048
Receivable for investments sold	6,620,032
Receivable for Fund shares sold	1,479,349
Receivable for dividends	703,680
Receivable for securities lending income	24,627
Prepaid expenses and other assets	114,012

Total assets	2,344,568,680

Liabilities
Payable upon receipt of securities loaned	98,287,171
Payable for investments purchased	10,656,963
Payable for Fund shares redeemed	3,336,190
Management fee payable	1,062,244
Administration fees payable	293,224
Distribution fee payable	100,655
Trustees’ fees and expenses payable	2,538
Due to custodian bank	265
Accrued expenses and other liabilities	571,104

Total liabilities	114,310,354

Total net assets	$2,230,258,326

NET ASSETS CONSIST OF
Paid-in capital	$1,213,940,337
Total distributable earnings	1,016,317,989

Total net assets	$2,230,258,326

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$942,604,802
Shares outstanding – Class A1	77,205,558
Net asset value per share – Class A	$12.21
Maximum offering price per share – Class A2	$12.95
Net assets – Class C	$164,186,669
Shares outstanding – Class C1	18,192,049
Net asset value per share – Class C	$9.03
Net assets – Class R4	$3,746,288
Share outstanding – Class R4[1]	292,715
Net asset value per share – Class R4	$12.80
Net assets – Class R6	$170,783,922
Shares outstanding – Class R6[1]	13,155,392
Net asset value per share – Class R6	$12.98
Net assets – Administrator Class	$48,086,938
Shares outstanding – Administrator Class[1]	3,859,739
Net asset value per share – Administrator Class	$12.46
Net assets – Institutional Class	$900,849,707
Shares outstanding – Institutional Class[1]	69,654,897
Net asset value per share – Institutional Class	$12.93

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund	15

Investment income
Dividends (net of foreign withholding taxes of $22,584)	$9,135,006
Income from affiliated securities	303,609

Total investment income	9,438,615

Expenses
Management fee	8,001,272
Administration fees
Class A	1,048,317
Class C	196,442
Class R4	1,430
Class R6	27,713
Administrator Class	33,707
Institutional Class	645,865
Shareholder servicing fees
Class A	1,247,997
Class C	233,859
Class R4	1,788
Administrator Class	64,821
Distribution fee
Class C	701,578
Custody and accounting fees	60,494
Professional fees	27,197
Registration fees	65,662
Shareholder report expenses	106,418
Trustees’ fees and expenses	11,090
Other fees and expenses	26,853

Total expenses	12,502,503
Less: Fee waivers and/or expense reimbursements	(869,711)

Net expenses	11,632,792

Net investment loss	(2,194,177)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	134,466,715
Affiliated securities	(2,806)

Net realized gains on investments	134,463,909
Net change in unrealized gains (losses) on investments	(211,430,091)

Net realized and unrealized gains (losses) on investments	(76,966,182)

Net decrease in net assets resulting from operations	$(79,160,359)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Premier Large Company Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2019 (unaudited)		Year ended July 31, 2018[1]

Operations
Net investment loss		$(2,194,177)		$(5,025,277)
Net realized gains on investments		134,463,909		395,034,238
Net change in unrealized gains (losses) on investments		(211,430,091)		194,196,842

Net increase (decrease) in net assets resulting from operations		(79,160,359)		584,205,803

Distributions to shareholders from net investment income and net realized gains
Class A		(157,260,447)		(227,679,727)
Class C		(37,119,006)		(54,543,209)
Class R4		(524,816)		(746,155)
Class R6		(27,912,392)		(37,680,602)
Administrator Class		(7,935,426)		(18,099,486)
Institutional Class		(149,877,161)		(222,234,431)

Total distributions to shareholders		(380,629,248)		(560,983,610)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,626,923	34,420,274	3,267,334	47,146,306
Class C	1,196,732	10,866,992	1,584,503	17,609,853
Class R4	32,705	395,164	75,453	1,179,600
Class R6	740,461	10,404,628	1,545,725	24,664,037
Administrator Class	217,733	2,857,902	561,343	8,469,670
Institutional Class	6,611,297	92,065,619	13,231,358	209,203,798

		151,010,579		308,273,264

Reinvestment of distributions
Class A	12,562,848	146,357,178	15,972,127	209,554,313
Class C	3,761,731	32,426,128	4,459,739	46,202,895
Class R4	42,767	522,194	54,558	741,983
Class R6	2,036,360	25,210,147	2,631,345	36,154,683
Administrator Class	643,092	7,646,354	1,320,910	17,607,730
Institutional Class	11,058,800	136,355,009	14,695,591	201,476,557

		348,517,010		511,738,161

Payment for shares redeemed
Class A	(7,407,256)	(98,526,304)	(14,159,720)	(208,175,400)
Class C	(3,710,023)	(35,465,687)	(5,118,687)	(60,638,200)
Class R4	(20,318)	(336,252)	(118,356)	(1,890,437)
Class R6	(2,034,376)	(27,856,630)	(2,515,229)	(39,250,052)
Administrator Class	(751,683)	(10,672,637)	(3,480,442)	(50,915,269)
Institutional Class	(13,957,080)	(187,795,572)	(21,905,645)	(330,565,468)

		(360,653,082)		(691,434,826)

Net increase in net assets resulting from capital share transactions		138,874,507		128,576,599

Total increase (decrease) in net assets		(320,915,100)		151,798,792

Net assets
Beginning of period		2,551,173,426		2,399,374,634

End of period		$2,230,258,326		$2,551,173,426

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Accumulated net investment loss at July 31, 2018 was $18,243. The disaggregated distributions information for the year ended July 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.10	$15.34	$14.68	$16.28	$14.55	$12.57
Net investment loss	(0.02)[1]	(0.05)	(0.03)[1]	(0.03)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.51)	3.56	2.12	(0.52)	1.97	2.03

Total from investment operations	(0.53)	3.51	2.09	(0.55)	1.94	1.98
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$12.21	$15.10	$15.34	$14.68	$16.28	$14.55
Total return[2]	(2.79)%	26.54%	16.01%	(3.22)%	13.46%	15.75%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.14%	1.13%	1.16%	1.17%
Net expenses	1.11%	1.11%	1.11%	1.11%	1.12%	1.12%
Net investment loss	(0.33)%	(0.34)%	(0.20)%	(0.17)%	(0.18)%	(0.36)%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$942,605	$1,048,632	$986,791	$1,697,746	$2,280,107	$1,908,455

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.87	$12.86	$12.64	$14.27	$12.87	$11.20
Net investment loss	(0.06)[1]	(0.13)[1]	(0.12)[1]	(0.12)[1]	(0.13)[1]	(0.14)[1]
Net realized and unrealized gains (losses) on investments	(0.42)	2.89	1.77	(0.46)	1.74	1.81

Total from investment operations	(0.48)	2.76	1.65	(0.58)	1.61	1.67
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$9.03	$11.87	$12.86	$12.64	$14.27	$12.87
Total return[2]	(3.14)%	25.68%	15.05%	(3.92)%	12.65%	14.91%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.90%	1.89%	1.88%	1.91%	1.92%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.87%	1.87%
Net investment loss	(1.08)%	(1.09)%	(0.95)%	(0.92)%	(0.93)%	(1.11)%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$164,187	$201,138	$206,026	$296,896	$388,290	$374,136

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R4		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.69	$15.75	$15.00	$16.56	$14.75	$12.70
Net investment income (loss)	(0.00)[1,2]	(0.00)[1,2]	0.01 [1]	0.02 [1]	0.02	(0.01)
Net realized and unrealized gains (losses) on investments	(0.53)	3.69	2.17	(0.53)	2.00	2.06

Total from investment operations	(0.53)	3.69	2.18	(0.51)	2.02	2.05
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$12.80	$15.69	$15.75	$15.00	$16.56	$14.75
Total return[3]	(2.68)%	27.06%	16.30%	(2.91)%	13.82%	16.14%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.86%	0.85%	0.83%	0.84%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.03)%	(0.02)%	0.09%	0.13%	0.13%	(0.11)%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$3,746	$3,727	$3,559	$3,988	$2,129	$765

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
CLASS R6		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.87	$15.87	$15.08	$16.62	$14.77	$12.71
Net investment income	0.01 [1]	0.02 [1]	0.03 [1]	0.04 [1]	0.05	0.01
Net realized and unrealized gains (losses) on investments	(0.54)	3.73	2.19	(0.53)	2.01	2.05

Total from investment operations	(0.53)	3.75	2.22	(0.49)	2.06	2.06
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$12.98	$15.87	$15.87	$15.08	$16.62	$14.77
Total return[2]	(2.65)%	27.27%	16.48%	(2.78)%	14.00%	16.29%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.71%	0.70%	0.68%	0.69%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.13%	0.12%	0.25%	0.28%	0.29%	0.09%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$170,784	$196,934	$170,657	$179,198	$166,768	$163,871

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.35	$15.52	$14.82	$16.41	$14.63	$12.62
Net investment loss	(0.02)[1]	(0.03)[1]	(0.01)[1]	(0.00)[1,2]	(0.00)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	(0.51)	3.61	2.14	(0.54)	1.99	2.03

Total from investment operations	(0.53)	3.58	2.13	(0.54)	1.99	2.01
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$12.46	$15.35	$15.52	$14.82	$16.41	$14.63
Total return[3]	(2.75)%	26.70%	16.14%	(3.13)%	13.73%	15.93%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.07%	1.06%	1.04%	1.00%	1.00%
Net expenses	1.00%	1.00%	1.00%	0.98%	0.95%	0.95%
Net investment loss	(0.22)%	(0.22)%	(0.06)%	(0.02)%	(0.01)%	(0.19)%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$48,087	$57,582	$82,998	$292,900	$1,129,970	$1,325,864

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2019 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.82	$15.84	$15.06	$16.61	$14.77	$12.71
Net investment income	0.01 [1]	0.01 [1]	0.02 [1]	0.03 [1]	0.03	0.01 [1]
Net realized and unrealized gains (losses) on investments	(0.54)	3.72	2.19	(0.53)	2.02	2.05

Total from investment operations	(0.53)	3.73	2.21	(0.50)	2.05	2.06
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)	0.00
Net asset value, end of period	$12.93	$15.82	$15.84	$15.06	$16.61	$14.77
Total return[2]	(2.65)%	27.17%	16.44%	(2.85)%	14.01%	16.21%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.08%	0.07%	0.19%	0.23%	0.23%	0.07%
Supplemental data
Portfolio turnover rate	22%	45%	65%	47%	44%	37%
Net assets, end of period (000s omitted)	$900,850	$1,043,161	$949,344	$1,097,976	$1,313,281	$1,031,979

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	23

1. ORGANIZATION

Wells Fargo Fund Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

24	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2019, the aggregate cost of all investments for federal income tax purposes was $1,364,492,667 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$983,672,342

Gross unrealized losses	(12,538,029)

Net unrealized gains	$971,134,313

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	25

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$264,136,637	$0	$0	$264,136,637

Consumer discretionary	344,695,435	0	0	344,695,435

Consumer staples	64,214,864	0	0	64,214,864

Energy	7,925,019	0	0	7,925,019

Financials	112,873,760	0	0	112,873,760

Health care	312,101,861	0	0	312,101,861

Industrials	313,836,318	0	0	313,836,318

Information technology	749,021,764	0	0	749,021,764

Materials	28,184,429	0	0	28,184,429

Real estate	26,756,845	0	0	26,756,845

Short-term investments

Investment companies	13,592,723	98,287,325	0	111,880,048

Total assets	$2,237,339,655	$98,287,325	$0	$2,335,626,980

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2019, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

26	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 1.00% for Administrator Class, and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2019, Funds Distributor received $19,668 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2019 were $522,392,809 and $765,309,311, respectively.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	27

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended July 31, 2018 were as follows:

Net realized gains

Class A	$227,679,727

Class C	54,543,209

Class R4	746,155

Class R6	37,680,602

Administrator Class	18,099,486

Institutional Class	222,234,431

8. CONCENTRATION RISK

Concentration risk result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

28	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

32	Wells Fargo Premier Large Company Growth Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320778 03-19 SA212/SAR212 01-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 27, 2019